UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23345

Name of Fund: BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.
Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability.
The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.
Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
16.89% 19.59%
U.S. small cap equities
(Russell 2000
®
Index)
8.09 12.31
International equities (MSCI
Europe, Australasia, Far
East Index)
11.67 18.77
Emerging market equities
(MSCI Emerging Markets
Index)
4.89 1.75
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.25 3.60
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.70 (3.97)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
2.09 (0.94)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.67 3.19
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
5.38 9.07
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Investment Objective
BlackRock Advantage Large Cap Core Portfolio’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
Equity markets continued to be marked by heightened volatility, but they saw strong gains during the first half of 2023. Equities saw a strong start to the year, supported by economic growth, falling inflation, and China's reopening. However, increasing volatility emerged as stubbornly high core inflation and hawkish rhetoric from policymakers led to market contractions and rising bond yields in February 2023. Financial system vulnerabilities were exposed in March 2023 by the failure of SVB Financial’s Silicon Valley
Bank, resulting in a sell-off across financials that raised recession expectations. Despite these concerns, growth stocks outperformed value stocks, as market leadership moved toward large-cap tech stocks, supported by falling bond yields. Later, equities officially entered a bull market, recovering more than 20% from October 2022’s lows, despite the ongoing monetary tightening cycle having an impact on global economic momentum. Concentration in longer-duration growth names in information technology
(“IT”) initially prevailed, later broadening to include cyclicals. Although central banks maintained a cautious approach, the markets exhibited resilience and potential for further growth.
Sentiment and macro-related insights detracted from relative performance during the reporting period. In particular, positioning around healthcare stocks proved wrongfooted in light of merger and acquisition activity and regulatory outcomes concerning clinical trials during the period. Text-based measures gathering sentiment from conference calls and analyst reports struggled among life sciences and pharmaceutical companies. Further, sentiment measures looking at bond market data incorrectly positioned the portfolio within industrials.
Macro-related insights struggled to capture evolving market dynamics. An insight capturing investor interest at the industry level drove an unsuccessful overweight to insurance stocks that undermined the Fund's performance.
Despite the Fund's underperformance, certain fundamental insights provided ballast. Traditional valuation measures worked well. In particular, insights looking at company cash flows and revenues motivated a successful underweight to banks that contributed to performance in the wake of the banking crisis. Elsewhere, although macro-thematic insights broadly struggled during the period, an insight looking at news sentiment at the industry level motivated an overweight to IT stocks that also worked amid the artificial intelligence (“AI”)-fueled market rally.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the reporting period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning as well as news flow.
Additionally, the Fund developed a new bank quality insight to better identify firms with less exposure to uninsured deposits and commercial real estate amid the emerging industry crisis in March 2023. Finally, in light of the emergent AI theme in the market, the Fund developed a new insight aiming to identify companies likely to benefit from this trend.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund's positioning remained largely sector-neutral. The Fund had slight overweight positions in the industrials and consumer staples sectors, while maintaining slight underweight positions in financials and utilities stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)

Fund Summary
BlackRock Advantage Large Cap Core Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Advantage Large Cap Core Portfolio
(b)
.......................................... 15.63% 18.02% 11.01% 12.33%
Russell 1000
®
Index
(c)
............................................................ 16.68 19.36 11.92 12.64
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core Portfolio.”
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities.
(c)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Index represents approximately 93% of the U.S. market.
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,156.30 $ 2.67 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 27.9%
Health Care ..................................... 14.1
Financials ....................................... 12.0
Consumer Discretionary ............................. 11.8
Industrials ....................................... 10.5
Communication Services ............................. 7.7
Consumer Staples ................................. 6.5
Energy ......................................... 3.1
Real Estate ...................................... 2.3
Materials ....................................... 1.7
Utilities ......................................... 1.5
Short-Term Securities ............................... 1.1
Liabilities in Excess of Other Assets ..................... (0.2)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Investment Objective
BlackRock Capital Appreciation Portfolio’s (the “Fund”) investment objective is to seek long term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its benchmark, the Russell 1000
®
Growth Index and the broad-market S&P 500
®
Index. The following
discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
From a sector perspective, the largest contributor to relative performance was positioning within the consumer staples sector. Avoiding exposure to any consumer staples stocks benefited the portfolio. Elsewhere, security selection in the aerospace and defense industry within industrials contributed, specifically through an overweight position in TransDigm Group, Inc. Lastly, maintaining an underweight position in the specialty retail sub-sector within the consumer discretionary sector proved beneficial, particularly in avoiding exposure to Home Depot Inc.
Conversely, the largest detractors from the Fund's relative performance were stock selection in communication services and positioning in the financials sector. Within communication services, a slight overweight allocation to the interactive media and service industry, most notably through an overweight position in Match Group Inc., detracted from relative performance. Positioning in the financial services industry within the financial sector also detracted, specifically due to an overweight position in
Visa, Inc. Lastly, selection within the software industry within information technology ("IT") weighed on relative performance, most notably because of the Fund's overweight position in Intuit, Inc.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to IT, particularly within the semiconductors and semiconductor equipment industry.
Exposure to communication services increased as well. Conversely, the Fund's exposure to the healthcare sector decreased the most, due to a reduced allocation to the life sciences tools and services industry. Exposure to the financials sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions relative to the benchmark in the financials sector, followed by healthcare and consumer discretionary. The Fund’s largest underweight position was in consumer staples, followed by communication services and industrials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Capital Appreciation Portfolio
(b)
............................................... 33.95% 25.75% 10.96% 14.14%
S&P 500
®
Index
(c)
............................................................... 16.89 19.59 12.31 12.86
Russell 1000
®
Growth Index
(d)
...................................................... 29.02 27.11 15.14 15.74
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Fund Summary
as of June 30, 2023 (continued)

Fund Summary
BlackRock Capital Appreciation Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,339.50 $ 2.96 $ 1,000.00 $ 1,022.27 $ 2.56 0.51%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 42.2%
Consumer Discretionary ............................. 17.9
Health Care ..................................... 13.3
Financials ....................................... 11.3
Communication Services ............................. 8.5
Industrials ....................................... 4.5
Energy ......................................... 1.2
Materials ....................................... 1.1
Short-Term Securities ............................... 0.1
Liabilities in Excess of Other Assets ..................... (0.1)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Allocation Portfolio
Investment Objective
BlackRock Global Allocation Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex US)
Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), as well as the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the Reference
Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds and may vary relative to the market value.
What factors influenced performance?
A broad underweight to duration and corresponding interest rate sensitivity via exposure to cash and cash equivalents which was largely held in lieu of additional fixed income as a risk mitigant (i.e., as zero duration U.S. fixed income exposure) detracted from performance. Within equities, security selection within information technology, communication services, consumer discretionary, materials and industrials weighed on performance. Tactical short positioning within U.S. equity index futures implemented to help manage the overall beta (market sensitivity) of the portfolio detracted as well. An overweight to the energy sector also detracted. Within fixed income, exposure to agency mortgage-backed securities negatively impacted performance.
The largest positive contributor to performance was exposure to corporate credit, most notably high yield corporate bonds. Security selection within healthcare positively impacted performance, although this contribution was partially offset by an overweight to the sector. An underweight to the real estate and financials sectors also contributed to performance over the period. The Fund’s aggregate exposure to private securities contributed modestly to performance, driven by holdings of private debt.
The Fund used derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives, in aggregate, modestly detracted from performance.
Describe recent portfolio activity.
During the six-month period, the Fund’s overall equity exposure increased from 53% to 62% of net assets. From a regional perspective, the Fund increased equity exposure the most in the United States and Japan, and decreased exposure in Europe. From a sector perspective, the Fund increased exposure to information technology, industrials, financials, consumer discretionary, consumer staples and healthcare, and reduced exposure to energy and materials.
The Fund’s allocation to fixed income increased from 32% to 34% of net assets. Within fixed income, the Fund increased exposure to both developed non-U.S. and emerging market sovereign debt, as well as to high yield corporate bonds. The Fund decreased exposure to investment grade corporate credit, securitized assets and, to a lesser extent, U.S. interest rates. The Fund’s overall portfolio duration was tactically managed and ended the period at 1.8 years, similar to the level at the beginning of the period.
The Fund’s allocation to commodity-related securities increased to slightly more than 1% of net assets.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight equities and underweight fixed income, with modest exposure to commodity-related assets and cash equivalents. Within equities, the Fund was overweight healthcare, industrials, information technology, consumer discretionary and energy, and underweight real estate, financials, materials, consumer staples, utilities and communication services. The Fund’s largest regional overweight was to the United States followed by Europe, and largest regional underweight was to Australia followed by Japan. Within fixed income, the Fund was underweight developed market government bonds and overweight corporate bonds, securitized debt and bank loans. Portfolio duration was 1.8 years vs. a benchmark duration of 2.4 years (total portfolio duration assumes equity duration of
0). From a currency perspective, the Fund was modestly overweight the Swiss franc and Japanese yen and underweight the U.S. dollar. The Fund had approximately 4.2%
of net assets invested in private securities (including commitments), with exposure spread across a diversified group of private equity and private debt securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)

Fund Summary
BlackRock Global Allocation Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Global Allocation Portfolio
(b)(c)
................................................ 7.28% 8.35% 5.34% 5.45%
FTSE World Index
(d)
............................................................. 15.08 18.78 9.26 9.69
Reference Benchmark
(e)
.......................................................... 9.12 10.08 5.46 6.15
U.S. Stocks: S&P 500
®
Index
(f)
...................................................... 16.89 19.59 12.31 12.86
Non U.S. Stocks: FTSE World (ex U.S.) Index
(g)
.......................................... 11.54 17.37 5.17 5.84
U.S. Bonds: ICE BofA Current 5-Year U.S. Treasury Index
(h)
................................. 0.62 (2.40) 0.54 0.71
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
(i)
........................ 1.52 (2.63) (3.75) (1.40)
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(c)
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest.
(d)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(e)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
(f)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(g)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(h)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
(i)
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.

Fund Summary
as of June 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Allocation Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Dividend Expense Excluding Dividend Expense Annualized Expense Ratio
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Including
Dividend
Expense
Excluding
Dividend
Expense
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
Including
Dividend
Expense
Excluding
Dividend
Expense
$ 1,000.00 $ 1,072.80 $ 2.93 $ 2.93 $ 1,000.00 $ 1,021.97 $ 2.86 $ 1,021.97 $ 2.86 0.57% 0.57%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 65.1% 0.1% 65.2%
Japan ................................ 3.8 — 3.8
United Kingdom .......................... 3.6 — 3.6
Spain ................................. 3.5 — 3.5
France ................................ 3.4 — 3.4
Germany .............................. 3.0 — 3.0
Netherlands ............................ 2.9 — 2.9
Canada ............................... 2.6 — 2.6
Switzerland ............................. 2.2 — 2.2
China ................................. 1.5 — 1.5
Other
(b)
................................ 8.3 — 8.3
Total ................................. 99.9% 0.1% 100.0%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Money Market Overview
For the Six-Month Period Ended June 30, 2023

Money Market Overview
Market Review
During the period ended June 30, 2023, over the course of four meetings, the Federal Open Market Committee (the “FOMC”, “Committee”, or “the Fed”), increased the range of the Federal Funds target rate from 1.50%-1.75% in June 2022 to 5.00%-5.25% in May 2023. The FOMC left the federal funds target rate unchanged in June 2023, maintaining the current range of 5.00% to 5.25%. The vote was unanimous. This action represented the first meeting since “liftoff” commenced in March 2022 that no action was taken by the Committee on the federal funds target rate. In a statement released in conjunction with the meeting, the Committee again noted it “remains highly attentive to inflation risks” whilst acknowledging that “tighter credit conditions for households and businesses are likely to weigh on economic activity, hiring and inflation.” In line with this, the FOMC added that keeping the target range unchanged would give them the flexibility to adjust rates based on incoming data but modified their guidance for the monetary policy noting that “additional policy firming may be appropriate”.
Economic conditions in the United States began to show signs of moderation in the first two quarters of 2023 and several key barometers indicated that Fed’s rate hikes were starting to effect the economy: the unemployment rate was 3.6% in June 2023 (after hitting a historic low of 3.4% in April) and the consumer price index (“CPI”) started the year at 6.4% but decreased to 4.9% by the end of Q2 2023. The Fed’s updated quarterly projections reflected higher growth and core personal consumption expenditures
(“PCE”) inflation forecasts for 2023 at 1% and 3.9% respectively, along with expectations for unemployment to be lower in 2023 at 4.1% from 4.5% in March. The “dot plots”
moved notably higher with the median terminal rate rising from 5.1% to 5.6% in 2023 along with the projection for the Fed Funds target to be higher at the end of the two-year forecast period.
In June 2023, the FOMC added that keeping the target range unchanged would enable it “to assess additional information and its implications for monetary policy.” The
Committee also modified previous guidance for its rate path, noting that “in determining the extent of additional policy firming that may be appropriate” to reduce inflation to its
2% objective, they will consider various factors including the amount of tightening so far and the lagged effects of monetary policy. The FOMC again noted it would continue reducing its holdings of Treasury securities, agency debt and agency mortgage-backed securities as delineated in its Plans for Reducing the Size of the Federal Reserve’s
Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting.
For the first two quarters of 2023, markets were highly focused on the U.S. debt-ceiling negotiations, stresses in the banking sector and the path of monetary policy. Given insufficient near-term T-bill supply (up until the U.S. debt-ceiling resolution) and uncertainty surrounding the Fed’s hiking path, daily utilization of the Fed’s reverse repurchase agreement (“RRP”) remained high, averaging $2.16 trillion per day. In June 2023, the RRP facility held a balance of over $2.03 trillion. The secured overnight financing rate
(“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— continued to rise as the Fed increased rates. SOFR closed June
2023 at 5.09% and has averaged 4.73% for the first half of the year.
The 3-month London Inter-bank Offered Rate (“LIBOR”), which started the year at 4.78%, trended upward in the first half of 2023, ending June at 5.22%. The 3-month LIBOR-
Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system – hit a year-to-date low of -0.05% in March 2023 following news of stressed liquidity in regional banks and averaged 0.18% for the first two quarters of the year. Industry-wide money market mutual funds (“MMFs”) experienced net inflows of approximately
$635 billion during Q1 and Q2 2023. Of this, assets of prime and municipal MMFs experienced $146 billion and $1 billion of inflows, respectively, while government MMFs rose $488 billion.
Portfolio Review
The prevailing investment themes in 2022 included the path of monetary policy by the FOMC and other central banks, the U.S. debt-ceiling, and stresses in the banking sector. Yields across the balance of the Treasury curve rose as the Fed delivered rate hikes in an attempt to quell inflation. Since the beginning of this rate hiking cycle, we have preferred a below-neutral profile across our government funds. We continue to remain selective with respect to adding duration until we see more policy certainty from the central bank.
Approaching quarter-end, the market approached an inflection point. While Chair Powell and other Committee members continue to push a “hawkish” narrative, we believe that market yields toward the back-half of 2023 show that markets are no longer expecting the Fed to cut rates this year. This contrasts expectations of cuts in 2023 that markets held earlier this year.
Outlook
A short-term outlook for inflation above the FOMC’s preferred range and “hawkish” rhetoric from officials suggests increases in the target range for the federal funds rate further into “restrictive territory” are possible through at least the third quarter of 2023. The market has been in a near constant state of repricing since the FOMC first lifted rates off the zero lower bound. Pricing volatility should persist at least until the path of monetary policy becomes more clear.
In 2022, T-bill supply declined by $41 billion, with no material relief anticipated going into 2023, as the United States began nearing the debt ceiling limit. This insufficient supply, coupled with a cohort of investors with elevated levels of cash who lacked access to the Fed’s RRP program, we believe, contributed to a generally strong demand for
T-bills and dealer repurchase agreements. Upon the U.S. debt ceiling resolution, markets are expecting $1.4 trillion of new T-bill supply through year-end, with most issuance skewed towards the front end of the curve.
Eligible funds continued to utilize the Fed RRP throughout the period, as the overnight rate increased from 4.80% at the beginning of the quarter to 5.25% following the May
2023 FOMC rate hike. Compared to investments in treasury and agency obligations, the Fed RRP remained a compelling investment choice, in our opinion.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Investment Objective
BlackRock Government Money Market Portfolio’s (the “Fund”) investment objective is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Portfolio Information
Expense Example
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market Portfolio ..... 4.65% 4.65%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 42.9%
U.S. Government Sponsored Agency Obligations .............. 39.1
U.S. Treasury Obligations .............................. 14.7
Other Assets Less Liabilities ............................ 3.3
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,021.30 $ 2.51 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
(a)
Expenses are equal to the annualized expense ra tio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of June 30, 2023

Fund Summary
BlackRock High Yield Portfolio
Investment Objective
BlackRock High Yield Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ended June 30, 2023, the Fund underperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
In sector terms an underweight allocation to retailers and security selection within both wirelines and leisure detracted from relative performance. By credit quality, the Fund’s overweight allocation to C-rated issuers weighed on return.
High-yield corporate bonds experienced strong positive returns in the period, as credit sentiment was supported by continued declines in inflation and resilient economic data.
In sector terms, security selection within technology, cable and satellite and media and entertainment contributed positively to performance relative to the benchmark. From an asset allocation perspective, the Fund’s security selection within its core allocation to high yield corporate bonds and tactical allocation to investment grade corporate bonds proved beneficial. By credit quality, the Fund’s overweight allocation to CCC-rated issuers and security selection within B-rated issuers was additive.
Describe recent portfolio activity.
From an asset allocation perspective, the Fund increased its allocation to high yield corporate bonds, ending the period with an approximately 92% weight to the asset class. The Fund reduced its allocation to investment grade corporate bonds to approximately 8%. By credit quality, the Fund added to B-rated issues and reduced holdings of CCC-rated securities.
Describe portfolio positioning at period end.
The Fund’s core allocation to high yield corporate bonds was at approximately 92% at period end. Within this allocation, the Fund’s largest sector overweights compared to the benchmark index were to technology, diversified manufacturing and independent energy, while the largest underweights were to retailers, healthcare and cable and satellite. The Fund maintained an underweight to BB-rated issuers at 31% vs. 47% for the benchmark, while maintaining overweight allocations to B-rated issuers (46% vs.
40%) and CCC-rated issuers (14% vs 11%).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock High Yield Portfolio
( c )
........................... 7.56% 6.67% 5.25% 9.05% 3.68% 4.54%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
.. — — 5.38 9.07 3.34 4.43
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio
(the “Predecessor Fund”), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds.
(d)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Fund Summary
as of June 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock High Yield Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,052.50 $ 2.54 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................. 1.4%
BBB/Baa ....................................... 7.0
BB/Ba ......................................... 39.7
B ............................................ 39.8
CCC/Caa ....................................... 10.7
NR ........................................... 1.4
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.

Fund Summary
as of June 30, 2023

Fund Summary
BlackRock Sustainable Balanced Portfolio
Investment Objective
BlackRock Sustainable Balanced Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its blended reference benchmark (60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate
Bond Index).
What factors influenced performance?
Tactical asset class positioning was the most significant contributor to the Fund's relative performance during the reporting period. An underweight position to U.S. duration contributed to performance, as did overweight positions in Japanese and U.S. equity and an underweight position in the U.S. dollar, as nominal growth remained elevated and buoyed equity returns. Security selection within equities and fixed income also contributed to relative returns, driven by strong performance from sentiment and quality insights.
There were no material detractors from the Fund's performance during the reporting period. The Fund held an average of approximately 5.4% in unencumbered cash, given its underweight duration stance. The Fund's cash holdings did not have a material impact on performance.
Describe recent portfolio activity.
The Fund entered the period with an overweight to equities, expressed through U.S. equities, and an underweight to U.S. duration. This broad positioning across equities and duration was maintained throughout the period. In the first quarter of 2023, the Fund added to underweight duration positions in the United States. Despite bond pricing moving higher to reflect the rising probability of rate cuts by the Fed later in 2023, the Fund positioned itself for further rate hikes, given the lack of a meaningful turnaround in inflation data trends. In February 2023, the Fund moved from an S&P 500 overweight position to an overweight in U.S. value stocks, given the view that value companies could perform better in a higher-rate environment. The Fund also added an overweight position to the euro in March 2023, as inflation numbers hadn't yet turned lower across the Eurozone, necessitating further interest rate hikes by the European Central Bank. Pricing dislocations in the wake of Silicon Valley Bank's failure allowed the Fund to take advantage of opportunities in Japanese and U.S. equities as well. The Fund added further underweight positions in the U.S. dollar versus other developed-market currencies near period-end, given the stance of other central banks in remaining more focused on fighting inflation than the Fed.
Describe portfolio positioning at period end.
The Fund ended the period overweight equities, expressed through its position in U.S. value equities, and underweight fixed income as compared to its blended benchmark.
This position reflected period-end moves to increase the underweight in U.S. duration and the U.S. dollar. A reversal of globalization trends from past decades, an unconstrained suspension of the debt ceiling, an emphasis on energy security and the green transition, the need for sustained defense spending, and an upcoming U.S.
presidential election have all increased fiscal policymakers' desire to provide further economic stimulus. We believe the Fed's pause in June 2023 revealed an unstated
preference to prioritize fiscal sustainability (by keeping discount rates below economic growth rates) over price stability. As such, there is increasing evidence that we have moved from the era of monetary dominance in the 2010s to a period of fiscal dominance in the early 2020s. The Fund is positioned for this combination of impulses, which should act as an ongoing tailwind to broader equity markets given the strength in nominal GDP growth. However, it should also be a headwind to the U.S. dollar and long-
dated U.S. government bonds, as relatively dovish Fed communication at a time of above-target inflation should push the dollar lower and force fixed income markets to price in higher future inflation expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Balanced Portfolio
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Sustainable Balanced Portfolio
( b )
.............................................. 10.10% 11.00% 7.81% 8.83%
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
(c)
................. 9.11 9.44 5.45 6.04
MSCI All Country World Index
(d)
..................................................... 13.93 16.53 8.10 8.75
Bloomberg U.S. Aggregate Bond Index
(e)
.............................................. 2.09 (0.94) 0.77 1.52
(a)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests in a combination of equity securities, fixed-income securities and derivatives. The Fund’s total returns prior to April 8, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Balanced Capital Portfolio” .
(c)
A customized weighted index comprised of the returns of the MSCI All Country World Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Including
Interest
Expense
Excluding
Interest
Expense
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
Including
Interest
Expense
Excluding
Interest
Expense
$ 1,000.00 $ 1,101.00 $ 2.66 $ 2.60 $ 1,000.00 $ 1,022.27 $ 2.56 $ 1,022.32 $ 2.51 0.51% 0.50%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 59.4%
Corporate Bonds ................................... 20.0
U.S. Treasury Obligations ............................. 9.7
U.S. Government Sponsored Agency Securities .............. 8.3
Investment Companies ............................... 2.0
Preferred Securities ................................. 0.2
Asset-Backed Securities .............................. 0.2
Non-Agency Mortgage-Backed Securities .................. 0.2
Floating Rate Loan Interests ........................... 0.0
(b)
Other Interests .................................... 0.0
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure Of Expenses / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)
............... 741 $ 144,584
General Dynamics Corp. .............. 3,690 793,904
Lockheed Martin Corp. ............... 3,217 1,481,042
Textron, Inc. ...................... 380 25,699
2,445,229
Automobile Components — 0.1%
Lear Corp. ....................... 1,663 238,724
Automobiles — 2.1%
General Motors Co. ................. 32,622 1,257,905
Tesla, Inc.
(a)
....................... 10,003 2,618,485
3,876,390
Banks — 1.8%
Bank of America Corp. ............... 63,561 1,823,565
Citigroup, Inc. ..................... 18,557 854,365
JPMorgan Chase & Co. .............. 1,366 198,671
KeyCorp ......................... 12,747 117,782
NU Holdings Ltd., Class A
(a)
............ 2,635 20,790
US Bancorp ...................... 7,774 256,853
Wells Fargo & Co. .................. 1,354 57,789
3,329,815
Beverages — 1.7%
PepsiCo, Inc. ..................... 16,403 3,038,164
Biotechnology — 3.5%
AbbVie, Inc. ...................... 3,125 421,031
Amgen, Inc. ...................... 9,792 2,174,020
Exelixis, Inc.
(a)
..................... 14,259 272,489
Gilead Sciences, Inc. ................ 4,740 365,312
Horizon Therapeutics plc
(a)
............ 978 100,587
Incyte Corp.
(a)
..................... 22,521 1,401,932
Neurocrine Biosciences, Inc.
(a)
.......... 4,945 466,314
Regeneron Pharmaceuticals, Inc.
(a)
....... 976 701,295
Seagen, Inc.
(a)
..................... 257 49,462
Ultragenyx Pharmaceutical, Inc.
(a)
........ 8,536 393,766
6,346,208
Broadline Retail — 4.3%
Amazon.com, Inc.
(a)
................. 48,590 6,334,193
eBay, Inc. ........................ 33,697 1,505,919
Etsy, Inc.
(a)
....................... 1,007 85,202
7,925,314
Building Products — 0.7%
Allegion plc ....................... 7,777 933,395
Trane Technologies plc ............... 1,403 268,338
1,201,733
Capital Markets — 1.5%
Bank of New York Mellon Corp. (The) ..... 4,305 191,659
Intercontinental Exchange, Inc. ......... 2,671 302,037
Moody's Corp. ..................... 313 108,836
Nasdaq, Inc. ...................... 33,683 1,679,097
S&P Global, Inc. ................... 1,118 448,195
2,729,824
Chemicals — 1.5%
Ecolab, Inc. ...................... 12,425 2,319,623
FMC Corp. ....................... 1,129 117,800
LyondellBasell Industries NV, Class A ..... 2,769 254,278
Westlake Corp. .................... 428 51,133
2,742,834
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 1,713 $ 851,498
Construction & Engineering — 1.1%
AECOM ......................... 20,610 1,745,461
EMCOR Group, Inc. ................. 1,026 189,584
1,935,045
Construction Materials — 0.1%
Vulcan Materials Co. ................ 531 119,709
Consumer Finance — 0.8%
American Express Co. ............... 8,766 1,527,037
Consumer Staples Distribution & Retail — 1.8%
Target Corp. ...................... 2,052 270,659
Walmart, Inc. ...................... 19,299 3,033,417
3,304,076
Electric Utilities — 0.8%
IDACORP, Inc. .................... 638 65,459
PPL Corp. ....................... 53,713 1,421,246
1,486,705
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 3,074 497,619
Eaton Corp. plc .................... 4,499 904,749
1,402,368
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.
(a)
........................ 18,263 504,789
Energy Equipment & Services — 0.1%
Halliburton Co. .................... 4,884 161,123
Entertainment — 0.3%
Activision Blizzard, Inc.
(a)
.............. 1,017 85,733
Electronic Arts, Inc. ................. 566 73,410
Netflix, Inc.
(a)
...................... 253 111,444
ROBLOX Corp., Class A
(a)
............. 3,380 136,214
Spotify Technology SA
(a)
.............. 239 38,372
Warner Bros Discovery, Inc.
(a)
.......... 3,571 44,780
489,953
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,253 768,273
Block, Inc., Class A
(a)
................ 6,465 430,375
Mastercard, Inc., Class A .............. 5,824 2,290,579
PayPal Holdings, Inc.
(a)
............... 16,698 1,114,258
Visa, Inc., Class A .................. 12,054 2,862,584
7,466,069
Food Products — 1.1%
Hershey Co. (The) .................. 7,819 1,952,404
JM Smucker Co. (The) ............... 147 21,708
1,974,112
Ground Transportation — 0.2%
CSX Corp. ....................... 543 18,516
Lyft, Inc., Class A
(a)
.................. 2,198 21,079
Norfolk Southern Corp. ............... 1,410 319,732
Ryder System, Inc. .................. 215 18,230
Uber Technologies, Inc.
(a)
............. 1,202 51,890
429,447
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 5,651 616,072
Becton Dickinson & Co. .............. 622 164,214
Boston Scientific Corp.
(a)
.............. 43,244 2,339,068
Edwards Lifesciences Corp.
(a)
.......... 176 16,602
Hologic, Inc.
(a)
..................... 580 46,963

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.
(a)
............. 347 $ 174,274
ResMed, Inc. ..................... 593 129,570
Stryker Corp. ..................... 4,819 1,470,229
4,956,992
Health Care Providers & Services — 3.5%
Cigna Group (The) .................. 2,833 794,940
CVS Health Corp. .................. 31,588 2,183,678
Elevance Health, Inc. ................ 4,052 1,800,263
UnitedHealth Group, Inc. .............. 3,562 1,712,040
6,490,921
Health Care Technology — 0.1%
Teladoc Health, Inc.
(a)
................ 9,098 230,361
Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp. ................. 6,263 434,464
Caesars Entertainment, Inc.
(a)
.......... 7,074 360,562
Darden Restaurants, Inc.
(b)
............ 986 164,741
Domino's Pizza, Inc. ................. 305 102,782
McDonald's Corp. .................. 330 98,475
MGM Resorts International ............ 5,187 227,813
Starbucks Corp. .................... 2,101 208,125
Travel + Leisure Co. ................. 23,411 944,400
Wingstop, Inc. ..................... 157 31,425
Yum! Brands, Inc. .................. 1,952 270,450
2,843,237
Household Durables — 0.4%
Taylor Morrison Home Corp.
(a)
.......... 393 19,167
Toll Brothers, Inc. ................... 3,903 308,610
TopBuild Corp.
(a)
................... 725 192,864
Whirlpool Corp. .................... 1,433 213,216
733,857
Household Products — 2.0%
Kimberly-Clark Corp. ................ 11,683 1,612,955
Procter & Gamble Co. (The) ........... 12,941 1,963,667
3,576,622
Industrial Conglomerates — 0.9%
Honeywell International, Inc. ........... 8,280 1,718,100
Industrial REITs — 0.1%
Prologis, Inc. ...................... 1,213 148,750
Insurance — 3.8%
Allstate Corp. (The) ................. 8,159 889,657
American Financial Group, Inc. ......... 301 35,744
Everest Re Group Ltd. ............... 354 121,019
Marsh & McLennan Cos., Inc. .......... 12,038 2,264,107
MetLife, Inc. ...................... 40,238 2,274,654
Travelers Cos., Inc. (The) ............. 7,691 1,335,619
WR Berkley Corp. .................. 631 37,582
6,958,382
Interactive Media & Services — 6.2%
(a)
Alphabet, Inc., Class A ............... 40,836 4,888,069
Alphabet, Inc., Class C ............... 22,770 2,754,487
Meta Platforms, Inc., Class A ........... 12,105 3,473,893
Snap, Inc., Class A .................. 17,439 206,478
11,322,927
IT Services — 0.0%
Okta, Inc., Class A
(a)
................. 1,061 73,580
Security
Shares
Shares Value
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. ............. 12,530 $ 1,506,732
Danaher Corp. .................... 6,368 1,528,320
3,035,052
Machinery — 3.6%
Cummins, Inc. ..................... 3,559 872,524
Deere & Co. ...................... 4,397 1,781,620
Illinois Tool Works, Inc. ............... 4,694 1,174,251
Oshkosh Corp. .................... 467 40,438
Snap-on, Inc. ..................... 3,718 1,071,490
Timken Co. (The) ................... 4,339 397,149
Xylem, Inc. ....................... 11,895 1,339,615
6,677,087
Media — 1.3%
Comcast Corp., Class A .............. 22,926 952,575
Fox Corp., Class A .................. 39,021 1,326,714
Fox Corp., Class B .................. 766 24,428
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
332 10,893
2,314,610
Metals & Mining — 0.1%
Steel Dynamics, Inc. ................. 1,563 170,258
Multi-Utilities — 0.6%
DTE Energy Co. ................... 10,624 1,168,852
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc. ................ 849 129,354
Chevron Corp. ..................... 18,038 2,838,279
ConocoPhillips .................... 11,161 1,156,391
EOG Resources, Inc. ................ 4,274 489,116
Exxon Mobil Corp. .................. 929 99,635
Phillips 66 ........................ 3,413 325,532
Targa Resources Corp. ............... 1,998 152,048
Valero Energy Corp. ................. 3,162 370,903
5,561,258
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. .............. 37,869 2,421,722
Eli Lilly & Co. ..................... 2,572 1,206,217
Johnson & Johnson ................. 5,679 939,988
Pfizer, Inc. ....................... 3,331 122,181
4,690,108
Professional Services — 0.2%
ExlService Holdings, Inc.
(a)
............ 271 40,937
Insperity, Inc. ...................... 2,468 293,594
334,531
Residential REITs — 0.6%
Equity Residential .................. 16,470 1,086,526
Retail REITs — 0.8%
Kimco Realty Corp. ................. 1,138 22,441
Simon Property Group, Inc. ............ 13,046 1,506,552
1,528,993
Semiconductors & Semiconductor Equipment — 6.7%
Applied Materials, Inc. ............... 17,071 2,467,442
Intel Corp. ....................... 40,124 1,341,747
Lam Research Corp. ................ 69 44,357
Lattice Semiconductor Corp.
(a)
.......... 3,975 381,878
MaxLinear, Inc.
(a)
................... 8,798 277,665
Microchip Technology, Inc. ............. 1,467 131,429
Micron Technology, Inc. ............... 7,629 481,466
NVIDIA Corp. ..................... 15,144 6,406,215
NXP Semiconductors NV ............. 657 134,475

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................. 4,303 $ 512,229
12,178,903
Software — 12.0%
Adobe, Inc.
(a)
...................... 3,002 1,467,948
Autodesk, Inc.
(a)
.................... 2,141 438,070
Box, Inc., Class A
(a)
................. 2,179 64,019
Cadence Design Systems, Inc.
(a)
........ 101 23,687
Crowdstrike Holdings, Inc., Class A
(a)
...... 313 45,970
Dropbox, Inc., Class A
(a)
.............. 25,095 669,284
Fortinet, Inc.
(a)
..................... 8,441 638,055
Intuit, Inc. ........................ 870 398,625
Manhattan Associates, Inc.
(a)
........... 8,022 1,603,437
Microsoft Corp. .................... 39,087 13,310,687
Palo Alto Networks, Inc.
(a)
............. 663 169,403
RingCentral, Inc., Class A
(a)
............ 5,340 174,778
Salesforce, Inc.
(a)
................... 5,859 1,237,772
ServiceNow, Inc.
(a)
.................. 528 296,720
Splunk, Inc.
(a)
..................... 2,793 296,310
Synopsys, Inc.
(a)
................... 579 252,103
Teradata Corp.
(a)
................... 8,154 435,505
VMware, Inc., Class A
(a)
.............. 952 136,793
Zoom Video Communications, Inc., Class A
(a)
4,520 306,818
21,965,984
Specialized REITs — 0.7%
SBA Communications Corp. ........... 5,937 1,375,959
Specialty Retail — 2.5%
AutoNation, Inc.
(a)
................... 3,185 524,283
Best Buy Co., Inc. .................. 2,244 183,896
Chewy, Inc., Class A
(a)
............... 1,348 53,206
Dick's Sporting Goods, Inc.
(b)
........... 445 58,824
Five Below, Inc.
(a)
................... 2,676 525,941
Home Depot, Inc. (The) .............. 4,804 1,492,315
Penske Automotive Group, Inc.
(b)
........ 1,226 204,288
TJX Cos., Inc. (The) ................. 17,184 1,457,031
4,499,784
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. ....................... 71,067 $ 13,784,866
Dell Technologies, Inc., Class C ......... 6,113 330,775
Hewlett Packard Enterprise Co. ......... 112,559 1,890,991
HP, Inc. ......................... 6,190 190,095
16,196,727
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.
(a)
...................... 1,198 134,703
Lululemon Athletica, Inc.
(a)
............. 2,808 1,062,828
NIKE, Inc., Class B ................. 1,991 219,747
1,417,278
Trading Companies & Distributors — 1.2%
Herc Holdings, Inc. .................. 998 136,576
WW Grainger, Inc. .................. 2,573 2,029,042
2,165,618
Total Long-Term Investments — 99.1%
(Cost: $161,107,593) ............................. 180,947,423
Short-Term Securities
Money Market Funds — 1.1%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 1,670,591 1,670,591
SL Liquidity Series, LLC, Money Market Series,
5.28%
(e)
....................... 415,204 415,245
Total Short-Term Securities — 1.1%
(Cost: $2,085,836) .............................. 2,085,836
Total Investments — 100.2%
(Cost: $163,193,429 ) ............................. 183,033,259
Liabilities in Excess of Other Assets — (0.2)% ............ (350,982)
Net Assets — 100.0% ..............................
$ 182,682,277
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,693,555 $ — $ (22,964)
(a)
$ — $ — $ 1,670,591 1,670,591 $ 35,182 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,552,176 — (1,137,018)
(a)
195 (108) 415,245 415,204 6,057
(b)
—
$ 195 $ (108) $ 2,085,836 $ 41,239 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 09/15/23 $ 1,795 $ 39,392
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 39,392 $ — $ — $ — $ 39,392
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 140,467 $ — $ — $ — $ 140,467
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 73,852 $ — $ — $ — $ 73,852
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,828,644
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 180,947,423 $ — $ — $ 180,947,423
Short-Term Securities
Money Market Funds ...................................... 1,670,591 — — 1,670,591
$ 182,618,014 $ — $ — $ 182,618,014

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(a)
...................................... 415,245
$ —
$ 183,033,259
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 39,392 $ — $ — $ 39,392
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
TransDigm Group, Inc. ............... 5,682 $ 5,080,674
Automobiles — 2.9%
Tesla, Inc.
(a)
....................... 22,347 5,849,774
Broadline Retail — 7.9%
Amazon.com, Inc.
(a)
................. 120,386 15,693,519
Capital Markets — 4.3%
Blackstone, Inc. .................... 24,046 2,235,556
MSCI, Inc. ....................... 4,999 2,345,981
S&P Global, Inc. ................... 9,827 3,939,546
8,521,083
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............ 8,492 2,254,796
Commercial Services & Supplies — 2.0%
Cintas Corp. ...................... 4,333 2,153,847
Waste Connections, Inc. .............. 12,316 1,760,326
3,914,173
Entertainment — 2.4%
Netflix, Inc.
(a)
...................... 10,788 4,752,006
Financial Services — 7.0%
Adyen NV, ADR
(a)
................... 72,365 1,251,191
Mastercard , Inc., Class A .............. 11,690 4,597,677
Visa, Inc., Class A .................. 34,391 8,167,175
14,016,043
Health Care Equipment & Supplies — 4.3%
(a)
Boston Scientific Corp. ............... 40,450 2,187,940
IDEXX Laboratories, Inc. .............. 4,464 2,241,955
Intuitive Surgical, Inc. ................ 12,320 4,212,701
8,642,596
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc. .............. 10,999 5,286,559
Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc.
(a)
........... 1,411 3,018,129
Evolution AB
(b)(c)
.................... 26,415 3,347,410
6,365,539
Interactive Media & Services — 5.2%
(a)
Alphabet, Inc., Class A ............... 80,132 9,591,801
Match Group, Inc. .................. 18,425 771,086
10,362,887
IT Services — 0.3%
MongoDB, Inc., Class A
(a)
............. 1,455 597,990
Life Sciences Tools & Services — 2.6%
Danaher Corp. .................... 13,895 3,334,800
Thermo Fisher Scientific, Inc. ........... 3,554 1,854,299
5,189,099
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc. ................ 13,095 1,995,154
EQT Corp. ....................... 10,142 417,141
2,412,295
Pharmaceuticals — 3.7%
Eli Lilly & Co. ..................... 10,841 5,084,212
Zoetis, Inc., Class A ................. 13,790 2,374,776
7,458,988
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 14.0%
ASML Holding NV (Registered), ADR ..... 8,617 $ 6,245,171
Broadcom, Inc. .................... 7,302 6,333,974
KLA Corp. ........................ 8,348 4,048,947
NVIDIA Corp. ..................... 26,924 11,389,390
28,017,482
Software — 18.7%
Cadence Design Systems, Inc.
(a)
........ 17,045 3,997,393
Intuit, Inc. ........................ 16,116 7,384,190
Microsoft Corp. .................... 53,953 18,373,155
Palo Alto Networks, Inc.
(a)
............. 6,778 1,731,847
Roper Technologies, Inc. .............. 5,714 2,747,291
ServiceNow , Inc.
(a)
.................. 5,588 3,140,288
37,374,164
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 8,152 914,084
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc. ....................... 94,542 18,338,312
Textiles, Apparel & Luxury Goods — 3.5%
LVMH Moet Hennessy Louis Vuitton SE .... 3,731 3,518,006
NIKE, Inc., Class B ................. 32,105 3,543,429
7,061,435
Total Common Stocks — 99.1%
(Cost: $136,884,780) ............................. 198,103,498
Preferred Securities
Preferred Stocks — 0.9%
IT Services — 0.9%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,124,560)
(a)(d)(e)
.............. 10,263 1,804,277
Total Preferred Securities — 0.9%
(Cost: $1,124,560) .............................. 1,804,277
Total Long-Term Investments — 100.0%
(Cost: $138,009,340) ............................. 199,907,775
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(f)(g)
................. 259,406 259,406
Total Short-Term Securities — 0.1%
(Cost: $259,406) ................................ 259,406
Total Investments — 100.1%
(Cost: $138,268,746 ) ............................. 200,167,181
Liabilities in Excess of Other Assets — (0.1)% ............ (159,017)
Net Assets — 100.0% ..............................
$ 200,008,164

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Capital Appreciation Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,804,277, representing 0.90% of its net assets as of period end, and an original cost of $1,124,560.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 310,134 $ — $ (50,728)
(a)
$ — $ — $ 259,406 259,406 $ 6,570 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 4,783,052 — (4,782,372)
(a)
(499) (181) — — 6,210
(c)
—
$ (499) $ (181) $ 259,406 $ 12,780 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Capital Appreciation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,080,674 $ — $ — $ 5,080,674
Automobiles .......................................... 5,849,774 — — 5,849,774
Broadline Retail ........................................ 15,693,519 — — 15,693,519
Capital Markets ........................................ 8,521,083 — — 8,521,083
Chemicals ............................................ 2,254,796 — — 2,254,796
Commercial Services & Supplies ............................. 3,914,173 — — 3,914,173
Entertainment ......................................... 4,752,006 — — 4,752,006
Financial Services ...................................... 14,016,043 — — 14,016,043
Health Care Equipment & Supplies ........................... 8,642,596 — — 8,642,596
Health Care Providers & Services ............................ 5,286,559 — — 5,286,559
Hotels, Restaurants & Leisure .............................. 3,018,129 3,347,410 — 6,365,539
Interactive Media & Services ............................... 10,362,887 — — 10,362,887
IT Services ........................................... 597,990 — — 597,990
Life Sciences Tools & Services .............................. 5,189,099 — — 5,189,099
Oil, Gas & Consumable Fuels ............................... 2,412,295 — — 2,412,295
Pharmaceuticals ....................................... 7,458,988 — — 7,458,988
Semiconductors & Semiconductor Equipment .................... 28,017,482 — — 28,017,482
Software ............................................. 37,374,164 — — 37,374,164
Specialty Retail ........................................ 914,084 — — 914,084
Technology Hardware, Storage & Peripherals .................... 18,338,312 — — 18,338,312
Textiles, Apparel & Luxury Goods ............................ 3,543,429 3,518,006 — 7,061,435
Preferred Securities ....................................... — — 1,804,277 1,804,277
Short-Term Securities
Money Market Funds ...................................... 259,406 — — 259,406
$ 191,497,488 $ 6,865,416 $ 1,804,277 $ 200,167,181
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets
Opening balance, as of December 31, 2022 ................................................................................... $ 1,691,414 $ 1,691,414
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)(b)
.................................................................................... 112,863 112,863
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2023 .......................................................................................
$ 1,804,277 $ 1,804,277
Net change in unrealized appreciation on investments still held at June 30, 2023
(b)
..........................................................
$ 112,863 $ 112,863
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.00%, 05/15/37 . USD 100 $ 98,656
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.90%,
04/20/34 ................. 250 244,804
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. LIBOR USD + 1.04%),
6.29%, 04/20/34 ............ 150 147,000
490,460
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 4.53%, 01/15/32
(b)(c)
EUR 100 105,636
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD at
0.30% Floor + 0.30%), 5.70%,
05/25/36
(b)
................ USD 19 17,947
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 167 141,469
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 42 32,405
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 96,151
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.26%, 04/15/60
(b)
77 72,257
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 96,569
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 84,213
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 82,268
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 51 48,588
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(d)
200 172,760
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
LIBOR USD at 4.75% Floor +
4.75%), 9.94%, 10/15/41
(a)(b)
.... 131 136,268
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 176 150,762
1,131,657
Total Asset-Backed Securities — 1.2%
(Cost: $1,889,666) .............................. 1,727,753
Security
Shares
Shares Value
Common Stocks
Australia — 0.4%
AGL Energy Ltd. .............. 4,986 $ 36,010
Aurizon Holdings Ltd. ........... 3,736 9,774
BHP Group Ltd. ............... 2,171 65,265
CSL Ltd. .................... 77 14,259
Endeavour Group Ltd. .......... 3,585 15,088
Glencore plc ................. 71,493 405,357
Medibank Pvt Ltd. ............. 6,601 15,506
Metcash Ltd. ................. 3,770 9,464
Origin Energy Ltd. ............. 3,172 17,828
Qantas Airways Ltd.
(e)
........... 2,568 10,642
Quintis HoldCo Pty. Ltd.
(d)(e)
....... 218,994 2
South32 Ltd. ................. 5,874 14,788
613,983
Belgium — 0.0%
KBC Group NV ............... 665 46,418
Brazil — 0.1%
Ambev SA .................. 22,825 73,506
Cielo SA
(e)
.................. 9,817 9,370
Embraer SA
(e)
................ 5,587 21,645
Engie Brasil Energia SA ......... 420 4,011
Lojas Renner SA .............. 3,120 13,071
Petroreconcavo S/A ............ 1,560 6,262
Telefonica Brasil SA ............ 1,927 17,490
Transmissora Alianca de Energia
Eletrica SA ................ 1,549 12,183
157,538
Canada — 1.4%
Barrick Gold Corp. ............. 2,796 47,298
Brookfield Corp., Class A ......... 595 20,032
Cameco Corp. ................ 6,272 196,502
Canadian National Railway Co. .... 598 72,415
Enbridge, Inc. ................ 26,587 988,220
George Weston Ltd. ............ 90 10,640
Imperial Oil Ltd. ............... 414 21,182
Loblaw Cos. Ltd. .............. 118 10,803
Metro, Inc. .................. 398 22,478
Pembina Pipeline Corp. ......... 972 30,560
Rogers Communications, Inc., Class B 899 41,016
Royal Bank of Canada .......... 664 63,415
Shopify, Inc., Class A
(e)
.......... 351 22,685
Suncor Energy, Inc. ............ 9,493 278,466
TC Energy Corp. .............. 2,054 83,013
Teck Resources Ltd., Class B ..... 1,603 67,486
TELUS Corp. ................ 5,852 113,881
2,090,092
Cayman Islands — 0.0%
Teya Services Ltd., Series C (Acquired
11/16/21, cost $73,809)
(d)(e)(f)
.... 38 25,204
China — 1.1%
Agricultural Bank of China Ltd., Class H 32,000 12,603
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 8,370 21,404
Amoy Diagnostics Co. Ltd., Class A . 8,680 29,029
Anhui Gujing Distillery Co. Ltd., Class
B
(e)
..................... 100 1,724
Baidu, Inc., Class A
(e)
........... 2,850 48,609
Bank of Chengdu Co. Ltd., Class A
(e)
. 19,400 32,624
BOC Hong Kong Holdings Ltd. ..... 1,500 4,595
BYD Co. Ltd., Class H .......... 1,000 32,065
China Construction Bank Corp., Class
H
(e)
..................... 78,000 50,499

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
China Merchants Bank Co. Ltd., Class
H ...................... 3,000 $ 13,683
China Tower Corp. Ltd., Class H
(a)(c)
. 74,000 8,241
COSCO SHIPPING Energy
Transportation Co. Ltd.
(e)
....... 2,100 3,651
Dali Foods Group Co. Ltd.
(a)(c)
...... 3,000 1,342
Dongfang Electric Corp. Ltd., Class A 2,831 7,275
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 4,558 29,426
Glodon Co. Ltd., Class A ......... 6,137 27,469
Gree Electric Appliances, Inc. of Zhuhai,
Class A .................. 9,300 46,774
Guangzhou Baiyun International Airport
Co. Ltd., Class A
(e)
........... 18,000 35,572
Haidilao International Holding Ltd.
(a)(c)
10,000 22,114
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 18,080 63,021
Hundsun Technologies, Inc., Class A . 4,720 28,811
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
3,800 20,640
Industrial & Commercial Bank of China
Ltd., Class H ............... 82,000 43,822
JD Health International, Inc.
(a)(c)(e)
... 7,600 48,274
JD.com, Inc., Class A ........... 804 13,712
Jiangsu Hengrui Pharmaceuticals Co.
Ltd., Class A ............... 4,240 27,969
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)(e)
.................... 55,500 12,503
Kingsoft Corp. Ltd. ............. 4,200 16,601
Kweichow Moutai Co. Ltd., Class A .. 200 46,584
Lenovo Group Ltd. ............. 8,000 8,383
LONGi Green Energy Technology Co.
Ltd., Class A ............... 16,361 64,683
Meituan
(a)(c)(e)
................. 3,530 55,354
Microport Cardioflow Medtech Corp.
(a)(c)
(e)
...................... 83,000 18,837
Ningbo Deye Technology Co. Ltd.,
Class A .................. 2,077 42,854
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 1,200 6,641
NXP Semiconductors NV ........ 223 45,644
PetroChina Co. Ltd., Class H ...... 24,000 16,665
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
(e)
...................... 950 2,946
Ping An Insurance Group Co. of China
Ltd., Class A ............... 3,600 23,000
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H
(e)
........... 2,500 6,698
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 3,188 18,598
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 400 10,196
SITC International Holdings Co. Ltd. . 5,000 9,156
StarPower Semiconductor Ltd., Class A 900 26,718
Tencent Holdings Ltd. ........... 7,900 334,969
Trina Solar Co. Ltd., Class A ...... 4,947 29,050
Trip.com Group Ltd.
(e)
........... 200 6,982
Want Want China Holdings Ltd. .... 5,000 3,325
Wilmar International Ltd. ......... 3,400 9,579
Wuliangye Yibin Co. Ltd., Class A ... 1,387 31,287
Yonyou Network Technology Co. Ltd.,
Class A .................. 12,977 36,634
1,558,835
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 13 22,857
Coloplast A/S, Class B .......... 75 9,385
Novo Nordisk A/S, Class B ....... 1,971 318,395
Security
Shares
Shares Value
Denmark (continued)
Novozymes A/S, Class B ......... 477 $ 22,257
372,894
Finland — 0.1%
Aiven, Inc.
(d)(e)
................ 647 57,098
Elisa OYJ ................... 324 17,296
Kesko OYJ, Class B ............ 398 7,495
Kone OYJ, Class B ............ 576 30,093
111,982
France — 3.1%
Accor SA ................... 3,508 130,538
BNP Paribas SA .............. 14,894 939,900
Bollore SE .................. 1,576 9,828
Carrefour SA ................. 629 11,920
Cie de Saint-Gobain ............ 9,099 554,005
Dassault Systemes SE .......... 960 42,539
EssilorLuxottica SA ............ 1,960 369,598
Hermes International ........... 48 104,339
Kering SA ................... 766 422,984
La Francaise des Jeux SAEM
(a)(c)
... 693 27,276
L'Oreal SA .................. 224 104,491
LVMH Moet Hennessy Louis Vuitton SE 926 873,137
Remy Cointreau SA ............ 35 5,618
Sanofi ..................... 2,772 298,422
SCOR SE ................... 330 9,701
Societe Generale SA ........... 1,006 26,162
Teleperformance .............. 40 6,710
TotalEnergies SE .............. 3,913 224,624
Vinci SA .................... 3,374 392,043
4,553,835
Germany — 2.1%
BASF SE ................... 214 10,397
Bayer AG (Registered) .......... 5,250 290,614
Bayerische Motoren Werke AG .... 596 73,312
Brenntag SE ................. 130 10,142
Caresyntax, Inc.
(d)(e)
............ 214 19,286
Caresyntax, Inc. , Series C-3
(e)
..... 73 8,926
Commerzbank AG ............. 10,996 121,900
Continental AG ............... 287 21,683
Fresenius SE & Co. KGaA ........ 538 14,922
LANXESS AG ................ 141 4,254
Mercedes-Benz Group AG ........ 6,698 539,131
Merck KGaA ................. 307 50,818
SAP SE .................... 6,424 877,566
SAP SE, ADR ................ 500 68,405
Scout24 SE
(a)(c)
............... 131 8,301
Siemens AG (Registered) ........ 4,923 820,668
Symrise AG ................. 626 65,638
Telefonica Deutschland Holding AG . 5,388 15,165
United Internet AG (Registered) .... 969 13,644
Zalando SE
(a)(c)(e)
.............. 1,215 35,040
3,069,812
Hong Kong — 0.3%
AIA Group Ltd. ............... 35,000 355,478
ASMPT Ltd. ................. 1,000 9,880
CK Asset Holdings Ltd. .......... 3,000 16,670
Hang Seng Bank Ltd. ........... 700 9,979
Hongkong Land Holdings Ltd. ..... 1,700 6,647
MTR Corp. Ltd. ............... 2,000 9,207
Orient Overseas International Ltd. .. 1,500 20,149
WH Group Ltd.
(a)(c)
............. 16,000 8,521
436,531

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India — 0.1%
Bajaj Auto Ltd. ................ 291 $ 16,674
Eicher Motors Ltd. ............. 186 8,132
HCL Technologies Ltd. .......... 1,619 23,536
Indian Oil Corp. Ltd. ............ 4,444 4,953
Infosys Ltd. .................. 717 11,678
Kotak Mahindra Bank Ltd. ........ 572 12,901
Tata Consultancy Services Ltd. .... 179 7,233
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $67,547)
(d)
(e)(f)
..................... 45 32,914
Vedanta Ltd. ................. 1,846 6,287
124,308
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 31,000 19,012
Ireland — 0.0%
Kingspan Group plc ............ 766 50,988
Israel — 0.3%
Nice Ltd., ADR
(e)
.............. 1,909 394,209
Italy — 0.4%
Coca-Cola HBC AG ............ 895 26,698
Enel SpA ................... 3,286 22,156
Ferrari NV .................. 539 176,225
FinecoBank Banca Fineco SpA .... 1,067 14,362
Intesa Sanpaolo SpA ........... 118,046 309,487
Snam SpA .................. 3,584 18,731
UniCredit SpA ................ 977 22,719
590,378
Japan — 3.6%
AGC, Inc. ................... 100 3,598
Alfresa Holdings Corp. .......... 500 7,479
Aozora Bank Ltd. .............. 800 14,875
Astellas Pharma, Inc. ........... 2,850 42,444
BayCurrent Consulting, Inc. ....... 1,300 48,883
Coca-Cola Bottlers Japan Holdings, Inc. 500 5,304
CyberAgent, Inc. .............. 2,100 15,352
East Japan Railway Co. ......... 100 5,545
FANUC Corp. ................ 18,400 645,944
Heiwa Corp. ................. 200 3,478
Honda Motor Co. Ltd. ........... 8,100 245,380
Hoya Corp. .................. 2,659 318,193
Ibiden Co. Ltd. ................ 100 5,690
Ito En Ltd. ................... 300 8,297
Japan Airlines Co. Ltd. .......... 17,500 379,460
Japan Post Bank Co. Ltd. ........ 3,800 29,633
Jeol Ltd. .................... 300 10,710
Kamigumi Co. Ltd. ............. 300 6,802
Kawasaki Heavy Industries Ltd. .... 700 17,922
Kawasaki Kisen Kaisha Ltd. ....... 1,700 41,684
Kewpie Corp. ................ 300 4,905
Keyence Corp. ............... 1,381 656,191
Kose Corp. .................. 1,700 163,420
Lixil Corp. ................... 1,300 16,547
Mazda Motor Corp. ............ 3,400 32,858
Medipal Holdings Corp. .......... 500 8,176
MEIJI Holdings Co. Ltd. ......... 300 6,699
Mitsubishi Heavy Industries Ltd. .... 600 28,023
Mitsubishi Motors Corp. ......... 6,700 23,428
Mitsubishi UFJ Financial Group, Inc. . 89,200 657,500
Mitsui & Co. Ltd. .............. 6,500 246,011
Mitsui OSK Lines Ltd. ........... 700 16,841
Nihon M&A Center Holdings, Inc. ... 1,100 8,463
Nintendo Co. Ltd. .............. 1,500 68,382
Security
Shares
Shares Value
Japan (continued)
Nippon Yusen KK .............. 2,500 $ 55,522
Nitto Denko Corp. ............. 100 7,423
Nomura Research Institute Ltd. .... 1,900 52,492
Oriental Land Co. Ltd. .......... 100 3,899
Rakus Co. Ltd. ............... 600 10,229
Recruit Holdings Co. Ltd. ........ 77 2,457
Santen Pharmaceutical Co. Ltd. .... 600 5,110
Sega Sammy Holdings, Inc. ....... 1,200 25,707
SG Holdings Co. Ltd. ........... 600 8,559
Shin-Etsu Chemical Co. Ltd. ...... 800 26,734
Shiseido Co. Ltd. .............. 600 27,198
Skylark Holdings Co. Ltd.
(e)
....... 600 7,503
SMC Corp. .................. 600 333,457
SoftBank Corp. ............... 1,100 11,754
Suzuken Co. Ltd. .............. 200 5,440
Sysmex Corp. ................ 5,700 390,433
Takeda Pharmaceutical Co. Ltd. .... 1,200 37,707
Terumo Corp. ................ 1,200 38,220
Tokyo Electron Ltd. ............ 400 57,611
TOTO Ltd. .................. 300 9,071
Toyota Motor Corp. ............ 24,500 393,766
ZOZO, Inc. .................. 1,800 37,340
5,341,749
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 253 6,088
Mexico — 0.1%
Fomento Economico Mexicano SAB de
CV ..................... 1,937 21,434
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 535 14,956
Grupo Financiero Banorte SAB de CV,
Class O .................. 2,279 18,749
Southern Copper Corp. .......... 350 25,109
Wal-Mart de Mexico SAB de CV .... 18,388 72,931
153,179
Netherlands — 2.4%
ABN AMRO Bank NV, CVA
(a)(c)
..... 2,336 36,309
Adyen NV
(a)(c)(e)
............... 167 289,188
Argenx SE
(e)
................. 22 8,580
ASML Holding NV ............. 1,528 1,108,302
ING Groep NV ................ 69,448 936,270
Koninklijke Ahold Delhaize NV ..... 751 25,604
Koninklijke Vopak NV ........... 946 33,766
Shell plc .................... 27,229 820,225
Shell plc, ADR ................ 5,503 332,271
3,590,515
Norway — 0.1%
Equinor ASA ................. 3,086 89,861
Peru — 0.0%
Credicorp Ltd. ................ 80 11,811
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 4,285
Saudi Telecom Co. ............. 1,031 12,021
16,306
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 400 9,341
Genting Singapore Ltd. .......... 19,800 13,806
Keppel Corp. Ltd. .............. 2,300 11,446
NetLink NBN Trust
(c)
............ 4,600 2,911
Oversea-Chinese Banking Corp. Ltd. 1,000 9,097

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore (continued)
Sembcorp Marine Ltd.
(e)
......... 89,862 $ 8,335
Singapore Airlines Ltd. .......... 2,100 11,126
Singapore Technologies Engineering
Ltd. ..................... 4,100 11,188
Singapore Telecommunications Ltd. . 8,800 16,299
93,549
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 179 8,091
Anglo American plc ............ 626 17,824
Capitec Bank Holdings Ltd. ....... 171 14,245
Kumba Iron Ore Ltd. ............ 636 14,954
55,114
South Korea — 0.4%
Amorepacific Corp. ............ 1,180 87,834
Celltrion Healthcare Co. Ltd. ...... 201 10,063
DB Insurance Co. Ltd. .......... 41 2,329
Fila Holdings Corp. ............ 164 4,995
Hana Financial Group, Inc. ....... 220 6,568
Hanwha Aerospace Co. Ltd. ...... 105 10,169
HD Hyundai Infracore Co. Ltd. ..... 4,952 45,154
Hyundai Marine & Fire Insurance Co.
Ltd. ..................... 311 7,338
KB Financial Group, Inc. ......... 469 17,022
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(e)
........ 79 7,023
NCSoft Corp. ................ 193 43,462
Samsung Electronics Co. Ltd. ..... 1,278 70,371
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 172 30,015
SK Hynix, Inc. ................ 2,343 205,866
SK Telecom Co. Ltd. ............ 447 15,817
564,026
Spain — 0.6%
Aena SME SA
(a)(c)
.............. 53 8,578
Cellnex Telecom SA
(a)(c)
.......... 18,560 749,894
Endesa SA .................. 354 7,607
Industria de Diseno Textil SA ...... 843 32,698
798,777
Sweden — 0.2%
Assa Abloy AB, Class B ......... 3,654 87,831
Hexagon AB, Class B ........... 6,438 79,189
Industrivarden AB, Class A ....... 354 9,818
Investor AB, Class B ............ 935 18,705
Nibe Industrier AB, Class B ....... 2,549 24,237
Telefonaktiebolaget LM Ericsson, Class
B ...................... 9,666 52,518
Telia Co. AB ................. 21,504 47,177
319,475
Switzerland — 2.0%
Alcon, Inc. .................. 7,166 594,509
Barry Callebaut AG (Registered) .... 5 9,660
Clariant AG (Registered) ......... 1,565 22,640
Flughafen Zurich AG (Registered) ... 46 9,568
Geberit AG (Registered) ......... 21 11,006
Givaudan SA (Registered) ........ 2 6,634
Kuehne + Nagel International AG
(Registered) ............... 151 44,730
Lonza Group AG (Registered) ..... 281 167,957
Nestle SA (Registered) .......... 10,194 1,226,253
Novartis AG (Registered) ........ 1,202 121,185
Roche Holding AG ............. 828 252,929
STMicroelectronics NV .......... 1,679 83,738
Security
Shares
Shares Value
Switzerland (continued)
Swisscom AG (Registered) ....... 27 $ 16,852
TE Connectivity Ltd. ............ 2,950 413,472
VAT Group AG
(a)(c)
............. 33 13,669
2,994,802
Taiwan — 0.5%
Chunghwa Telecom Co. Ltd. ...... 7,000 26,218
Far EasTone Telecommunications Co.
Ltd. ..................... 4,000 10,102
MediaTek, Inc. ................ 1,000 22,136
Oneness Biotech Co. Ltd. ........ 1,136 7,911
Quanta Computer, Inc. .......... 3,000 14,651
Taiwan Mobile Co. Ltd. .......... 3,000 9,215
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 32,000 591,147
681,380
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.3%
AstraZeneca plc .............. 2,710 388,490
AstraZeneca plc, ADR .......... 2,441 174,702
Auto Trader Group plc
(a)(c)
........ 6,083 47,232
BAE Systems plc .............. 42,178 497,331
Barclays plc ................. 33,077 64,619
BP plc ..................... 5,552 32,326
British American Tobacco plc ...... 704 23,391
Burberry Group plc ............. 763 20,588
CNH Industrial NV ............. 2,966 42,777
Compass Group plc ............ 14,818 414,951
Direct Line Insurance Group plc .... 4,932 8,527
Experian plc ................. 681 26,137
Genius Sports Ltd.
(e)
............ 5,166 31,978
Kingfisher plc ................ 4,422 13,033
Legal & General Group plc ....... 3,363 9,737
Lloyds Banking Group plc ........ 378,770 209,971
London Stock Exchange Group plc .. 860 91,533
National Grid plc
(g)
............. 510 6,762
NatWest Group plc ............. 10,201 31,179
Pearson plc ................. 1,230 12,895
RELX plc ................... 8,960 298,912
Spirax-Sarco Engineering plc ...... 1,007 132,727
Standard Chartered plc .......... 866 7,534
Unilever plc .................. 15,395 801,683
3,389,015
United States — 35.0%
3M Co. ..................... 824 82,474
Abbott Laboratories ............ 6,377 695,221
AbbVie, Inc. ................. 1,479 199,266
Activision Blizzard, Inc.
(e)
......... 2,315 195,154
Adobe, Inc.
(e)
................. 227 111,001
Advance Auto Parts, Inc. ......... 752 52,866
Advanced Micro Devices, Inc.
(e)
.... 4,001 455,754
Air Products & Chemicals, Inc. ..... 1,912 572,701
Akamai Technologies, Inc.
(e)
....... 57 5,123
Albemarle Corp. .............. 2,022 451,088
Allegion plc .................. 534 64,091
Allstate Corp. (The) ............ 586 63,897
Alphabet, Inc., Class C
(e)
......... 18,351 2,219,920
Amazon.com, Inc.
(e)(h)
........... 13,200 1,720,752
American International Group, Inc. .. 696 40,048
American Tower Corp. .......... 2,569 498,232
AmerisourceBergen Corp. ........ 254 48,877
Amgen, Inc. ................. 185 41,074
ANSYS, Inc.
(e)
................ 640 211,373

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Aon plc, Class A .............. 71 $ 24,509
APA Corp. .................. 284 9,704
Apple, Inc. .................. 15,397 2,986,556
Applied Materials, Inc. .......... 2,261 326,805
Aptiv plc
(e)
................... 3,376 344,656
Archer-Daniels-Midland Co. ....... 5,813 439,230
Assurant, Inc. ................ 180 22,630
Astra Space, Inc., Class A
(e)
....... 5,839 2,152
AT&T, Inc. ................... 1,469 23,432
Atlas Energy Solutions, Inc., Class A . 581 10,086
Atlassian Corp., Class A
(e)
........ 188 31,548
Autodesk, Inc.
(e)
............... 243 49,720
Automatic Data Processing, Inc. .... 79 17,363
AutoZone, Inc.
(e)
.............. 22 54,854
Ball Corp. ................... 180 10,478
Bank of America Corp. .......... 3,041 87,246
Berkshire Hathaway, Inc., Class B
(e)
. 262 89,342
BioMarin Pharmaceutical, Inc.
(e)
.... 225 19,503
Booking Holdings, Inc.
(e)
......... 63 170,121
Boston Scientific Corp.
(e)(h)
........ 16,705 903,573
Brown-Forman Corp., Class B ..... 59 3,940
Bunge Ltd. .................. 3,245 306,166
Cadence Design Systems, Inc.
(e)
... 1,249 292,915
California Resources Corp. ....... 753 34,103
Campbell Soup Co. ............ 115 5,257
Cardinal Health, Inc. ............ 198 18,725
CF Industries Holdings, Inc. ....... 4,596 319,054
Charles Schwab Corp. (The) ...... 163 9,239
Charter Communications, Inc., Class
A
(e)
..................... 726 266,711
Cheniere Energy, Inc. ........... 71 10,818
Chesapeake Energy Corp. ....... 525 43,932
Chevron Corp. ................ 286 45,002
Chipotle Mexican Grill, Inc.
(e)
...... 46 98,394
Chubb Ltd. .................. 2,962 570,363
Cigna Group (The) ............. 217 60,890
Cintas Corp. ................. 110 54,679
Cisco Systems, Inc. ............ 728 37,667
Clorox Co. (The) .............. 157 24,969
CME Group, Inc., Class A ........ 234 43,358
Coca-Cola Co. (The) ........... 986 59,377
Colgate-Palmolive Co. .......... 960 73,958
Comcast Corp., Class A ......... 7,024 291,847
ConocoPhillips ............... 2,803 290,419
Constellation Brands, Inc., Class A .. 235 57,841
Copart, Inc.
(e)
................ 166 15,141
Costco Wholesale Corp. ......... 1,375 740,272
Crowdstrike Holdings, Inc., Class A
(e)
. 1,111 163,173
Crown Holdings, Inc. ........... 153 13,291
Crown PropTech Acquisitions
(d)(e)
... 1,464 996
Crown PropTech Acquisitions
(e)
..... 845 8,644
CVS Health Corp. ............. 1,115 77,080
Davidson Kempner Merchant Co- Invest
Fund LP , (Acquired 04/07/21, cost
$36,787)
(e)(f)(i)
............... —
(j)
175,990
Deere & Co. ................. 834 337,928
Dell Technologies, Inc., Class C .... 278 15,043
Delta Air Lines, Inc.
(e)
........... 9,034 429,476
Dexcom, Inc.
(e)
............... 2,052 263,703
Domino's Pizza, Inc. ............ 27 9,099
Dow, Inc. ................... 268 14,274
Duke Energy Corp. ............ 449 40,293
Dynatrace, Inc.
(e)
.............. 6,399 329,357
eBay, Inc. ................... 564 25,205
Edison International ............ 360 25,002
Security
Shares
Shares Value
United States (continued)
Edwards Lifesciences Corp.
(e)
..... 2,382 $ 224,694
Electronic Arts, Inc. ............ 258 33,463
Element Solutions, Inc. .......... 1,362 26,150
Eli Lilly & Co. ................ 1,180 553,396
EOG Resources, Inc. ........... 326 37,307
Epic Games, Inc. , (Acquired 07/02/20,
cost $189,750)
(d)(e)(f)
.......... 330 237,131
EQT Corp. .................. 1,314 54,045
Equitrans Midstream Corp. ....... 209 1,998
Equity Residential ............. 942 62,144
Estee Lauder Cos., Inc. (The), Class A 253 49,684
Eversource Energy ............ 1,106 78,438
Expedia Group, Inc.
(e)
........... 139 15,205
Exxon Mobil Corp. ............. 276 29,601
F5, Inc.
(e)
................... 2,291 335,082
FactSet Research Systems, Inc. .... 22 8,814
Fair Isaac Corp.
(e)
.............. 44 35,605
Fanatics Holdings Inc., Class A ,
(Acquired 08/17/22, cost $301,006)
(d)
(e)(f)
..................... 4,437 348,571
Fastenal Co. ................. 425 25,071
Ferguson plc ................. 139 21,955
Fidelity National Information Services,
Inc. ..................... 1,055 57,708
First Solar, Inc.
(e)
.............. 434 82,499
Floor & Decor Holdings, Inc., Class A
(e)
1,091 113,420
Ford Motor Co. ............... 4,727 71,519
Fortinet, Inc.
(e)
................ 3,453 261,012
Fortive Corp. ................. 10,623 794,282
Freeport-McMoRan, Inc.
(h)
........ 10,156 406,240
Gen Digital, Inc. ............... 462 8,570
General Dynamics Corp. ......... 426 91,654
General Motors Co. ............ 4,117 158,752
Gilead Sciences, Inc. ........... 840 64,739
Global Payments, Inc. .......... 155 15,271
Goldman Sachs Group, Inc. (The) .. 137 44,188
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(e)(f)
.... 67,553 80,388
Green Plains, Inc.
(e)
............ 1,170 37,721
GSK plc .................... 1,451 25,715
Halliburton Co. ............... 722 23,819
Hartford Financial Services Group, Inc.
(The) .................... 816 58,768
Healthpeak Properties, Inc. ....... 2,430 48,843
Hewlett Packard Enterprise Co. .... 2,701 45,377
Hilton Worldwide Holdings, Inc. .... 2,214 322,248
Humana, Inc. ................ 1,489 665,777
IDEX Corp. .................. 30 6,458
iHeartMedia, Inc., Class A
(e)
....... 60 218
Illinois Tool Works, Inc. .......... 167 41,777
Incyte Corp.
(e)
................ 45 2,801
Informatica, Inc., Class A
(e)
....... 2,371 43,863
Intel Corp. .................. 432 14,446
Intercontinental Exchange, Inc. .... 120 13,570
International Flavors & Fragrances, Inc. 53 4,218
Intuit, Inc. ................... 406 186,025
Intuitive Surgical, Inc.
(e)
.......... 1,653 565,227
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(f)
........ 6,968 —
JBS SA .................... 3,931 14,375
Johnson & Johnson ............ 3,298 545,885
Johnson Controls International plc .. 552 37,613
JPMorgan Chase & Co. ......... 3,251 472,825
Kellogg Co. .................. 230 15,502
Kenvue, Inc.
(e)
................ 10,004 264,306

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Keurig Dr Pepper, Inc. .......... 1,774 $ 55,473
Keysight Technologies, Inc.
(e)
...... 538 90,088
Kimberly-Clark Corp. ........... 324 44,731
Kinder Morgan, Inc. ............ 1,456 25,072
KLA Corp. ................... 584 283,252
Kraft Heinz Co. (The) ........... 109 3,869
Kroger Co. (The) .............. 515 24,205
Lam Research Corp. ........... 42 27,000
Latch, Inc.
(e)
................. 4,082 5,674
Liberty Media Corp.-Liberty SiriusXM,
Class A
(e)
................. 5,092 167,068
Liberty Media Corp.-Liberty SiriusXM,
Class C
(e)
................. 3,549 116,159
Lincoln National Corp. .......... 1,501 38,666
Linde plc ................... 194 73,930
Lions Gate Entertainment Corp., Class
A
(e)
..................... 3,047 26,905
Lockheed Martin Corp. .......... 1,306 601,256
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(e)(f)
.............. 1,457 3,788
Lowe's Cos., Inc. .............. 217 48,977
LPL Financial Holdings, Inc. ....... 3,265 709,909
Lululemon Athletica, Inc.
(e)
........ 59 22,331
LyondellBasell Industries NV, Class A 705 64,740
M&T Bank Corp. .............. 65 8,044
M/I Homes, Inc.
(e)
.............. 432 37,666
Marathon Oil Corp. ............. 8,226 189,363
Marathon Petroleum Corp. ....... 445 51,887
MarketAxess Holdings, Inc. ....... 151 39,474
Marsh & McLennan Cos., Inc.
(h)
.... 6,211 1,168,165
Masco Corp. ................. 886 50,839
Masimo Corp.
(e)
............... 497 81,781
Mastercard, Inc., Class A ......... 2,546 1,001,342
McDonald's Corp.
(h)
............ 1,420 423,742
McKesson Corp. .............. 203 86,744
Merck & Co., Inc. .............. 6,637 765,843
Meritage Homes Corp. .......... 258 36,706
Meta Platforms, Inc., Class A
(e)
..... 215 61,701
MetLife, Inc. ................. 1,415 79,990
Mettler-Toledo International, Inc.
(e)
.. 37 48,531
MGM Resorts International ....... 1,805 79,276
Microchip Technology, Inc. ........ 465 41,659
Micron Technology, Inc. .......... 4,044 255,217
Microsoft Corp.
(h)
.............. 10,870 3,701,670
Mirion Technologies, Inc., Class A
(e)
. 1,997 16,875
Mirion Technologies, Inc., Class A
(e)
. 20,100 169,845
Moderna, Inc.
(e)
............... 263 31,954
Moody's Corp. ................ 129 44,856
Morgan Stanley ............... 300 25,620
Mr Cooper Group, Inc.
(e)
......... 798 40,411
NextEra Energy, Inc. ........... 11,091 822,952
NIKE, Inc., Class B ............ 835 92,159
Northern Trust Corp. ............ 205 15,199
Northrop Grumman Corp. ........ 1,742 794,004
Nucor Corp. ................. 102 16,726
NVIDIA Corp. ................ 1,499 634,107
NVR, Inc.
(e)
.................. 3 19,052
Opendoor Technologies, Inc.
(e)
..... 5,720 22,994
Otis Worldwide Corp. ........... 1,249 111,173
Palo Alto Networks, Inc.
(e)
........ 984 251,422
Park Hotels & Resorts, Inc. ....... 997 12,782
Paycom Software, Inc. .......... 202 64,890
Peloton Interactive, Inc., Class A
(e)
.. 4,129 31,752
PepsiCo, Inc. ................ 548 101,501
Pfizer, Inc. .................. 5,976 219,200
Security
Shares
Shares Value
United States (continued)
Philip Morris International, Inc. ..... 314 $ 30,653
Phillips 66 ................... 271 25,848
Playstudios, Inc.
(e)
............. 6,121 30,054
Procter & Gamble Co. (The) ...... 377 57,206
Progressive Corp. (The) ......... 1,923 254,548
Proof Acquisition Corp. I
(d)(e)
....... 807 904
Public Service Enterprise Group, Inc. 413 25,858
Public Storage ................ 93 27,145
Rockwell Automation, Inc. ........ 795 261,913
Rollins, Inc. .................. 1,673 71,655
Royal Caribbean Cruises Ltd.
(e)
.... 210 21,785
RXO, Inc.
(e)
.................. 413 9,363
S&P Global, Inc. .............. 478 191,625
Salesforce, Inc.
(e)
.............. 1,925 406,675
Sarcos Technology & Robotics Corp.
(e)
27,575 8,865
Sarcos Technology & Robotics Corp.
(e)
687 261
Sarcos Technology & Robotics Corp.
(e)
1,371 441
Schlumberger NV ............. 1,664 81,736
Schneider Electric SE ........... 136 24,708
Seagate Technology Holdings plc ... 758 46,897
Sealed Air Corp. .............. 978 39,120
Sempra Energy ............... 5,842 850,537
ServiceNow, Inc.
(e)
............. 25 14,049
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(d)(e)(f)
..... 529 5,856
Sonder Holdings, Inc., Class A
(e)
.... 6,340 3,363
Starbucks Corp. ............... 3,763 372,763
Sun Country Airlines Holdings, Inc.
(e)
. 7,468 167,881
Symbotic Corp., Class A
(e)
........ 609 25,243
Synchrony Financial ............ 563 19,097
Tapestry, Inc. ................. 704 30,131
Tesla, Inc.
(e)(h)
................ 2,895 757,824
Texas Capital Bancshares, Inc.
(e)
... 159 8,188
Texas Instruments, Inc. .......... 150 27,003
Thermo Fisher Scientific, Inc.
(h)
..... 1,290 673,057
TJX Cos., Inc. (The) ............ 4,016 340,517
Trane Technologies plc .......... 88 16,831
TransDigm Group, Inc. .......... 108 96,570
Transocean Ltd.
(e)
............. 6,558 45,972
Travelers Cos., Inc. (The) ........ 199 34,558
Uber Technologies, Inc.
(e)
........ 366 15,800
United Airlines Holdings, Inc.
(e)
..... 4,898 268,753
United Parcel Service, Inc., Class B . 2,795 501,004
UnitedHealth Group, Inc. ......... 2,539 1,220,345
Valero Energy Corp. ............ 3,226 378,410
VeriSign, Inc.
(e)
............... 881 199,080
Verisk Analytics, Inc. ............ 693 156,639
VF Corp. ................... 1,330 25,390
Visa, Inc., Class A ............. 1,283 304,687
Vulcan Materials Co. ........... 1,470 331,397
Walgreens Boots Alliance, Inc. ..... 923 26,296
Walmart, Inc. ................. 2,430 381,947
Walt Disney Co. (The)
(e)
......... 6,527 582,731
Waters Corp.
(e)
............... 105 27,987
WEC Energy Group, Inc. ......... 371 32,737
Wells Fargo & Co. ............. 8,170 348,696
West Pharmaceutical Services, Inc. . 28 10,709
Western Digital Corp.
(e)
.......... 508 19,268
Whirlpool Corp. ............... 112 16,664
Williams Cos., Inc. (The) ......... 307 10,017
Willis Towers Watson plc ......... 220 51,810
Wintrust Financial Corp. ......... 123 8,932
Workday, Inc., Class A
(e)
......... 116 26,203
Yum! Brands, Inc. ............. 354 49,047
Zoetis, Inc., Class A ............ 1,232 212,163

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Zscaler, Inc.
(e)
................ 856 $ 125,233
51,562,836
Total Common Stocks — 57.0%
(Cost: $76,969,459) .............................. 83,884,502
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.3%
Quintis Australia Pty. Ltd.
(a)(d)(k)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 463 419,666
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28
(b)
.......... 414 —
419,666
Austria — 0.1%
Benteler International AG, 9.38%
,
05/15/28
(a)
................ EUR 100 110,075
Belgium — 0.1%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. USD 29 28,089
Anheuser-Busch InBev Worldwide, Inc.,
3.50%
,
06/01/30 ............ 49 45,564
73,653
Canada — 0.3%
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 7 6,948
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 386 374,420
Nutrien Ltd., 4.90%
,
03/27/28 ..... 15 14,712
Rogers Communications, Inc.
(a)
2.95%, 03/15/25 ............ 61 57,898
3.80%, 03/15/32 ............ 16 13,986
467,964
China — 0.1%
NXP BV
4.40%, 06/01/27 ............ 37 35,681
3.40%, 05/01/30 ............ 16 14,151
5.00%, 01/15/33 ............ 30 28,815
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 125,584
204,231
France — 0.1%
Faurecia SE, 2.75%
,
02/15/27
(c)
.... EUR 100 98,698
Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 144 145,152
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.18%
,
01/15/27
(a)(b)
.... 102 108,265
Bayer AG, 0.05%
,
01/12/25
(c)
...... 100 102,486
Caresyntax, Inc., 0.00%
,
12/31/24
(d)(l)
USD 8 8,805
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ EUR 28 28,598
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 100 97,393
Volkswagen Bank GmbH, 2.50%
,
07/31/26
(c)
................ 100 103,280
Security
Par (000)
Par (000) Value
Germany (continued)
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... EUR 31 $ 28,904
622,883
India — 0.1%
REI Agro Ltd.
(e)(m)(n)
5.50%, 11/13/14
(a)
........... USD 220 1,100
5.50%, 11/13/14
(b)(c)(d)
......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 186,282
187,382
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV, 7.38%
,
09/15/29 EUR 100 111,328
Italy — 0.4%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ 129 136,104
Castor SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 8.78%
,
02/15/29
(a)(b)
100 101,481
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.10%
,
04/30/27
(a)(b)
............... 178 172,771
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 97,390
507,746
Luxembourg — 0.1%
(a)
Herens Midco SARL, 5.25%
,
05/15/29 100 62,417
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 100 100,281
162,698
Switzerland — 0.1%
UBS Group AG, (1-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 0.83%), 1.01%
,
07/30/24
(a)(b)
............... USD 135 134,438
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(o)
..................... 200 188,092
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(b)(d)(e)(m)(n)
........... 800 62,000
United Arab Emirates — 0.0%
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 37 37,076
United Kingdom — 0.9%
Astrazeneca Finance LLC, 1.20%
,
05/28/26 ................. 40 36,094
AstraZeneca plc, 0.70%
,
04/08/26 .. 56 50,030
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 100 104,775
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 105,454
Boparan Finance plc, 7.63%
,
11/30/25
(c)
GBP 100 83,121
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 100 102,760
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 200 194,263
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 100 107,632

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
GlaxoSmithKline Capital, Inc., 3.88%
,
05/15/28 ................. USD 30 $ 28,848
HSBC Holdings plc, (3-mo. EURIBOR +
1.45%), 3.02%
,
06/15/27
(b)(c)
.... EUR 100 103,903
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... GBP 100 120,650
Kane Bidco Ltd., 5.00%
,
02/15/27
(a)
. EUR 100 102,151
National Grid plc, 0.16%
,
01/20/28
(c)
. 100 91,873
Virgin Media Secured Finance plc,
5.00%
,
04/15/27
(c)
........... GBP 100 115,008
1,346,562
United States — 5.4%
AbbVie, Inc., 2.60%
,
11/21/24 ..... USD 90 86,353
Affinity Interactive, 6.88%
,
12/15/27
(a)
13 11,440
Alexandria Real Estate Equities, Inc.,
1.88%
,
02/01/33 ............ 29 21,193
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 154 153,615
7.25%, 08/15/27 ............ 18 17,934
American Express Co.
4.90%, 02/13/26 ............ 64 63,343
(1-day SOFR + 1.00%), 4.99%,
05/01/26
(b)
.............. 36 35,553
American Tower Corp.
0.45%, 01/15/27 ............ EUR 100 94,585
5.50%, 03/15/28 ............ USD 28 27,805
5.25%, 07/15/28 ............ 72 71,147
2.10%, 06/15/30 ............ 16 12,920
2.70%, 04/15/31 ............ 53 43,949
Amgen, Inc.
5.15%, 03/02/28 ............ 99 98,911
2.30%, 02/25/31 ............ 16 13,296
2.00%, 01/15/32 ............ 16 12,636
3.35%, 02/22/32 ............ 49 43,178
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 10 10,019
Aptiv plc, 3.25%
,
03/01/32 ........ 16 13,699
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 90,618
AT&T, Inc.
1.70%, 03/25/26 ............ USD 24 21,876
4.35%, 03/01/29 ............ 19 18,252
AvalonBay Communities, Inc., 5.00%
,
02/15/33 ................. 22 21,909
Bank of America Corp.
(b)
(1-day SOFR + 1.63%), 5.20%,
04/25/29 ............... 115 113,743
(3-mo. LIBOR USD + 0.99%),
2.50%, 02/13/31 .......... 37 30,978
(1-day SOFR + 2.15%), 2.59%,
04/29/31 ............... 26 21,828
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 8 6,371
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 23 18,206
(1-day SOFR + 1.32%), 2.69%,
04/22/32 ............... 42 34,807
(1-day SOFR + 1.21%), 2.57%,
10/20/32 ............... 19 15,476
Bank of New York Mellon Corp. (The),
(1-day SOFR + 1.03%), 4.95%
,
04/26/27
(b)
................ 29 28,642
Becton Dickinson & Co., 3.70%
,
06/06/27 ................. 37 35,179
Security
Par (000)
Par (000) Value
United States (continued)
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 $ 106,866
Broadcom Corp., 3.88%
,
01/15/27 .. USD 23 21,933
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 42 36,321
4.11%, 09/15/28 ............ 53 50,074
4.15%, 11/15/30 ............ 16 14,721
2.45%, 02/15/31
(a)
........... 19 15,453
4.30%, 11/15/32 ............ 46 42,195
3.42%, 04/15/33
(a)
........... 64 53,520
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 54 53,122
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 20 16,460
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 17 15,824
Citigroup, Inc.
(b)
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30 .......... 8 7,397
(1-day SOFR + 1.15%), 2.67%,
01/29/31 ............... 30 25,395
(1-day SOFR + 2.11%), 2.57%,
06/03/31 ............... 33 27,532
(1-day SOFR + 1.17%), 2.56%,
05/01/32 ............... 22 17,964
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 88 88,994
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(a)
........... 25 22,260
Crown Castle, Inc.
4.45%, 02/15/26 ............ 30 29,192
4.00%, 03/01/27 ............ 22 20,911
2.90%, 03/15/27 ............ 26 23,792
4.80%, 09/01/28 ............ 35 33,951
CSC Holdings LLC, 5.25%
,
06/01/24 . 9 8,370
CVS Health Corp.
3.25%, 08/15/29 ............ 31 27,839
3.75%, 04/01/30 ............ 16 14,676
1.75%, 08/21/30 ............ 43 34,311
2.13%, 09/15/31 ............ 33 26,500
Dell International LLC
4.00%, 07/15/24 ............ 22 21,632
5.25%, 02/01/28 ............ 29 28,940
Dollar General Corp., 3.88%
,
04/15/27 30 28,625
Earthstone Energy Holdings LLC
(a)
8.00%, 04/15/27 ............ 37 35,735
9.88%, 07/15/31 ............ 33 32,619
Ecolab, Inc., 5.25%
,
01/15/28 ..... 27 27,425
Edison International, 6.95%
,
11/15/29 16 16,830
Elevance Health, Inc.
4.90%, 02/08/26 ............ 29 28,523
3.65%, 12/01/27 ............ 82 77,418
Emerald Debt Merger Sub LLC, 6.63%
,
12/15/30
(a)
................ 28 27,755
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5 5,048
7.50%, 06/01/30 ............ 10 10,119
Equinix, Inc.
1.00%, 09/15/25 ............ 32 28,889
2.90%, 11/18/26 ............ 23 21,089
1.55%, 03/15/28 ............ 34 28,421
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 118 114,545
Eversource Energy, 5.45%
,
03/01/28 28 28,188

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
FLYR, Inc., 7.74%
,
01/20/27
(b)(d)
.... USD 50 $ 46,170
Flyreel, Inc., 8.00%
,
07/20/23
(b)(d)(m)
.. 100 100,797
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 5,120
Freed Corp., 10.00%
,
12/01/23
(d)
... 121 114,544
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 39 38,638
8.25%, 04/15/25 ............ 11 10,725
FreeWire Technologies, Inc., 0.00%
,
03/31/25
(b)(d)
............... 65 65,545
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 35 32,122
8.75%, 05/15/30 ............ 57 55,710
8.63%, 03/15/31 ............ 55 53,229
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 61 53,985
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 39,600
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3 2,808
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 10,231
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 25 24,930
7.13%, 09/30/30 ............ 52 52,087
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 100 99,597
4.20%, 04/17/28 ............ USD 74 71,819
General Motors Financial Co., Inc.,
5.40%
,
04/06/26 ............ 35 34,599
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 29 27,898
2.95%, 03/01/27 ............ 38 35,685
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09%,
12/09/26
(b)
.............. 32 28,516
0.25%, 01/26/28
(c)
........... EUR 32 29,196
(1-day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 33 25,979
(1-day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 24 19,683
(1-day SOFR + 1.25%), 2.38%,
07/21/32
(b)
.............. 27 21,627
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 35 19,254
HCA, Inc.
5.38%, 02/01/25 ............ 51 50,553
5.88%, 02/15/26 ............ 21 21,013
5.63%, 09/01/28 ............ 40 40,031
3.50%, 09/01/30 ............ 42 36,815
Healthpeak OP LLC, 5.25%
,
12/15/32 10 9,731
Home Depot, Inc. (The), 3.90%
,
12/06/28 ................. 66 63,892
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 146 135,050
JPMorgan Chase & Co.
(b)
(3-mo. LIBOR USD + 1.16%),
3.70%, 05/06/30 .......... 8 7,331
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... 33 26,117
Keurig Dr Pepper, Inc., 4.60%
,
05/25/28 36 35,221
Kraft Heinz Foods Co., 6.75%
,
03/15/32
(p)
................ 4 4,394
Lessen, Inc., 9.66%
,
01/05/28
(a)(b)(d)
.. 151 140,402
Security
Par (000)
Par (000) Value
United States (continued)
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... USD 27 $ 14,580
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 92 66,626
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ 73 72,281
2.63%, 04/01/31 ............ 16 13,510
3.75%, 04/01/32 ............ 48 43,443
5.00%, 04/15/33 ............ 30 29,675
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 137 136,111
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 8 6,953
Medtronic Global Holdings SCA, 4.25%
,
03/30/28 ................. 67 65,394
Morgan Stanley
(b)
(1-day SOFR + 1.16%), 3.62%,
04/17/25 ............... 45 44,106
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 100 101,344
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... USD 3 2,551
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 9 7,153
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 5 4,652
5.50%, 08/15/28 ............ 35 30,658
5.13%, 12/15/30 ............ 31 25,147
Netflix, Inc.
4.38%, 11/15/26 ............ 18 17,575
3.63%, 05/15/27 ............ EUR 100 106,512
4.88%, 04/15/28 ............ USD 29 28,680
5.88%, 11/15/28 ............ 17 17,558
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 17 15,725
Newmont Corp., 2.60%
,
07/15/32 ... 24 19,609
Northern States Power Co., 4.50%
,
06/01/52 ................. 35 31,509
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
5 5,041
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 195,060
Oncor Electric Delivery Co. LLC,
4.10%
,
11/15/48 ............ 21 17,958
ONEOK Partners LP, 4.90%
,
03/15/25 79 77,668
Oracle Corp.
1.65%, 03/25/26 ............ 87 78,957
2.30%, 03/25/28 ............ 40 35,299
2.95%, 04/01/30 ............ 26 22,695
4.65%, 05/06/30 ............ 7 6,763
2.88%, 03/25/31 ............ 58 49,515
Pacific Gas & Electric Co.
3.25%, 02/16/24 ............ 2 1,963
6.40%, 06/15/33 ............ 30 29,836
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 34 28,363
Parker-Hannifin Corp., 3.65%
,
06/15/24 29 28,416
Penske Truck Leasing Co. LP, 5.75%
,
05/24/26
(a)
................ 29 28,723
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25 ............ 37 36,670
4.45%, 05/19/26 ............ 51 50,383
4.75%, 05/19/33 ............ 19 18,929

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
USD 84 $ 62,199
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 15,087
PPG Industries, Inc., 3.75%
,
03/15/28 38 36,042
Prologis LP, 2.25%
,
01/15/32 ...... 10 8,072
Rand Parent LLC, 8.50%
,
02/15/30
(a)
104 94,157
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 10 10,013
Republic Services, Inc.
3.38%, 11/15/27 ............ 30 28,216
4.88%, 04/01/29 ............ 15 14,976
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 7 6,528
7.38%, 09/01/25 ............ 55 48,819
11.25%, 12/15/27 ........... 34 28,815
Seagate HDD Cayman
(a)
8.25%, 12/15/29 ............ 27 28,200
8.50%, 07/15/31 ............ 29 30,412
9.63%, 12/01/32 ............ 45 49,655
Service Properties Trust
4.35%, 10/01/24 ............ 6 5,773
4.50%, 03/15/25 ............ 16 15,114
7.50%, 09/15/25 ............ 23 22,586
Sherwin-Williams Co. (The), 3.95%
,
01/15/26 ................. 27 26,143
Southern California Edison Co.
1.10%, 04/01/24 ............ 15 14,481
5.30%, 03/01/28 ............ 36 35,996
5.95%, 11/01/32 ............ 20 20,934
3.65%, 02/01/50 ............ 33 24,557
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ 70 69,168
9.38%, 11/30/29 ............ 5 5,353
Sprint LLC, 7.88%
,
09/15/23 ...... 49 49,118
Steel Dynamics, Inc., 5.00%
,
12/15/26 3 2,954
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 6 3,445
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 25 25,750
T-Mobile USA, Inc.
4.95%, 03/15/28 ............ 25 24,602
3.88%, 04/15/30 ............ 39 35,929
3.50%, 04/15/31 ............ 24 21,178
2.70%, 03/15/32 ............ 38 31,389
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 36 35,688
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 12 12,255
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 12 12,180
Union Pacific Corp., 3.00%
,
04/15/27 30 28,196
UnitedHealth Group, Inc.
4.25%, 01/15/29 ............ 101 98,126
5.35%, 02/15/33 ............ 65 67,542
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 38 37,698
Verizon Communications, Inc.
3.15%, 03/22/30 ............ 49 43,541
2.55%, 03/21/31 ............ 104 86,833
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
32 28,831
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 48 44,816
Vistra Operations Co. LLC
(a)
5.13%, 05/13/25 ............ 20 19,499
5.63%, 02/15/27 ............ 79 75,720
VMware, Inc.
1.40%, 08/15/26 ............ 32 28,257
2.20%, 08/15/31 ............ 16 12,573
Security
Par (000)
Par (000) Value
United States (continued)
Waste Management, Inc., 1.15%
,
03/15/28 ................. USD 39 $ 33,166
Wells Fargo & Co.
1.50%, 05/24/27
(c)
........... EUR 100 97,773
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 59 57,668
Welltower OP LLC, 4.00%
,
06/01/25 . 22 21,256
Western Digital Corp., 1.50%
,
02/01/24
(m)(p)
............... 70 67,865
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 4 3,935
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 96 90,630
7,890,779
Total Corporate Bonds — 8.6%
(Cost: $14,809,603) .............................. 12,625,271
Floating Rate Loan Interests
Belgium — 0.0%
Apollo Finco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.85%),
8.78%
,
 10/02/28
(b)
........... EUR 102 74,568
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (1-mo. EURIBOR +
5.00%), 8.42%
,
 12/22/25
(b)
..... 186 199,182
France — 0.2%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.59%
,
 11/17/27
(b)
........... 214 229,638
Germany — 0.1%
Iris BidCo GmbH, Facility Term Loan
B, (3-mo. EURIBOR + 5.00%),
8.24%
,
 06/29/28
(b)
........... 93 91,435
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global Finco Ltd., Additional
Facility, (6-mo. LIBOR GBP +
7.00%), 11.99%
,
 07/06/27 ...... GBP 39 46,474
Vita Global Finco Ltd., Facility B,
(6-mo. EURIBOR + 0.00%),
9.44%
,
 09/23/27 ............ EUR 65 66,373
112,847
Luxembourg — 0.1%
(b)(d)
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw Term
Loan, (3-mo. CME Term SOFR +
9.25%), 14.75%
,
 05/27/26 ...... USD 14 14,301
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (3-
mo. CME Term SOFR + 9.25%),
14.75%
,
 05/27/26 ........... 93 92,142
106,443

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan Facility
B, (6-mo. EURIBOR + 4.50%),
8.10%
,
 01/01/28
(d)
........... EUR 154 $ 156,439
Median BV, Facility Term Loan B1,
(3-mo. EURIBOR + 4.93%),
8.52%
,
 10/14/27 ............ 100 100,636
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.10%
,
 01/31/29 ............ 311 317,539
574,614
Sweden — 0.0%
Unique BidCo AB, Facility Term Loan
B, (1-mo. EURIBOR + 5.25%),
8.57%
,
 03/16/29
(b)
........... 70 72,183
United States — 1.3%
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.90%
,
 02/02/26
(b)
........... USD 73 71,163
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30
(b)
84 73,390
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.24%
,
 12/30/27
(b)(d)
......... 13 12,170
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
0.00%
,
 12/15/27
(b)
........... 4 895
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.76%
,
 04/05/28
(b)
........... 18 11,464
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.22%
,
 08/02/27
(b)
41 39,558
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.45%
,
 12/21/28
(b)
28 24,747
DS Parent, Inc., Term Loan B, (6-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 11.34%
,
 12/10/28
(b)
..... 41 39,479
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.72%
,
 05/01/28
(b)
62 62,089
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.66%
,
 12/29/27
(b)(d)
32 30,370
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD at 1.00% Floor +
0.00%), 10.98%
,
 11/12/26
(b)(d)
.... 198 191,271
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 4.75%),
9.94%
,
 08/31/27
(b)
........... 93 57,581
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
11.29%
,
 07/20/26
(b)(d)
......... 119 119,750
Hilton Worldwide Finance LLC, Term
Loan B2, (1-mo. CME Term SOFR +
1.75%), 6.94%
,
 06/22/26
(b)
..... 151 150,648
Security
Par (000)
Par (000) Value
United States (continued)
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.72%
,
 10/25/28
(b)(d)
......... USD 21 $ 16,962
Indicor LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 11/22/29
(b)
..... 76 75,431
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.54%
,
 04/26/28
(b)
35 34,476
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.97%
,
 10/04/28
(b)
16 15,150
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.38%
,
 12/22/26
(b)
.......... 15 14,498
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.98%
,
 09/03/26
(b)(d)
......... 27 20,276
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.34%
,
 01/24/30
(b)
4 3,150
Nielsen Consumer, Inc., Term Loan B,
03/06/28
(b)(q)
............... EUR 225 233,489
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(d)(r)
. USD 166 157,001
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.78%
,
 03/04/25
(b)
42 41,782
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.59%
,
 06/28/30
(b)(d)
32 31,960
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.01%
,
 04/27/28
(b)
.......... 65 53,524
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.04%
,
 04/27/29
(b)
.......... 50 30,500
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.19%
,
 03/16/27
(b)
........... 57 56,032
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.70%
,
 04/03/28
(b)
..... 35 27,878
Sonder Holdings Inc., Note,
13.99% 01/19/27
(b)(d)
.......... 169 147,887
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
 01/21/29
(b)
..... 33 29,600
1,874,171
Total Floating Rate Loan Interests — 2.3%
(Cost: $3,563,654) .............................. 3,335,081

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Argentina — 0.1%
Argentine Republic (The)
1.00%, 07/09/29 ............ USD 30 $ 9,576
0.50%, 07/09/30
(b)(p)
.......... 295 98,006
1.50%, 07/09/35
(b)(p)
.......... 331 99,031
3.88%, 01/09/38
(b)(p)
.......... 119 41,693
248,306
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 1 197,021
10.00%, 01/01/27 ........... — 87,676
284,697
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 1,062 722,336
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 208,800 43,038
7.00%, 03/26/31 ............ 349,800 70,537
113,575
Czech Republic — 0.3%
Czech Republic
5.00%, 09/30/30 ............ CZK 7,320 347,314
1.20%, 03/13/31 ............ 4,220 153,492
500,806
Indonesia — 0.4%
Republic of Indonesia
8.25%, 05/15/36 ............ IDR 2,513,000 192,864
7.13%, 06/15/38 ............ 5,014,000 355,169
548,033
Mexico — 0.8%
United Mexican States
8.50%, 05/31/29 ............ MXN 30 174,711
7.75%, 05/29/31 ............ 125 690,462
7.50%, 05/26/33 ............ 55 298,659
1,163,832
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 1,988 93,334
8.25%, 03/31/32 ............ 1,313 58,687
9.00%, 01/31/40 ............ 5,152 210,217
8.75%, 01/31/44 ............ 888 34,588
396,826
Spain — 2.8%
(a)(c)
Bonos y Obligaciones del Estado
2.55%, 10/31/32 ............ EUR 1,896 1,938,143
3.15%, 04/30/33 ............ 1,644 1,757,767
3.90%, 07/30/39 ............ 176 196,112
2.90%, 10/31/46 ............ 173 163,136
Kingdom of Spain, 3.45%
,
07/30/66 . 140 138,301
4,193,459
United Kingdom — 0.2%
U.K. Treasury Bonds, 0.50%
,
10/22/61
(c)
................ GBP 689 276,951
Total Foreign Government Obligations — 5.7%
(Cost: $8,715,342) .............................. 8,448,821
Security
Shares
Shares Value
Investment Companies
Health Care Select Sector SPDR Fund 322 $ 42,739
Industrial Select Sector SPDR Fund . 928 99,593
Invesco Municipal Opportunity Trust . 1,407 13,311
Invesco Municipal Trust ......... 1,398 13,183
Invesco QQQ Trust 1, Series 1 ..... 1,800 664,956
Invesco Quality Municipal Income Trust 1,385 13,241
Invesco Trust for Investment Grade
Municipals ................ 1,376 13,361
Invesco Value Municipal Income Trust 1,379 16,300
iShares 0-5 Year TIPS Bond ETF
(s)
.. 1,425 139,080
iShares Biotechnology ETF
(s)
...... 153 19,425
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(s)
........ 5,072 548,486
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(h)(s)
........ 18,407 1,592,942
iShares Latin America 40 ETF
(s)
.... 2,948 80,097
iShares MSCI Brazil ETF
(s)
....... 3,320 107,668
iShares MSCI Emerging Markets ETF
(s)
429 16,971
iShares Russell Mid-Cap Growth ETF
(s)
377 36,429
Nuveen Municipal Value Fund, Inc. .. 2,293 19,949
SPDR Bloomberg High Yield Bond ETF 599 55,126
SPDR Gold Shares
(e)(h)(i)
......... 9,468 1,687,861
SPDR S&P Metals & Mining ETF ... 436 22,158
VanEck JPMorgan EM Local Currency
Bond ETF ................. 8,227 210,282
VanEck Semiconductor ETF ...... 442 67,294
Total Investment Companies — 3.7%
(Cost: $5,477,982) .............................. 5,480,452
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.47%, 01/25/42 ............ USD 17 16,320
JP Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 510 409,660
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 199 170,732
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 51,745
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.64%, 10/25/39 . 96 96,308
744,765
Commercial Mortgage-Backed Securities — 1.8%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.34%,
01/19/37
(a)(b)
............... 100 98,131

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.52%, 12/15/34
(a)(b)
USD 100 $ 93,106
United States — 1.6%
BANK, Series 2017-BNK9, Class A4,
3.54%, 11/15/54 ............ 17 15,955
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
LIBOR USD at 0.75% Floor +
0.75%), 6.01%, 04/15/36 .... 15 14,440
Series 2021-SSCP, Class B, (1-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 04/15/36 .... 27 25,758
Series 2021-SSCP, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.61%, 04/15/36 .... 37 35,259
Series 2021-SSCP, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 04/15/36 .... 33 31,135
Series 2021-SSCP, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 7.36%, 04/15/36 .... 37 34,510
Series 2021-SSCP, Class F, (1-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.16%, 04/15/36 .... 24 22,639
Series 2021-SSCP, Class G, (1-mo.
LIBOR USD at 3.80% Floor +
3.80%), 9.06%, 04/15/36 .... 39 36,771
Series 2021-SSCP, Class H, (1-mo.
LIBOR USD at 4.90% Floor +
4.90%), 10.16%, 04/15/36 .... 18 16,967
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 36,232
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.76%), 7.91%, 10/15/36 ... 85 82,110
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.99%, 06/15/38 .... 103 97,876
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 8.00%, 05/15/38 .... 100 94,226
Series 2021-XL2, Class F, (1-mo.
LIBOR USD at 2.24% Floor +
2.24%), 7.44%, 10/15/38 .... 113 107,103
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 53,166
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 71,341
Series 2021-ARIA, Class E, (1-mo.
LIBOR USD at 2.25% Floor +
2.24%), 7.44%, 10/15/36 .... 100 94,230
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.51%, 01/15/34 ... 18 17,403
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.26%, 01/15/34 ... 36 34,500
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 8,136
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup Commercial Mortgage Trust,
Series 2018-C6, Class A4, 4.41%,
11/10/51 .................. USD 16 $ 15,112
Commercial Mortgage Trust, Series
2014-CR21, Class A3, 3.53%,
12/10/47 ................. 30 28,336
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. 94 77,998
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. LIBOR USD
at 2.00% Floor + 2.00%), 7.44%,
05/15/35
(a)(b)
............... 91 87,984
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 7.44%, 07/15/38 .... 197 191,051
Series 2021-ESH, Class E, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 8.04%, 07/15/38 .... 98 95,279
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
LIBOR USD at 2.94% Floor +
2.94%), 8.13%, 11/15/36
(a)(b)
.... 100 95,296
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 29,169
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 31,569
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.71%, 04/15/38 .... 60 57,607
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.21%, 04/15/38 .... 20 19,155
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.33%, 09/15/39 ... 14 14,004
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class A, (1-mo. CME
Term SOFR at 0.55% Floor +
0.66%), 5.81%, 12/15/37
(a)(b)
.... 15 14,510
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo.
LIBOR USD at 4.00% Floor +
4.00%), 9.19%, 11/15/38 ..... 121 114,237
Series 2021-MDLN, Class G, (1-mo.
LIBOR USD at 5.25% Floor +
5.25%), 10.44%, 11/15/38 .... 130 122,062
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 7.36%, 04/15/38
(a)(b)
.... 156 151,294
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, 4.47%,
05/15/48
(b)
.............. 10 8,481
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 25,225
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............. 17 13,856

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... USD 29 $ 23,989
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
LIBOR USD at 2.63% Floor +
2.62%), 7.82%, 11/15/38 ..... 100 95,359
Series 2021-MFP2, Class F, (1-mo.
LIBOR USD at 2.62% Floor +
2.62%), 7.81%, 11/15/36 ..... 100 95,234
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. LIBOR USD at 1.92%
Floor + 1.92%), 7.12%, 07/15/36
(a)(b)
25 23,620
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 8,546
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 28,291
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 8,478
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 10 8,409
2,413,908
2,605,145
Total Non-Agency Mortgage-Backed Securities — 2.3%
(Cost: $3,711,389) .............................. 3,349,910
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(d)(e)(t)
............. 166 180,572
Total Other Interests — 0.1%
(Cost: $167,154) .................................. 180,572
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. LIBOR USD at
3.50% Floor + 1.02%), 6.28%
(b)(e)(o)
31 23,697
Total Capital Trusts — 0.0%
(Cost: $28,719) ................................ 23,697
Shares
Shares
Preferred Stocks — 2.5%
Brazil — 0.2%
Bradespar SA (Preference) ....... 1,020 4,735
Cia Energetica de Minas Gerais
(Preference) ............... 12,240 32,823
Neon Payments Ltd.
(d)(e)
......... 319 188,456
226,014
Security
Shares
Shares Value
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $269,333)
(d)(e)(f)
.... 2,458 $ 432,126
Germany — 0.3%
Dr Ing hc F Porsche AG (Preference) 1,633 202,865
Volkswagen AG (Preference) ...... 154 20,709
Volocopter Gmbh , (Acquired 03/03/21,
cost $159,572)
(d)(e)(f)
.......... 30 193,265
416,839
India — 0.0%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,32 2 )
(d)
(e)(f)
..................... 32 23,405
Israel — 0.1%
(d)(e)(f)
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710) ....... 14,760 107,748
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $84,498) ....... 11,985 87,490
195,238
Sweden — 0.0%
Volta Greentech AB, Series C (Acquired
02/22/22, cost $26,894)
(d)(e)(f)
.... 228 29,679
United Kingdom — 0.1%
10X Future Technologies Holding Ltd. ,
(Acquired 05/13/21, cost $183,387)
(d)
(e)(f)
..................... 4,842 68,012
United States — 1.5%
Breeze Aviation Group, Inc., Series B
(Acquired 07/30/21, cost $127,466)
(d)
(e)(f)
..................... 236 83,129
Caresyntax, Inc., Series C-2
(d)(e)
.... 296 26,676
Databricks, Inc., Series F (Acquired
10/22/19, cost $88,431)
(d)(e)(f)
.... 6,177 343,132
Databricks, Inc., Series G (Acquired
02/01/21, cost $102,873)
(d)(e)(f)
... 1,740 96,657
Dream Finders Homes, Inc., 9.00%
(d)(e)
(o)
...................... 285 258,994
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(d)(e)(f)
.... 10,664 29,859
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(d)(e)(f)
.............. 2,103 90,681
Farmer’s Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$19,766)
(d)(e)(f)
.............. 318 13,712
GM Cruise Holdings LLC, Series G
(Acquired 03/25/21, cost $76,178)
(d)
(e)(f)
..................... 2,891 49,176
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(d)(e)(f)
.... 51,330 133,458
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $20,218)
(d)(e)(f)
.... 3,376 8,778
Lessen, Inc., Series B
(d)(e)
........ 6,246 58,275
Lessen, Inc., Series C
(d)(e)
........ 2,050 19,127
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $85,987)
(d)(e)(f)
.... 10,057 128,227
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $19,100)
(d)(e)(f)
.... 955 12,176
Lookout, Inc., Series F (Acquired
09/19/14 - 10/22/14 , cost
$243,061)
(d)(e)(f)
............. 21,278 97,240
MNTN Digital, Series D (Acquired
11/05/21, cost $54,841)
(d)(e)(f)
.... 2,388 31,402

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $48,256)
(d)(e)(f)
.... 7,024 $ —
Noodle Partners, Inc., Series C
(Acquired 08/26/21, cost $73,361)
(d)
(e)(f)
..................... 8,220 39,867
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $40,179)
(d)(e)(f)
.... 1,532 40,491
Relativity Space, Inc., Series E
(Acquired 05/27/21, cost $68,89 4 )
(d)
(e)(f)
..................... 3,017 50,203
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(d)
(e)(f)
..................... 1,720 143,018
SambaNova Systems, Inc., Series D
(Acquired 04/09/21, cost $52,640)
(d)
(e)(f)
..................... 554 46,065
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(d)(e)(f)
.... 1,894 20,967
Ursa Major Technologies, Inc., Series C
(Acquired 09/13/21, cost $72,377)
(d)
(e)(f)
..................... 12,134 80,448
Ursa Major Technologies, Inc., Series D
(Acquired 10/14/22, cost $9,855)
(d)(e)
(f)
....................... 1,487 9,859
Verge Genomics, Series B (Acquired
11/05/21, cost $65,877)
(d)(e)(f)
.... 12,367 73,460
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $43,198)
(d)
(e)(f)
..................... 14,803 46,333
Wells Fargo & Co., Series L, 7.50%
(m)(o)
46 52,992
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(d)
(e)(f)
..................... 4,463 132,953
Zero Mass Water, Inc., Series D
(Acquired 07/05/22, cost $13,149)
(d)
(e)(f)
..................... 321 12,657
2,230,012
Total Preferred Stocks — 2.5%
(Cost: $3,425,895) .............................. 3,621,325
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. LIBOR
USD + 6.37%), 11.64%, 10/30/40
(b)
5,096 145,032
Total Trust Preferreds — 0.1%
(Cost: $140,435) ................................ 145,032
Total Preferred Securities — 2.6%
(Cost: $3,595,049) .............................. 3,790,054
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage
Corp. Structured Agency Credit
Risk Debt Variable Rate Notes,
Series 2021-DNA2, Class B2,
(SOFR 30 day Average + 6.00%),
11.07%, 08/25/33
(a)(b)
......... USD 17 16,660
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.87%, 09/25/30
(b)
........... USD 13 $ 12,841
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.64% ,  01/25/30 ........ 279 21,912
Series K109, Class X1,
1.70% ,  04/25/30 ........ 118 9,733
Series K116, Class X1,
1.53% ,  07/25/30 ........ 99 7,567
Series K120, Class X1,
1.13% ,  10/25/30 ........ 394 22,301
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ 100 5,994
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 460 16,133
83,640
Mortgage-Backed Securities — 5.1%
Uniform Mortgage-Backed Securities
(u)
3.00% ,  07/13/23 .......... 726 638,563
3.50% ,  07/13/23 .......... 3,654 3,329,298
4.50% ,  07/13/23 .......... 3,632 3,492,063
7,459,924
Total U.S. Government Sponsored Agency Securities
—
5.1%
(Cost: $7,608,640) .............................. 7,573,065
U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42 ............ 225 175,175
3.25%, 05/15/42 ............ 544 485,167
3.38%, 08/15/42 ............ 296 268,224
4.00%, 11/15/52 ............ 417 427,926
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 2,256 2,217,501
0.50%, 04/15/24 ............ 1,256 1,225,366
0.13%, 04/15/27 ............ 391 361,963
0.63%, 07/15/32
(v)
........... 622 571,801
U.S. Treasury Notes
0.75%, 12/31/23
(i)
........... 4,608 4,505,791
4.00%, 12/15/25
(h)
........... 1,017 1,001,070
Total U.S. Treasury Obligations — 7.6%
(Cost: $11,410,567) .............................. 11,239,984
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 718 564

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel — 0.0%
(e)
Deep Instinct Ltd . , (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)
......... 845 $ 5,239
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 375 37
5,276
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 36 50
United States — 0.0%
(e)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 417
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 191
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,268 101
Embark Technology, Inc. (Issued/
Exercisable 12/28/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 963 14
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 695
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(d)
................... 264 4,382
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 341 130
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 6,819 2,591
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(d)
........... 6,478 —
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 35
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 90
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 71
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 $ 34
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 2,017 161
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 1,924 75
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 724 36
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 2,205 —
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/23, Strike
Price USD 0.01)
(d)(f)
.......... 1,825 5,220
14,243
Total Warrants — 0.0%
(Cost: $25,505) ................................ 20,133
Total Long-Term Investments — 96.2%
(Cost: $137,944,010) ............................. 141,655,598
Par (000)
Pa r (000)
Short-Term Securities
Certificates of Deposit — 0.2%
Domestic — 0.2%
Citibank NA, 5.00%, 09/21/23 ..... USD 220 219,676
Total Certificates of Deposit — 0.2%
(Cost: $220,000) ................................ 219,676
Commercial Paper — 0.3%
(w)
Societe Generale SA, 5.70%
,
03/06/24 263 252,683
3M Co., 5.55%
,
09/07/23 ........ 250 247,498
Total Commercial Paper — 0.3%
(Cost: $500,645) ................................ 500,181
Foreign Government Obligations — 2.5%
Brazil - 0.6%
Federative Republic of Brazil Treasury
Bills, 10.11%
,
07/01/24
(w)
....... BRL 4 827,417
Japan - 1.9%
Japan Treasury Bills, (0.18)%
,
07/10/23
(w)
................ JPY 401,000 2,779,082
Total Foreign Government Obligations — 2.5%
(Cost: $3,819,459) .............................. 3,606,499

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 4.3%
(s)(x)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.98% ...... 6,342,567 $ 6,342,567
SL Liquidity Series, LLC, Money Market
Series, 5.28%
(y)
............. 13,527 13,528
Total Money Market Funds — 4.3%
(Cost: $6,356,095) .............................. 6,356,095
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Royal Bank of Canada,
3.54%, 07/04/23 ............ CAD 1 626
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
3.47%, 07/03/23 ............ HKD 1 177
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.37)%, 07/03/23 ........... JPY 1,349 9,349
United Kingdom — 0.0%
Skandinaviska Enskilda Banken AB,
3.92%, 07/03/23 ............ GBP 8 9,530
United States — 0.0%
Citibank NA, 5.07%, 07/03/23 ..... USD 34 33,942
Total Time Deposits — 0.0%
(Cost: $53,624) ................................ 53,624
Total Short-Term Securities — 7.3%
(Cost: $10,949,823) .............................. 10,736,075
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.3%
(Cost: $835,663 ) ................................ $ 523,425
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 103.8%
(Cost: $149,729,496) ............................. 152,915,098
Total Options Written — (0.3)%
(Premiums Received — $(430,866)) .................. (509,726)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
4.50%, 07/13/23
(u)
........... USD (1,563) (1,502,216)
Total TBA Sale Commitments — (1.0)%
(Proceeds: $(1,513,812)) .......................... (1,502,216)
Shares
Shares
Investments Sold Short
Common Stocks
France — (0.0)%
Pernod Ricard SA ............. (240) (53,034)
United States — (0.1)%
JM Smucker Co. (The) .......... (412) (60,840)
Total Common Stocks — (0.1)%
(Proceeds: $(93,592)) ............................ (113,874)
Total Investments Sold Short — (0.1)%
(Proceeds: $(93,592) ) ............................ (113,874)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 102.4%
(Cost: $147,691,226) ............................. 150,789,282
Liabilities in Excess of Other Assets — (2.4)% ............ (3,581,668)
Net Assets — 100.0% .............................. $ 147,207,614
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,675,974, representing 2.50% of its net assets as of period end, and an original cost of $3,530,940.
(g)
All or a portion of this security is on loan.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(j)
Investment does not issue shares.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Zero-coupon bond.
(m)
Convertible security.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Perpetual security with no stated maturity date.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Affiliate of the Fund.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,362,835 $ 3,979,732
(a)
$ — $ — $ — $ 6,342,567 6,342,567 $ 177,370 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 4,093,307 — (4,080,251)
(a)
689 (217) 13,528 13,527 7,626
(b)
—
iShares 0-5 Year TIPS Bond ETF 138,168 — — — 912 139,080 1,425 1,442 —
iShares Biotechnology ETF .... 20,087 — — — (662) 19,425 153 11 —
iShares China Large-Cap ETF
(c)
. 170,847 64,519 (254,885) (12,294) 31,813 — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 195,561 — (199,756) 4,792 (597) — — 3,081 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 1,619,465 (1,070,933) 4,120 (4,166) 548,486 5,072 5,380 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 1,304,970 264,002 — — 23,970 1,592,942 18,407 32,300 —
iShares Latin America 40 ETF .. 67,480 — — — 12,617 80,097 2,948 1,411 —
iShares MSCI Brazil ETF ..... 92,861 — — — 14,807 107,668 3,320 2,511 —
iShares MSCI Emerging Markets
ETF .................. 16,259 — — — 712 16,971 429 133 —
iShares Russell Mid-Cap Growth
ETF .................. — 35,948 — — 481 36,429 377 — —
$ (2,693) $ 79,670 $ 8,897,193 $ 231,265 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 4 09/07/23 $ 505 $ (4,791)
Euro-Bund .............................................................. 49 09/07/23 7,151 (36,465)
Euro-OAT ............................................................... 3 09/07/23 420 (1,419)
SGX Nikkei 225 Index ....................................................... 1 09/07/23 231 7,874
Australia 10-Year Bond ...................................................... 26 09/15/23 2,012 (17,023)
EURO STOXX 50 Index ..................................................... 3 09/15/23 145 2,794
EURO STOXX Banks Price Index ............................................... 15 09/15/23 89 3,467
MSCI Emerging Markets E-Mini Index ............................................ 5 09/15/23 249 (2,305)
S&P 500 E-Mini Index ....................................................... 10 09/15/23 2,244 28,856
3-mo. SONIA Index ......................................................... 5 09/19/23 1,505 (2,818)
U.S. Treasury Long Bond ..................................................... 2 09/20/23 254 (378)
U.S. Treasury Ultra Bond ..................................................... 23 09/20/23 3,140 25,364
Long Gilt ................................................................ 4 09/27/23 484 (5,541)
U.S. Treasury 5-Year Note .................................................... 41 09/29/23 4,392 (11,530)
(13,915)
Short Contracts
Euro-BTP ............................................................... 4 09/07/23 507 (2,213)
Euro-Buxl ............................................................... 1 09/07/23 152 (3,721)
Euro-Schatz ............................................................. 6 09/07/23 686 4,229
FTSE 100 Index ........................................................... 1 09/15/23 96 809
NASDAQ-100 E-Mini Index ................................................... 16 09/15/23 4,908 (87,380)
U.S. Treasury 10-Year Note ................................................... 83 09/20/23 9,321 147,558
U.S. Treasury 10-Year Ultra Note ............................................... 157 09/20/23 18,605 206,388
U.S. Treasury 2-Year Note .................................................... 5 09/29/23 1,017 4,676
270,346
$ 256,431
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,071,769 JPY 401,000,000 Bank of America NA 07/10/23 $ 290,685
BRL 1,481,562 USD 298,322 Citibank NA 09/14/23 7,075
CZK 1,920,553 USD 86,947 Barclays Bank plc 09/14/23 932
HUF 85,977,828 USD 243,847 JPMorgan Chase Bank NA 09/14/23 3,505
INR 35,760,000 USD 431,642 Citibank NA 09/14/23 2,988
NOK 1,029,810 USD 93,656 Deutsche Bank AG 09/14/23 2,532
PLN 580,000 USD 139,172 Bank of America NA 09/14/23 2,967
USD 65,275 IDR 975,911,741 Morgan Stanley & Co. International plc 09/14/23 468
USD 133,350 IDR 1,985,025,510 UBS AG 09/14/23 1,531
USD 434,719 INR 35,760,000 Barclays Bank plc 09/14/23 90
USD 137,040 ZAR 2,562,167 Citibank NA 09/14/23 1,903
USD 48,396 ZAR 896,584 Morgan Stanley & Co. International plc 09/14/23 1,107
BRL 4,338,688 USD 868,102 Barclays Bank plc 09/20/23 25,314
CAD 1,363,022 USD 1,020,480 JPMorgan Chase Bank NA 09/20/23 9,675
CHF 2,301,788 USD 2,555,038 HSBC Bank plc 09/20/23 37,997
CNY 1,518,604 USD 210,138 JPMorgan Chase Bank NA 09/20/23 136
DKK 3,795,113 USD 550,865 BNP Paribas SA 09/20/23 8,013
EUR 4,002,650 USD 4,325,660 Citibank NA 09/20/23 59,179
GBP 243,241 EUR 281,684 HSBC Bank plc 09/20/23 399
GBP 377,257 USD 472,147 JPMorgan Chase Bank NA 09/20/23 7,069
HUF 55,319,065 USD 157,462 Goldman Sachs International 09/20/23 1,485
MXN 14,247,077 USD 807,314 JPMorgan Chase Bank NA 09/20/23 12,702
MXN 4,285,307 USD 244,544 Morgan Stanley & Co. International plc 09/20/23 2,104
MXN 660,147 USD 37,399 Royal Bank of Canada 09/20/23 597

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
NZD 126,521 USD 77,302 JPMorgan Chase Bank NA 09/20/23 $ 318
PLN 951,467 USD 228,736 Barclays Bank plc 09/20/23 4,372
USD 141,223 BRL 684,508 Goldman Sachs International 09/20/23 270
USD 663,864 CNY 4,713,033 BNP Paribas SA 09/20/23 11,272
USD 3,941,606 EUR 3,593,355 Barclays Bank plc 09/20/23 5,142
USD 283,908 EUR 257,098 JPMorgan Chase Bank NA 09/20/23 2,262
USD 69,754 EUR 63,588 Standard Chartered Bank 09/20/23 94
USD 1,287,630 HKD 10,049,309 UBS AG 09/20/23 2,874
USD 53,085 JPY 7,350,964 Citibank NA 09/20/23 1,513
USD 2,303,684 JPY 319,277,969 Morgan Stanley & Co. International plc 09/20/23 63,749
USD 2,137 ZAR 39,560 Bank of America NA 09/20/23 52
USD 73,125 ZAR 1,354,068 Morgan Stanley & Co. International plc 09/20/23 1,751
574,122
CNY 695,000 USD 98,375 Citibank NA 09/14/23 (2,198)
CNY 1,415,000 USD 196,424 JPMorgan Chase Bank NA 09/14/23 (610)
IDR 2,944,140,000 USD 196,407 JPMorgan Chase Bank NA 09/14/23 (895)
KRW 127,685,000 USD 97,891 Citibank NA 09/14/23 (613)
SGD 131,798 USD 98,160 JPMorgan Chase Bank NA 09/14/23 (439)
THB 4,815,000 USD 140,269 Citibank NA 09/14/23 (3,492)
THB 8,514,910 USD 246,523 HSBC Bank plc 09/14/23 (4,645)
USD 95,319 BRL 465,920 HSBC Bank plc 09/14/23 (721)
USD 274,761 COP 1,175,975,128 Citibank NA 09/14/23 (1,542)
USD 101,333 CZK 2,247,040 Deutsche Bank AG 09/14/23 (1,485)
USD 73,709 CZK 1,610,936 State Street Bank and Trust Co. 09/14/23 (3)
USD 59,975 MXN 1,052,252 JPMorgan Chase Bank NA 09/14/23 (657)
USD 660,896 MXN 11,687,226 JPMorgan Chase Bank NA 09/14/23 (12,538)
USD 97,631 SGD 131,798 Citibank NA 09/14/23 (89)
USD 222,660 ZAR 4,297,451 Goldman Sachs International 09/14/23 (4,002)
AUD 3,371,891 USD 2,290,033 Barclays Bank plc 09/20/23 (38,884)
CNY 2,450,041 USD 346,717 Bank of America NA 09/20/23 (7,471)
CNY 2,926,062 USD 412,925 Barclays Bank plc 09/20/23 (7,767)
CNY 78,185 USD 11,032 State Street Bank and Trust Co. 09/20/23 (206)
IDR 2,315,215,329 USD 154,807 Citibank NA 09/20/23 (1,072)
JPY 133,748,274 EUR 899,534 JPMorgan Chase Bank NA 09/20/23 (47,097)
JPY 1,343,521,755 USD 9,766,734 UBS AG 09/20/23 (341,088)
KRW 730,285,529 USD 557,466 UBS AG 09/20/23 (882)
NOK 7,303,932 CHF 612,920 Bank of America NA 09/20/23 (8,137)
SGD 375,738 USD 280,584 JPMorgan Chase Bank NA 09/20/23 (1,928)
USD 945,520 BRL 4,617,634 Morgan Stanley & Co. International plc 09/20/23 (5,336)
USD 460,543 INR 38,123,042 Citibank NA 09/20/23 (2,740)
USD 141,223 MXN 2,460,599 Citibank NA 09/20/23 (401)
USD 211,707 MXN 3,703,496 Goldman Sachs International 09/20/23 (1,455)
USD 303,835 NOK 3,271,389 Deutsche Bank AG 09/20/23 (1,780)
USD 199,169 SEK 2,143,160 Deutsche Bank AG 09/20/23 (290)
ZAR 7,238,832 USD 385,908 Morgan Stanley & Co. International plc 09/20/23 (4,343)
(504,806)
$ 69,316
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.07%
Goldman Sachs
International 09/27/23 USD 9,146 $ 1,394 $ 16,005 $ (14,611)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust Series 1 .................... 66 07/07/23 USD 372.00 USD 2,438 $ 12,276
SPDR S&P 500 ETF Trust ...................... 4 07/07/23 USD 440.00 USD 177 1,734
SPDR S&P 500 ETF Trust ...................... 19 07/07/23 USD 438.00 USD 842 11,353
SPDR S&P 500 ETF Trust ...................... 94 07/07/23 USD 448.00 USD 4,167 5,311
SPDR S&P 500 ETF Trust ...................... 94 07/14/23 USD 442.00 USD 4,167 41,689
CBOE Volatility Index ......................... 8 07/19/23 USD 28.00 USD 11 84
Advanced Micro Devices, Inc. ................... 3 07/21/23 USD 140.00 USD 34 69
Advanced Micro Devices, Inc. ................... 28 07/21/23 USD 125.00 USD 319 3,178
Alphabet, Inc. .............................. 16 07/21/23 USD 125.00 USD 194 1,920
Alphabet, Inc. .............................. 35 07/21/23 USD 130.00 USD 423 1,312
Constellation Brands, Inc. ...................... 4 07/21/23 USD 235.00 USD 98 4,920
Constellation Brands, Inc. ...................... 6 07/21/23 USD 260.00 USD 148 195
Eli Lilly & Co. .............................. 2 07/21/23 USD 460.00 USD 94 3,050
Equitrans Midstream Corp. ..................... 3 07/21/23 USD 11.00 USD 3 37
Hilton Worldwide Holdings, Inc. .................. 8 07/21/23 USD 155.00 USD 116 200
iShares MSCI Japan ETF ...................... 116 07/21/23 USD 65.00 USD 718 1,450
Kroger Co. (The) ............................ 23 07/21/23 USD 50.00 USD 108 127
Lockheed Martin Corp. ........................ 1 07/21/23 USD 460.00 USD 46 875
LVMH Moet Hennessy Louis Vuitton SE ............ 4 07/21/23 EUR 930.00 EUR 345 1,209
Mastercard, Inc. ............................ 4 07/21/23 USD 395.00 USD 157 1,980
McDonald's Corp. ........................... 5 07/21/23 USD 310.00 USD 149 118
Merck & Co., Inc. ............................ 13 07/21/23 USD 120.00 USD 150 559
Micron Technology, Inc. ....................... 8 07/21/23 USD 62.50 USD 50 1,740
Microsoft Corp. ............................. 8 07/21/23 USD 340.00 USD 272 5,720
Salesforce, Inc. ............................. 8 07/21/23 USD 220.00 USD 169 1,408
SPDR Gold Shares
(a)
......................... 59 07/21/23 USD 198.00 USD 1,052 89
SPDR S&P Regional Banking ETF ................ 68 07/21/23 USD 45.00 USD 278 1,530
Tesla, Inc. ................................. 5 07/21/23 USD 260.00 USD 131 8,250
Uber Technologies, Inc. ....................... 37 07/21/23 USD 42.50 USD 160 6,160
UnitedHealth Group, Inc. ....................... 3 07/21/23 USD 520.00 USD 144 248
Vinci SA .................................. 13 07/21/23 EUR 114.00 EUR 138 14
Walt Disney Co. (The) ........................ 27 07/21/23 USD 95.00 USD 241 985
Waste Management, Inc. ...................... 12 07/21/23 USD 175.00 USD 208 1,770
Activision Blizzard, Inc. ........................ 10 08/18/23 USD 85.00 USD 84 4,475
Advanced Micro Devices, Inc. ................... 16 08/18/23 USD 130.00 USD 182 4,504
Advanced Micro Devices, Inc. ................... 30 08/18/23 USD 140.00 USD 342 4,365
Alphabet, Inc. .............................. 37 08/18/23 USD 130.00 USD 448 7,289
Amazon.com, Inc. ........................... 13 08/18/23 USD 125.00 USD 169 12,902
Amazon.com, Inc. ........................... 19 08/18/23 USD 135.00 USD 248 9,072
Apple, Inc. ................................ 29 08/18/23 USD 190.00 USD 563 25,302
Boston Scientific Corp. ........................ 17 08/18/23 USD 57.50 USD 92 638
Boston Scientific Corp. ........................ 17 08/18/23 USD 55.00 USD 92 2,125
ConocoPhillips ............................. 16 08/18/23 USD 110.00 USD 166 2,720
Delta Air Lines, Inc. .......................... 32 08/18/23 USD 48.00 USD 152 6,368
DR Horton, Inc. ............................. 5 08/18/23 USD 130.00 USD 61 938
DR Horton, Inc. ............................. 10 08/18/23 USD 125.00 USD 122 3,600
First Solar, Inc. ............................. 4 08/18/23 USD 210.00 USD 76 2,220
Freeport-McMoRan, Inc. ....................... 29 08/18/23 USD 40.00 USD 116 6,380
Humana, Inc. .............................. 4 08/18/23 USD 465.00 USD 179 3,440
JPMorgan Chase & Co. ....................... 24 08/18/23 USD 145.00 USD 349 10,140
L3Harris Technologies, Inc. ..................... 3 08/18/23 USD 180.00 USD 59 5,550
Lennar Corp. .............................. 10 08/18/23 USD 135.00 USD 125 975
McCormick & Co., Inc. ........................ 28 08/18/23 USD 95.00 USD 244 700
Micron Technology, Inc. ....................... 21 08/18/23 USD 72.50 USD 133 1,186
Microsoft Corp. ............................. 5 08/18/23 USD 340.00 USD 170 6,925
Microsoft Corp. ............................. 5 08/18/23 USD 330.00 USD 170 9,775
Microsoft Corp. ............................. 10 08/18/23 USD 355.00 USD 341 7,225
NVIDIA Corp. .............................. 2 08/18/23 USD 420.00 USD 85 5,430
Shell plc .................................. 24 08/18/23 USD 62.50 USD 145 2,280
Tesla, Inc. ................................. 7 08/18/23 USD 265.00 USD 183 14,018
Toll Brothers, Inc. ............................ 6 08/18/23 USD 85.00 USD 47 555
Toll Brothers, Inc. ............................ 10 08/18/23 USD 80.00 USD 79 2,675
Uber Technologies, Inc. ....................... 26 08/18/23 USD 42.50 USD 112 7,995

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Airlines Holdings, Inc. .................... 32 08/18/23 USD 57.50 USD 176 $ 5,936
UnitedHealth Group, Inc. ....................... 2 08/18/23 USD 480.00 USD 96 3,260
Valero Energy Corp. .......................... 6 08/18/23 USD 120.00 USD 70 2,505
Advanced Micro Devices, Inc. ................... 14 09/15/23 USD 130.00 USD 159 5,950
Apple, Inc. ................................ 18 09/15/23 USD 195.00 USD 349 13,005
Archer-Daniels-Midland Co. ..................... 12 09/15/23 USD 82.50 USD 91 810
Barclays plc ............................... 41 09/15/23 GBP 1.60 GBP 63 2,343
Delta Air Lines, Inc. .......................... 41 09/15/23 USD 50.00 USD 195 7,093
Eli Lilly & Co. .............................. 2 09/15/23 USD 480.00 USD 94 3,220
Ford Motor Co. ............................. 55 09/15/23 USD 16.00 USD 83 2,805
General Motors Co. .......................... 17 09/15/23 USD 40.00 USD 66 2,771
Microsoft Corp. ............................. 10 09/15/23 USD 365.00 USD 341 6,550
NVIDIA Corp. .............................. 16 09/15/23 USD 430.00 USD 677 55,520
Pfizer, Inc. ................................ 24 09/15/23 USD 40.00 USD 88 816
Pfizer, Inc. ................................ 29 09/15/23 USD 42.50 USD 106 377
United Rentals, Inc. .......................... 3 09/15/23 USD 460.00 USD 134 6,510
Valero Energy Corp. .......................... 16 09/15/23 USD 125.00 USD 188 5,960
Equitrans Midstream Corp. ..................... 3 10/20/23 USD 12.00 USD 3 38
Sabre Corp. ............................... 5 10/20/23 USD 5.50 USD 2 55
Sabre Corp. ............................... 11 10/20/23 USD 5.00 USD 4 159
NVIDIA Corp. .............................. 4 12/15/23 USD 440.00 USD 169 19,790
Pfizer, Inc. ................................ 24 01/19/24 USD 47.00 USD 88 456
Pfizer, Inc. ................................ 40 01/19/24 USD 50.00 USD 147 380
Sabre Corp. ............................... 6 01/19/24 USD 6.00 USD 2 117
439,753
Put
SPDR S&P 500 ETF Trust ...................... 19 07/07/23 USD 438.00 USD 842 1,244
SPDR S&P 500 ETF Trust ...................... 14 07/14/23 USD 434.00 USD 621 1,330
Ford Motor Co. ............................. 7 07/21/23 USD 10.00 USD 11 11
Frontier Communications Parent, Inc. .............. 3 07/21/23 USD 15.00 USD 6 45
Invesco QQQ Trust Series 1 .................... 25 07/21/23 USD 350.00 USD 924 2,250
Invesco Senior Loan ETF ...................... 9 07/21/23 USD 20.00 USD 19 50
iShares iBoxx $ High Yield Corporate Bond ETF ....... 6 07/21/23 USD 73.50 USD 45 54
iShares iBoxx $ High Yield Corporate Bond ETF ....... 10 07/21/23 USD 71.00 USD 75 35
iShares iBoxx $ High Yield Corporate Bond ETF ....... 15 07/21/23 USD 73.00 USD 113 90
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 4 07/21/23 USD 106.00 USD 43 68
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 5 07/21/23 USD 105.00 USD 54 40
iShares Russell 2000 ETF ...................... 3 07/21/23 USD 150.00 USD 56 11
iShares Russell 2000 ETF ...................... 5 07/21/23 USD 181.00 USD 94 445
NVIDIA Corp. .............................. 4 07/21/23 USD 250.00 USD 169 18
Pitney Bowes, Inc. ........................... 4 07/21/23 USD 3.00 USD 1 30
Sabre Corp. ............................... 2 07/21/23 USD 3.00 USD 1 21
Shell plc .................................. 16 07/21/23 USD 55.00 USD 97 120
Spirit AeroSystems Holdings, Inc. ................. 2 07/21/23 USD 26.00 USD 6 50
Spirit AeroSystems Holdings, Inc. ................. 2 07/21/23 USD 20.00 USD 6 15
United Parcel Service, Inc. ..................... 3 07/21/23 USD 160.00 USD 54 39
Xerox Holdings Corp. ......................... 3 07/21/23 USD 11.00 USD 4 30
Alphabet, Inc. .............................. 19 08/18/23 USD 120.00 USD 230 7,790
Amazon.com, Inc. ........................... 16 08/18/23 USD 120.00 USD 209 3,744
Apple, Inc. ................................ 16 08/18/23 USD 180.00 USD 310 2,736
Frontier Communications Parent, Inc. .............. 3 08/18/23 USD 15.00 USD 6 607
Frontier Communications Parent, Inc. .............. 4 08/18/23 USD 12.50 USD 7 90
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 7 08/18/23 USD 100.00 USD 76 46
Microsoft Corp. ............................. 7 08/18/23 USD 325.00 USD 238 4,428
NVIDIA Corp. .............................. 2 08/18/23 USD 380.00 USD 85 1,510
SPDR S&P 500 ETF Trust ...................... 20 08/18/23 USD 425.00 USD 887 4,940
Spirit AeroSystems Holdings, Inc. ................. 2 08/18/23 USD 22.00 USD 6 50
Air Transport Services Group, Inc. ................ 2 09/15/23 USD 12.50 USD 4 30
Air Transport Services Group, Inc. ................ 4 09/15/23 USD 15.00 USD 8 130
PG&E Corp. ............................... 5 09/15/23 USD 13.00 USD 9 32
PG&E Corp. ............................... 6 09/15/23 USD 14.00 USD 10 51
SPDR S&P 500 ETF Trust ...................... 2 09/15/23 USD 350.00 USD 89 119

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 21 09/15/23 USD 430.00 USD 931 $ 10,532
42,831
$ 482,584
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Bank of America NA — 07/13/23 CNH 7.40 USD 721 $ 317
TOPIX Bank Index ........ BNP Paribas SA 29,064 07/14/23 JPY 218.87 JPY 6,406 1,143
TOPIX Bank Index ........ Goldman Sachs International 48,422 07/14/23 JPY 226.71 JPY 10,673 798
TOPIX Bank Index ........ JPMorgan Chase Bank NA 19,396 07/14/23 JPY 227.60 JPY 4,275 286
ING Groep NV .......... Goldman Sachs International 327 07/21/23 EUR 12.00 EUR 4 2,067
EUR Currency ........... Bank of America NA — 07/27/23 USD 1.09 EUR 605 5,607
EUR Currency ........... JPMorgan Chase Bank NA — 08/07/23 USD 1.12 EUR 587 1,246
11,464
Put
USD Currency ........... Morgan Stanley & Co. International plc — 07/13/23 MXN 17.00 USD 1,136 2,802
$ 14,266
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly Barclays Bank plc 07/19/23 USD 103.00 USD 140 $ 305
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 94.00 USD 70 16
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 07/19/23 USD 95.00 USD 85 21
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 08/16/23 USD 98.50 USD 140 214
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
JPMorgan Chase Bank
NA 08/16/23 USD 99.00 USD 135 245
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 99.50 USD 120 59
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 110.00 USD 700 33
588
$ 893

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
Goldman Sachs
International 08/07/23 2.85 % USD 749 $ 225
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
JPMorgan Chase
Bank NA 08/09/23 2.85 USD 894 316
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.81% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 2.81 USD 546 1,068
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.80% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 2.80 USD 234 454
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 2.75% Annual
Goldman Sachs
International 10/19/23 2.75 USD 1,076 2,101
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 853 5,843
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 853 4,256
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 354 1,587
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 274 4,916
20,766
Put
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 853 1,217
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 853 1,978
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 354 327
3,522
$ 24,288
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... (0.68) % Goldman Sachs International 09/27/23 USD 18,291 $ (14,300) $ (13,844) $ (456)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 8 07/19/23 USD 40.00 USD 11 $ (32)
Advanced Micro Devices, Inc. .................... 3 07/21/23 USD 155.00 USD 34 (24)
Advanced Micro Devices, Inc. .................... 8 07/21/23 USD 110.00 USD 91 (5,300)
Advanced Micro Devices, Inc. .................... 8 07/21/23 USD 105.00 USD 91 (8,240)
Constellation Brands, Inc. ....................... 4 07/21/23 USD 255.00 USD 98 (310)
Micron Technology, Inc. ........................ 8 07/21/23 USD 72.50 USD 50 (92)
Shell plc ................................... 16 07/21/23 USD 65.00 USD 97 (120)
SPDR Gold Shares
(a)
.......................... 59 07/21/23 USD 215.00 USD 1,052 (59)
SPDR S&P Regional Banking ETF ................. 68 07/21/23 USD 48.00 USD 278 (408)
Walt Disney Co. (The) ......................... 27 07/21/23 USD 105.00 USD 241 (122)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Activision Blizzard, Inc. ......................... 10 08/18/23 USD 95.00 USD 84 $ (410)
Advanced Micro Devices, Inc. .................... 30 08/18/23 USD 170.00 USD 342 (870)
Alphabet, Inc. ............................... 20 08/18/23 USD 145.00 USD 242 (720)
Amazon.com, Inc. ............................ 19 08/18/23 USD 150.00 USD 248 (2,242)
Delta Air Lines, Inc. ........................... 32 08/18/23 USD 55.00 USD 152 (944)
Dexcom, Inc. ............................... 3 08/18/23 USD 140.00 USD 39 (803)
JPMorgan Chase & Co. ........................ 24 08/18/23 USD 155.00 USD 349 (2,088)
Micron Technology, Inc. ........................ 21 08/18/23 USD 80.00 USD 133 (326)
Tesla, Inc. .................................. 7 08/18/23 USD 300.00 USD 183 (6,090)
United Airlines Holdings, Inc. ..................... 32 08/18/23 USD 65.00 USD 176 (1,232)
Advanced Micro Devices, Inc. .................... 14 09/15/23 USD 160.00 USD 159 (1,309)
Delta Air Lines, Inc. ........................... 41 09/15/23 USD 55.00 USD 195 (2,296)
NVIDIA Corp. ............................... 4 12/15/23 USD 530.00 USD 169 (8,860)
SPDR S&P 500 ETF Trust ....................... 5 12/15/23 USD 420.00 USD 222 (19,638)
(62,535)
Put
SPDR S&P 500 ETF Trust ....................... 14 07/14/23 USD 417.00 USD 621 (357)
Eli Lilly & Co. ............................... 3 07/21/23 USD 390.00 USD 141 (54)
Invesco QQQ Trust Series 1 ..................... 25 07/21/23 USD 335.00 USD 924 (813)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 5 07/21/23 USD 101.00 USD 54 (13)
iShares Russell 2000 ETF ....................... 3 07/21/23 USD 120.00 USD 56 (3)
iShares Russell 2000 ETF ....................... 5 07/21/23 USD 166.00 USD 94 (60)
Lockheed Martin Corp. ......................... 1 07/21/23 USD 410.00 USD 46 (35)
LVMH Moet Hennessy Louis Vuitton SE ............. 2 07/21/23 EUR 800.00 EUR 173 (3,819)
Shell plc ................................... 16 07/21/23 USD 50.00 USD 97 (160)
SPDR Gold Shares
(a)
.......................... 29 07/21/23 USD 177.00 USD 517 (3,277)
Uber Technologies, Inc. ........................ 37 07/21/23 USD 37.50 USD 160 (296)
Uber Technologies, Inc. ........................ 40 07/21/23 USD 32.50 USD 173 (120)
Vinci SA ................................... 13 07/21/23 EUR 100.00 EUR 138 (426)
Waste Management, Inc. ....................... 12 07/21/23 USD 160.00 USD 208 (180)
Activision Blizzard, Inc. ......................... 6 08/18/23 USD 75.00 USD 51 (753)
Activision Blizzard, Inc. ......................... 16 08/18/23 USD 70.00 USD 135 (808)
Alphabet, Inc. ............................... 19 08/18/23 USD 110.00 USD 230 (2,489)
Amazon.com, Inc. ............................ 35 08/18/23 USD 110.00 USD 456 (2,923)
Apple, Inc. ................................. 16 08/18/23 USD 170.00 USD 310 (1,168)
ConocoPhillips .............................. 16 08/18/23 USD 90.00 USD 166 (976)
Delta Air Lines, Inc. ........................... 24 08/18/23 USD 40.00 USD 114 (636)
DR Horton, Inc. .............................. 5 08/18/23 USD 110.00 USD 61 (638)
DR Horton, Inc. .............................. 10 08/18/23 USD 105.00 USD 122 (725)
First Solar, Inc. .............................. 4 08/18/23 USD 160.00 USD 76 (1,068)
Freeport-McMoRan, Inc. ........................ 29 08/18/23 USD 35.00 USD 116 (1,450)
Humana, Inc. ............................... 2 08/18/23 USD 410.00 USD 89 (720)
JPMorgan Chase & Co. ........................ 8 08/18/23 USD 125.00 USD 116 (308)
L3Harris Technologies, Inc. ...................... 3 08/18/23 USD 160.00 USD 59 (135)
Lennar Corp. ............................... 10 08/18/23 USD 115.00 USD 125 (1,100)
Microsoft Corp. .............................. 7 08/18/23 USD 300.00 USD 238 (1,491)
NVIDIA Corp. ............................... 2 08/18/23 USD 330.00 USD 85 (297)
Shell plc ................................... 24 08/18/23 USD 52.50 USD 145 (540)
SPDR S&P 500 ETF Trust ....................... 20 08/18/23 USD 405.00 USD 887 (2,210)
Toll Brothers, Inc. ............................. 6 08/18/23 USD 70.00 USD 47 (330)
Toll Brothers, Inc. ............................. 10 08/18/23 USD 65.00 USD 79 (250)
Uber Technologies, Inc. ........................ 26 08/18/23 USD 35.00 USD 112 (871)
United Airlines Holdings, Inc. ..................... 24 08/18/23 USD 50.00 USD 132 (2,460)
Valero Energy Corp. ........................... 6 08/18/23 USD 105.00 USD 70 (939)
Apple, Inc. ................................. 9 09/15/23 USD 170.00 USD 175 (1,094)
Archer-Daniels-Midland Co. ...................... 12 09/15/23 USD 60.00 USD 91 (270)
Barclays plc ................................ 41 09/15/23 GBP 1.35 GBP 63 (1,172)
Eli Lilly & Co. ............................... 2 09/15/23 USD 430.00 USD 94 (1,315)
Ford Motor Co. .............................. 55 09/15/23 USD 13.00 USD 83 (1,238)
General Motors Co. ........................... 17 09/15/23 USD 35.00 USD 66 (1,360)
Microsoft Corp. .............................. 6 09/15/23 USD 300.00 USD 204 (1,905)
Pfizer, Inc. ................................. 53 09/15/23 USD 35.00 USD 194 (3,975)
SPDR S&P 500 ETF Trust ....................... 21 09/15/23 USD 400.00 USD 931 (4,095)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Rentals, Inc. ........................... 3 09/15/23 USD 400.00 USD 134 $ (3,135)
Valero Energy Corp. ........................... 16 09/15/23 USD 105.00 USD 188 (3,960)
NVIDIA Corp. ............................... 4 12/15/23 USD 310.00 USD 169 (3,670)
(62,087)
$ (124,622)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ING Groep NV ............. Goldman Sachs International 302 07/21/23 EUR 13.00 EUR 4 $ (288)
EUR Currency .............. JPMorgan Chase Bank NA — 08/07/23 USD 1.14 EUR 587 (135)
(423)
Put
USD Currency .............. Morgan Stanley & Co. International plc — 07/13/23 MXN 16.80 USD 1,136 (654)
TOPIX Bank Index ........... BNP Paribas SA 29,064 07/14/23 JPY 175.10 JPY 6,406 –
TOPIX Bank Index ........... Goldman Sachs International 48,422 07/14/23 JPY 181.37 JPY 10,673 (2)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 19,396 07/14/23 JPY 182.08 JPY 4,275 (1)
ING Groep NV ............. Goldman Sachs International 392 07/21/23 EUR 10.00 EUR 5 (60)
EUR Currency .............. Bank of America NA — 07/27/23 USD 1.06 EUR 302 (118)
EUR Currency .............. JPMorgan Chase Bank NA — 08/07/23 USD 1.08 EUR 293 (1,276)
(2,111)
$ (2,534)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly
Morgan Stanley & Co.
International plc 07/19/23 B+ USD 87.00 USD 70 $ (8)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
40.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 BBB+ USD 140.00 USD 700 (22)
$ (30)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 07/19/23 2.41 % USD 1,894 $ —

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
2.55% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/09/23 2.55 % USD 894 $ (60)
2Yx2Y Interest Rate Swap
(a)
. 2.45% Annual 1-day SOFR Annual
Goldman Sachs
International 10/19/23 2.45 USD 1,076 (1,118)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 3,412 (3,038)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 3,412 (2,783)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 1,417 (1,968)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 2,743 (2,174)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 473 (1,191)
(12,332)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.85% Semi-Annual
JPMorgan Chase
Bank NA 07/03/23 3.85 USD 737 (2)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.61% Semi-Annual
Morgan Stanley & Co.
International plc 07/19/23 3.61 USD 1,894 (10,855)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Semi-Annual
Goldman Sachs
International 08/07/23 3.75 USD 937 (4,223)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/09/23 4.10 USD 3,753 (47,023)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
Goldman Sachs
International 08/16/23 4.10 USD 6,995 (87,081)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 926 (5,515)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Semi-Annual
Goldman Sachs
International 10/13/23 3.50 USD 1,287 (24,308)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/13/23 4.25 USD 5,575 (54,835)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual
Goldman Sachs
International 10/16/23 4.05 USD 2,845 (35,780)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/17/23 4.25 USD 2,584 (25,514)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 10/19/23 3.30 USD 538 (2,441)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 2,195 (10,126)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 473 (8,712)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 2,691 (39,493)
(355,908)
$ (368,240)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 90 $ (7,447) $ (9,036) $ 1,589
Markit CDX North American High Yield Index
Series 37.V3 ..................... 5.00 Quarterly 12/20/26 USD 7 (331) (179) (152)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 162 (2,414) (208) (2,206)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 65 $ (1,915) $ (621) $ (1,294)
$ (12,107) $ (10,044) $ (2,063)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V1 .. 5.00 % Quarterly 12/20/27 BB- EUR 332 $ 18,223 $ (10,138) $ 28,361
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 Quarterly 12/20/27 B+ USD 152 5,074 7 5,067
$ 23,297 $ (10,131) $ 33,428
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.09% At Termination 1-day EFFR At Termination N/A 07/26/23 USD 10,894 $ 1,466 $ — $ 1,466
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 14,221 (120,342) — (120,342)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 7,110 105,469 — 105,469
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (13,517) — (13,517)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (13,131) — (13,131)
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 6,974 (55,861) — (55,861)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 7,439 (216,707) — (216,707)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 3,719 142,343 — 142,343
1-day SOFR Annual 2.65% Annual N/A 05/02/24 USD 10,966 (290,799) 1,186 (291,985)
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 10,529 (245,519) — (245,519)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 5,265 164,700 — 164,700
1-day SOFR At Termination 4.46% At Termination 07/12/23
(a)
07/12/24 USD 7,486 (64,906) — (64,906)
1-day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 1,943 (45,978) — (45,978)
28-day MXIBTIIE Monthly 9.78% Monthly N/A 02/04/25 MXN 21,943 (8,034) — (8,034)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 (3,922) — (3,922)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 10,972 (3,779) — (3,779)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 3,793 (175,434) — (175,434)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 3,793 (168,155) — (168,155)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 1,067 61,636 — 61,636
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 7,053 (129,753) — (129,753)
2.72% Annual 1-day SOFR Annual N/A 05/02/25 USD 13,742 574,170 (2,445) 576,615
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 929 (22,925) — (22,925)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 991 (22,787) — (22,787)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (16,990) — (16,990)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (23,403) — (23,403)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (19,427) — (19,427)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (11,670) — (11,670)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (17,371) — (17,371)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 260,925 (1,151) — (1,151)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 260,925 (1,196) — (1,196)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. CD_KSDA Quarterly 3.39% Quarterly 09/20/23
(a)
09/20/26 KRW 260,886 $ (1,122) $ — $ (1,122)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 742 586 — 586
1-day SOFR Annual 2.67% Annual N/A 05/02/27 USD 988 (54,432) (574) (53,858)
1-day SOFR Annual 2.91% Annual N/A 10/06/27 USD 1,885 (103,428) — (103,428)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (57,361) — (57,361)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 (6,460) — (6,460)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 188,178 — 188,178
1-day SOFR Annual 2.65% Annual N/A 05/02/32 USD 6,318 (470,285) 5,129 (475,414)
2.58% Annual 1-day SOFR Annual N/A 05/24/32 USD 1,169 91,708 (1,042) 92,750
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 190 14,620 — 14,620
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 810 (12,715) — (12,715)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 388 (7,808) — (7,808)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 884 (45,501) — (45,501)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 899 (59,223) — (59,223)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 904 (56,501) — (56,501)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 1,447 (92,514) — (92,514)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 846 (32,372) — (32,372)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (5,354) — (5,354)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 1,045 67 — 67
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 7,419 1,907 — 1,907
3.24% Annual 1-day SOFR Annual 08/09/23
(a)
08/09/33 USD 458 10,932 — 10,932
3-mo. JIBAR Quarterly 9.90% Quarterly 09/20/23
(a)
09/20/33 ZAR 1,080 846 — 846
3-mo. JIBAR Quarterly 9.90% Quarterly 09/20/23
(a)
09/20/33 ZAR 2,161 1,684 — 1,684
3-mo. JIBAR Quarterly 9.92% Quarterly 09/20/23
(a)
09/20/33 ZAR 1,080 924 — 924
2.61% Annual 1-day SOFR Annual N/A 05/02/42 USD 143 16,827 328 16,499
2.43% Annual 1-day SOFR Annual N/A 05/02/52 USD 4,377 641,934 (9,401) 651,335
$ (677,836) $ (6,819) $ (671,017)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ (1,866) $ — $ (1,866)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Barclays Bank plc 06/20/24 USD 5 $ 242 $ 326 $ (84)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 5 184 286 (102)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 10 1,479 1,730 (251)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5 739 1,033 (294)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (83) 126 (209)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (83) 126 (209)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 10 (111) 157 (268)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 10 (161) 124 (285)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 10 (938) (233) (705)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Bank of America NA 12/20/27 USD 10 $ 3,471 $ 2,392 $ 1,079
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 10 3,476 2,328 1,148
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 916 1,049 (133)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (23) 1,372 (1,395)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 100 (57) 3,548 (3,605)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 5 (475) (246) (229)
MetLife, Inc. ............. 1.00 Quarterly BNP Paribas SA 06/20/28 USD 10 29 75 (46)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 199 147 52
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 185 137 48
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 855 662 193
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (71) 686 (757)
Southwest Airlines Co. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (119) 449 (568)
$ – $ – $ –
$ 9,654 $ 16,274 $ (6,620)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA 01/02/24 BRL 1,139 $ 245 $ — $ 245
1-day
BZDIOVER At Termination 12.44% At Termination Barclays Bank plc 07/01/24 BRL 210 212 — 212
1-day
BZDIOVER At Termination 12.48% At Termination Barclays Bank plc 07/01/24 BRL 627 597 — 597
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,325 22,991 — 22,991
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,323 23,363 — 23,363
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 1,748 12,559 — 12,559
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 (30,441) — (30,441)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (32,668) — (32,668)
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 279 1,499 — 1,499
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 210 1,408 — 1,408
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 160 1,238 — 1,238
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 167 1,306 — 1,306
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 277 2,235 — 2,235
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 293 2,387 — 2,387
1-day
BZDIOVER At Termination 10.53% At Termination Citibank NA 01/02/29 BRL 1,080 2,769 — 2,769
1-day
BZDIOVER At Termination 10.57% At Termination
Goldman Sachs
International 01/02/29 BRL 1,692 5,047 — 5,047
1-day
BZDIOVER At Termination 10.58% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 1,186 3,694 — 3,694
$ 18,441 $ — $ 18,441

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/15/23 USD 64 $ 217 $ — $ 217
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/15/23 USD 2 (54) — (54)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination BNP Paribas SA 09/15/23 USD 5 (1,569) — (1,569)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 09/15/23 USD 5 (1,696) — (1,696)
SPDR S&P Regional
Banking ETF ..... At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 09/15/23 USD — 542 — 542
SPDR S&P Regional
Banking ETF ..... At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 09/15/23 USD — 534 — 534
$ (2,026) $ — $ (2,026)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (1,508,570) $ (25,219)
(c)
$ (1,536,538) 1.0%
Monthly
JPMorgan Chase
Bank NA
(d)
08/10/23 (2,110,459) (9,638)
(e)
(2,121,813) 1.4
$ (34,857) $ (3,658,351)
(b) (d)
Range: 15-234 basis points 15-700 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $2,749 of net dividends and financing fees.
(e)
Amount includes $1,716 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Dollar General Corp. ....... 1 $ 170 (0.0) %
(a)
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Belgium
D'ieteren Group .......... (66) $ (11,681) 0.8%
Brazil
BRF SA ................ (321) (601) 0.0
(b)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Brazil (continued)
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (1,000) $ (11,850) 0.8%
(12,451)
Canada
Intact Financial Corp. ....... (166) (25,630) 1.7
Power Corp. of Canada ..... (930) (25,034) 1.6
Restaurant Brands International,
Inc. ................. (251) (19,461) 1.3
(70,125)
China
China Overseas Land &
Investment Ltd. ........ (4,500) (9,844) 0.6
China Vanke Co. Ltd., Class H (4,035) (5,436) 0.3
Li Ning Co. Ltd. ........... (1,500) (8,100) 0.5
Prosus NV .............. (39) (2,856) 0.2
Xiaomi Corp., Class B ...... (10,000) (13,749) 0.9
XPeng, Inc., Class A ....... (1,400) (9,300) 0.6
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (2,000) (7,471) 0.5
ZTE Corp., Class H ........ (1,000) (4,019) 0.3
(60,775)
Denmark
Tryg A/S ............... (408) (8,836) 0.6
Finland
Metso OYJ .............. (871) (10,510) 0.7
Nordea Bank Abp ......... (1,105) (12,036) 0.8
(22,546)
Germany
Infineon Technologies AG .... (131) (5,395) 0.3
Porsche Automobil Holding SE
(Preference) .......... (83) (5,002) 0.3
Sartorius AG (Preference) ... (26) (9,008) 0.6
Vonovia SE ............. (2,016) (39,372) 2.6
(58,777)
Italy
Nexi SpA ............... (1,123) (8,811) 0.6
Telecom Italia SpA ........ (79,103) (22,301) 1.4
(31,112)
Japan
ENEOS Holdings, Inc. ...... (4,200) (14,436) 0.9
Hitachi Ltd. ............. (100) (6,218) 0.4
Lasertec Corp. ........... (100) (15,112) 1.0
MatsukiyoCocokara & Co. ... (700) (39,320) 2.6
Mitsubishi Estate Co. Ltd. .... (600) (7,128) 0.5
Olympus Corp. ........... (800) (12,660) 0.8
Open House Group Co. Ltd. .. (200) (7,220) 0.5
Recruit Holdings Co. Ltd. .... (1,500) (47,873) 3.1
SoftBank Group Corp. ...... (200) (9,432) 0.6
Sony Group Corp. ......... (100) (9,027) 0.6
SUMCO Corp. ........... (1,400) (19,862) 1.3
TDK Corp. .............. (200) (7,801) 0.5
(196,089)
Mexico
America Movil SAB de CV ... (59,925) (65,047) 4.2
Norway
Aker ASA, Class A ......... (38) (2,154) 0.1
Aker BP ASA ............ (910) (21,350) 1.4
Nordic Semiconductor ASA ... (217) (2,647) 0.2
Shares Value
% of Basket
Value
Norway (continued)
Salmar ASA ............. (234) $ (9,430) 0.6%
(35,581)
Poland
KGHM Polska Miedz SA ..... (452) (12,516) 0.8
LPP SA ................ (2) (6,894) 0.5
(19,410)
South Korea
Hanwha Solutions Corp. ..... (68) (2,193) 0.1
Kakao Corp. ............. (677) (25,428) 1.7
(27,621)
Sweden
EQT AB ................ (405) (7,797) 0.5
Fastighets AB Balder, Class B . (2,488) (9,110) 0.6
Sagax AB, Class B ........ (121) (2,393) 0.1
Sandvik AB ............. (318) (6,209) 0.4
Trelleborg AB, Class B ...... (361) (8,761) 0.6
(34,270)
Switzerland
SIG Group AG ........... (1,697) (46,883) 3.1
Straumann Holding AG
(Registered) ........... (98) (15,935) 1.0
(62,818)
United Kingdom
Rentokil Initial plc ......... (1,556) (12,166) 0.8
United States
Airbnb, Inc., Class A ....... (57) (7,305) 0.5
Apollo Global Management, Inc. (226) (17,359) 1.1
Arch Capital Group Ltd. ..... (105) (7,859) 0.5
Blackstone, Inc. .......... (399) (37,095) 2.4
Broadridge Financial Solutions,
Inc. ................. (54) (8,944) 0.6
Celanese Corp. .......... (114) (13,201) 0.9
Charles River Laboratories
International, Inc. ....... (58) (12,195) 0.8
Church & Dwight Co., Inc. ... (195) (19,545) 1.3
Constellation Energy Corp. ... (872) (79,832) 5.2
CoStar Group, Inc. ........ (351) (31,239) 2.0
DaVita, Inc. ............. (68) (6,832) 0.4
Discover Financial Services .. (73) (8,530) 0.6
Dollar Tree, Inc. .......... (112) (16,072) 1.0
Equifax, Inc. ............. (125) (29,412) 1.9
HCA Healthcare, Inc. ....... (15) (4,552) 0.3
Illumina, Inc. ............ (125) (23,436) 1.5
Iron Mountain, Inc. ........ (158) (8,978) 0.6
Kimco Realty Corp. ........ (498) (9,821) 0.6
KKR & Co., Inc. .......... (509) (28,504) 1.9
Lamb Weston Holdings, Inc. .. (411) (47,244) 3.1
Marvell Technology, Inc. ..... (439) (26,243) 1.7
Newell Brands, Inc. ........ (2,706) (23,542) 1.5
Norwegian Cruise Line Holdings
Ltd. ................ (1,385) (30,151) 2.0
Occidental Petroleum Corp. .. (70) (4,116) 0.3
ONEOK, Inc. ............ (141) (8,703) 0.6
Oracle Corp. ............ (268) (31,916) 2.1
Paramount Global, Class B ... (3,211) (51,087) 3.3
Quanta Services, Inc. ...... (211) (41,451) 2.7
Raymond James Financial, Inc. (74) (7,679) 0.5
Realty Income Corp. ....... (186) (11,121) 0.7
Republic Services, Inc. ..... (294) (45,032) 2.9
Revvity, Inc. ............. (1) (119) 0.0
(b)
Southwest Airlines Co. ...... (114) (4,128) 0.3

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Shares Value
% of Basket
Value
United States (continued)
Take-Two Interactive Software,
Inc. ................. (371) $ (54,596) 3.5%
Teledyne Technologies, Inc. .. (106) (43,578) 2.8
Welltower, Inc. ........... (74) (5,986) 0.4
(807,403)
Total Reference Entity — Short ............ (1,536,708)
Net Value of Reference Entity — Citibank NA .. $ (1,536,538)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date August 10, 2023:
Reference Entity — Short
Common Stocks
Australia
AMP Ltd. ............... (6,421) (4,852) 0.2
Brambles Ltd. ............ (1,097) (10,548) 0.5
Computershare Ltd. ........ (4,215) (65,779) 3.1
Evolution Mining Ltd. ....... (958) (2,086) 0.1
Fortescue Metals Group Ltd. .. (341) (5,060) 0.3
IDP Education Ltd. ........ (471) (6,975) 0.3
IGO Ltd. ............... (900) (9,186) 0.4
Lendlease Corp. Ltd. ....... (445) (2,309) 0.1
Lynas Rare Earths Ltd. ..... (1,402) (6,443) 0.3
Macquarie Group Ltd. ...... (144) (17,134) 0.8
Mineral Resources Ltd. ..... (576) (27,586) 1.3
Northern Star Resources Ltd. . (686) (5,589) 0.3
Pilbara Minerals Ltd. ....... (1,318) (4,332) 0.2
Santos Ltd. ............. (1,213) (6,069) 0.3
Suncorp Group Ltd. ........ (956) (8,590) 0.4
Woodside Energy Group Ltd. . (245) (5,667) 0.3
(188,205)
Belgium
D'ieteren Group .......... (67) (11,858) 0.6
Brazil
Banco BTG Pactual SA ..... (1,131) (7,455) 0.3
BRF SA ................ (2,321) (4,343) 0.2
Cia Siderurgica Nacional SA .. (1,803) (4,586) 0.2
Equatorial Energia SA ...... (2,222) (14,900) 0.7
Hapvida Participacoes e
Investimentos S/A ....... (61,812) (56,672) 2.7
Localiza Rent a Car SA ..... (2,936) (41,996) 2.0
(129,952)
Canada
Great-West Lifeco, Inc. ..... (362) (10,512) 0.5
Intact Financial Corp. ....... (295) (45,548) 2.1
Power Corp. of Canada ..... (1,007) (27,107) 1.3
Restaurant Brands International,
Inc. ................. (196) (15,196) 0.7
(98,363)
China
China Southern Airlines Co. Ltd.,
Class H .............. (20,000) (11,323) 0.5
Country Garden Holdings Co.
Ltd. ................ (77,681) (15,846) 0.7
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (3,318) 0.2
Li Ning Co. Ltd. ........... (4,000) (21,601) 1.0
Shares Value
% of Basket
Value
China (continued)
PICC Property & Casualty Co.
Ltd., Class H .......... (16,000) $ (17,815) 0.8%
Shandong Gold Mining Co. Ltd.,
Class H .............. (7,500) (13,785) 0.7
Xiaomi Corp., Class B ...... (37,600) (51,698) 2.4
XPeng, Inc., Class A ....... (500) (3,321) 0.2
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (2,600) (9,712) 0.5
(148,419)
Finland
Metso OYJ .............. (1,000) (12,067) 0.6
France
Sartorius Stedim Biotech .... (45) (11,239) 0.5
Germany
Deutsche Bank AG (Registered) (331) (3,480) 0.2
HOCHTIEF AG ........... (89) (7,700) 0.3
Sartorius AG (Preference) ... (110) (38,111) 1.8
Talanx AG .............. (108) (6,200) 0.3
(55,491)
Hong Kong
Sino Biopharmaceutical Ltd. .. (15,000) (6,554) 0.3
Italy
Telecom Italia SpA ........ (16,680) (4,703) 0.2
Japan
Fujitsu General Ltd. ........ (200) (4,368) 0.2
Fujitsu Ltd. .............. (100) (12,948) 0.6
Lasertec Corp. ........... (100) (15,112) 0.7
Mitsui Fudosan Co. Ltd. ..... (400) (7,973) 0.4
NIDEC Corp. ............ (100) (5,511) 0.2
Olympus Corp. ........... (1,700) (26,903) 1.3
Park24 Co. Ltd. .......... (600) (8,155) 0.4
Rakuten Group, Inc. ....... (13,300) (46,344) 2.2
RENOVA, Inc. ........... (700) (7,916) 0.4
SBI Holdings, Inc. ......... (600) (11,572) 0.5
SoftBank Group Corp. ...... (100) (4,716) 0.2
Square Enix Holdings Co. Ltd. . (400) (18,611) 0.9
SUMCO Corp. ........... (600) (8,512) 0.4
Sumitomo Corp. .......... (300) (6,365) 0.3
(185,006)
Luxembourg
Reinet Investments SCA .... (286) (6,336) 0.3
Macau
Sands China Ltd. ......... (2,000) (6,849) 0.3
Netherlands
Aegon NV .............. (642) (3,259) 0.2
BE Semiconductor Industries NV (49) (5,314) 0.2
Koninklijke Philips NV ...... (386) (8,364) 0.4
(16,937)
Norway
Nordic Semiconductor ASA ... (136) (1,659) 0.1
Poland
Allegro.eu SA ............ (306) (2,411) 0.1
Bank Polska Kasa Opieki SA . (325) (8,865) 0.4
InPost SA .............. (2,074) (22,509) 1.1
Polski Koncern Naftowy ORLEN
SA ................. (324) (5,135) 0.2
(38,920)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Singapore
Sea Ltd., ADR, Class A ..... (679) $ (39,409) 1.9%
South Korea
Delivery Hero SE ......... (349) (15,398) 0.7
Kakao Corp. ............. (245) (9,202) 0.5
LG Electronics, Inc. ........ (67) (6,485) 0.3
Lotte Energy Materials Corp. .. (187) (6,894) 0.3
POSCO Future M Co. Ltd. ... (151) (40,739) 1.9
SK Innovation Co. Ltd. ...... (65) (7,880) 0.4
SK, Inc. ................ (66) (7,487) 0.4
SKC Co. Ltd. ............ (9) (671) 0.0
(b)
(94,756)
Spain
CaixaBank SA ........... (3,167) (13,119) 0.6
Sweden
Securitas AB, Class B ...... (652) (5,355) 0.2
Switzerland
Bachem Holding AG ....... (358) (31,259) 1.5
Cie Financiere Richemont SA . (45) (7,644) 0.4
Tecan Group AG (Registered) . (58) (22,288) 1.0
UBS Group AG (Registered) .. (3,237) (65,609) 3.1
Zurich Insurance Group AG .. (17) (8,087) 0.4
(134,887)
United Kingdom
Centrica plc ............. (8,117) (12,798) 0.6
Ocado Group plc ......... (4,416) (31,956) 1.5
(44,754)
United States
Air Transport Services Group,
Inc. ................. (187) (3,529) 0.2
Airbnb, Inc., Class A ....... (39) (4,998) 0.2
Align Technology, Inc. ...... (46) (16,267) 0.8
Bank of Hawaii Corp. ....... (214) (8,823) 0.4
BankUnited, Inc. .......... (440) (9,482) 0.4
Banner Corp. ............ (161) (7,031) 0.3
Block, Inc., Class A ........ (58) (3,861) 0.2
Boeing Co. (The) ......... (23) (4,857) 0.2
Boston Properties, Inc. ...... (876) (50,449) 2.4
Brandywine Realty Trust .... (41) (191) 0.0
(b)
Broadridge Financial Solutions,
Inc. ................. (178) (29,482) 1.4
Cadence Bank ........... (398) (7,817) 0.4
Capital One Financial Corp. .. (37) (4,047) 0.2
Charles River Laboratories
International, Inc. ....... (250) (52,563) 2.5
Charles Schwab Corp. (The) .. (307) (17,401) 0.8
Church & Dwight Co., Inc. ... (414) (41,495) 2.0
Columbia Banking System, Inc. (385) (7,808) 0.4
Community Bank System, Inc. . (155) (7,266) 0.3
CoStar Group, Inc. ........ (107) (9,523) 0.5
Crown Castle, Inc. ......... (44) (5,013) 0.2
Cullen/Frost Bankers, Inc. ... (86) (9,248) 0.4
CVB Financial Corp. ....... (556) (7,384) 0.3
Darden Restaurants, Inc. .... (49) (8,187) 0.4
Shares Value
% of Basket
Value
United States (continued)
Devon Energy Corp. ....... (152) $ (7,348) 0.3%
DISH Network Corp., Class A . (1,245) (8,205) 0.4
Dollar General Corp. ....... (1) (170) 0.0
(b)
Enphase Energy, Inc. ....... (15) (2,512) 0.1
Equifax, Inc. ............. (66) (15,530) 0.7
FB Financial Corp. ........ (286) (8,022) 0.4
Fiserv, Inc. .............. (433) (54,623) 2.6
Frontier Communications Parent,
Inc. ................. (213) (3,970) 0.2
General Electric Co. ....... (63) (6,921) 0.3
Glacier Bancorp, Inc. ....... (260) (8,104) 0.4
Hancock Whitney Corp. ..... (215) (8,252) 0.4
Huntington Bancshares, Inc. .. (1,522) (16,407) 0.8
International Business Machines
Corp. ............... (153) (20,473) 1.0
Iron Mountain, Inc. ........ (548) (31,137) 1.5
James Hardie Industries plc,
CDI ................ (348) (9,283) 0.4
KKR & Co., Inc. .......... (278) (15,568) 0.7
Lamb Weston Holdings, Inc. .. (163) (18,737) 0.9
Martin Marietta Materials, Inc. . (15) (6,925) 0.3
Netflix, Inc. .............. (8) (3,524) 0.2
Newell Brands, Inc. ........ (695) (6,046) 0.3
OceanFirst Financial Corp. ... (268) (4,186) 0.2
ON Semiconductor Corp. .... (64) (6,053) 0.3
Oracle Corp. ............ (17) (2,025) 0.1
Pacific Premier Bancorp, Inc. . (407) (8,417) 0.4
PayPal Holdings, Inc. ...... (82) (5,472) 0.3
Prosperity Bancshares, Inc. .. (121) (6,834) 0.3
QUALCOMM, Inc. ......... (39) (4,643) 0.2
Raymond James Financial, Inc. (178) (18,471) 0.9
Republic Services, Inc. ..... (100) (15,317) 0.7
ResMed, Inc. ............ (63) (13,765) 0.6
Revvity, Inc. ............. (185) (21,976) 1.0
Sabre Corp. ............. (715) (2,281) 0.1
ServisFirst Bancshares, Inc. .. (163) (6,670) 0.3
Simon Property Group, Inc. .. (55) (6,351) 0.3
SouthState Corp. ......... (117) (7,699) 0.4
STERIS plc ............. (193) (43,421) 2.0
Synovus Financial Corp. .... (77) (2,329) 0.1
Targa Resources Corp. ..... (215) (16,361) 0.8
T-Mobile US, Inc. ......... (247) (34,308) 1.6
Truist Financial Corp. ....... (524) (15,903) 0.8
UMB Financial Corp. ....... (131) (7,978) 0.4
Valley National Bancorp ..... (1,062) (8,230) 0.4
Washington Federal, Inc. .... (286) (7,585) 0.4
Western Alliance Bancorp .... (604) (22,028) 1.0
Xerox Holdings Corp. ....... (121) (1,802) 0.1
Zions Bancorp NA ......... (99) (2,659) 0.1
(861,243)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (2,951) (5,732) 0.3
Total Reference Entity — Short ............ (2,121,813)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (2,121,813)
(a)
Amount is greater than (0.1)%.
(b)
Rounds to less than 0.1%.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day EFFR ......................................... Effective Federal Funds Rate 5.08
1-day ESTR ......................................... Euro Short-Term Rate 3.40
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.75
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.90
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 6,650 $ (33,644) $ 2,067,574 $ (2,709,092) $ —
OTC Swaps ..................................................... 16,753 (479) 85,363 (110,425) —
Options Written ................................................... N/A N/A 168,293 (247,153) (509,726)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 43,800 $ — $ 388,215 $ — $ 432,015
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 574,122 — — 574,122
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 893 486,878 9,972 25,682 — 523,425
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 35,017 — — 2,032,557 — 2,067,574
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 19,273 1,293 — 81,550 — 102,116
$ — $ 55,183 $ 531,971 $ 584,094 $ 2,528,004 $ — $ 3,699,252
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 89,685 $ — $ 85,899 $ — $ 175,584
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 504,806 — — 504,806
Options written
(b)
Options written at value ..................... — 30 124,973 2,183 382,540 — 509,726
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 3,652 — — 2,703,574 1,866 2,709,092
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 9,619 38,176 — 63,109 — 110,904
$ — $ 13,301 $ 252,834 $ 506,989 $ 3,235,122 $ 1,866 $ 4,010,112
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (631,563) $ — $ (265,982) $ — $ (897,545)
Forward foreign currency exchange contracts .... — — — (544,870) — — (544,870)
Options purchased
(a)
..................... — (8,680) (142,880) (55,846) (91,059) — (298,465)
Options written ........................ — 1,571 451,042 21,200 317,339 — 791,152
Swaps .............................. — 4,452 125,593 — (113,338) 1,600 18,307
$ — $ (2,657) $ (197,808) $ (579,516) $ (153,040) $ 1,600 $ (931,421)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (284,365) $ — $ 467,051 $ — $ 182,686
Forward foreign currency exchange contracts .... — — — 576,071 — — 576,071
Options purchased
(b)
..................... — (1,575) 195,555 (29,862) (350,782) 1,126 (185,538)
Options written ........................ — 520 (39,116) 744 520,265 — 482,413
Swaps .............................. — 4,002 (29,163) — (823,857) (854) (849,872)
$ — $ 2,947 $ (157,089) $ 546,953 $ (187,323) $ 272 $ 205,760
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 23,432,616
Average notional value of contracts — short ................................................................................. $ 36,120,442
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 15,897,350
Average amounts sold — in USD ........................................................................................ $ 30,007,300
Options
Average value of option contracts purchased ................................................................................ $ 579,362
Average value of option contracts written ................................................................................... $ 236,856
Average notional value of swaption contracts purchased ......................................................................... $ 16,699,708
Average notional value of swaption contracts written ........................................................................... $ 61,697,699
Credit default swaps
Average notional value — buy protection ................................................................................... $ 588,843
Average notional value — sell protection ................................................................................... $ 486,801
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 39,766,932
Average notional value — receives fixed rate ................................................................................ $ 103,380,565
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 119,664
Total return swaps
Average notional value ............................................................................................... $ 3,033,699

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 89,214 $ 164,240
Forward foreign currency exchange contracts ................................................................. 574,122 504,806
Options
(a)(b)
........................................................................................ 523,425 509,726
Swaps — centrally cleared .............................................................................. — 2,443
Swaps — OTC
(c)
..................................................................................... 102,116 110,904
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,288,877 $ 1,292,119
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(571,798) (291,305)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 717,079 $ 1,000,814
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 303,099 $ (15,726) $ — $ — $ 287,373
Barclays Bank plc ................................ 45,079 (45,079) — — —
BNP Paribas SA ................................. 23,437 (1,954) — — 21,483
Citibank NA .................................... 103,392 (103,392) — — —
Deutsche Bank AG ............................... 2,532 (2,532) — — —
Goldman Sachs International ........................ 16,334 (16,334) — — —
HSBC Bank plc .................................. 38,396 (5,366) — — 33,030
JPMorgan Chase Bank NA .......................... 99,613 (99,613) — — —
Morgan Stanley & Co. International plc .................. 80,101 (33,220) — — 46,881
Royal Bank of Canada ............................. 597 — — — 597
Standard Chartered Bank ........................... 94 — — — 94
UBS AG ...................................... 4,405 (4,405) — — —
$ 717,079 $ (327,621) $ — $ — $ 389,458
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 15,726 $ (15,726) $ — $ — $ —
Barclays Bank plc ................................ 46,837 (45,079) — — 1,758
BNP Paribas SA ................................. 1,954 (1,954) — — —
Citibank NA .................................... 133,304 (103,392) — — 29,912
Deutsche Bank AG ............................... 3,555 (2,532) — — 1,023
Goldman Sachs International ........................ 182,835 (16,334) — — 166,501
HSBC Bank plc .................................. 5,366 (5,366) — — —
JPMorgan Chase Bank NA .......................... 235,838 (99,613) — — 136,225
Morgan Stanley & Co. International plc .................. 33,220 (33,220) — — —
State Street Bank and Trust Co. ...................... 209 — — — 209
UBS AG ...................................... 341,970 (4,405) — — 337,565
$ 1,000,814 $ (327,621) $ — $ — $ 673,193
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 490,460 $ — $ 490,460
Ireland .............................................. — 105,636 — 105,636
United States .......................................... — 958,897 172,760 1,131,657
Common Stocks
Australia ............................................. — 613,981 2 613,983
Belgium ............................................. — 46,418 — 46,418
Brazil ............................................... 157,538 — — 157,538
Canada ............................................. 2,090,092 — — 2,090,092
Cayman Islands ........................................ — — 25,204 25,204
China ............................................... 49,295 1,497,037 12,503 1,558,835
Denmark ............................................. — 372,894 — 372,894
Finland .............................................. — 54,884 57,098 111,982
France .............................................. — 4,553,835 — 4,553,835
Germany ............................................ 68,405 2,982,121 19,286 3,069,812
Hong Kong ........................................... — 436,531 — 436,531
India ............................................... — 91,394 32,914 124,308
Indonesia ............................................ — 19,012 — 19,012
Ireland .............................................. — 50,988 — 50,988
Israel ............................................... 394,209 — — 394,209
Italy ................................................ — 590,378 — 590,378
Japan ............................................... — 5,341,749 — 5,341,749
Jordan .............................................. — 6,088 — 6,088
Mexico .............................................. 153,179 — — 153,179
Netherlands ........................................... 332,271 3,258,244 — 3,590,515
Norway .............................................. — 89,861 — 89,861
Peru ................................................ 11,811 — — 11,811
Saudi Arabia .......................................... — 16,306 — 16,306
Singapore ............................................ — 93,549 — 93,549
South Africa ........................................... 29,199 25,915 — 55,114
South Korea .......................................... — 564,026 — 564,026
Spain ............................................... — 798,777 — 798,777
Sweden ............................................. — 319,475 — 319,475
Switzerland ........................................... 413,472 2,581,330 — 2,994,802
Taiwan .............................................. — 681,380 — 681,380
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 206,680 3,182,335 — 3,389,015
United States .......................................... 50,391,377 317,835 677,634 51,386,846
Corporate Bonds
Australia ............................................. — — 419,666 419,666
Austria .............................................. — 110,075 — 110,075
Belgium ............................................. — 73,653 — 73,653
Canada ............................................. — 467,964 — 467,964
China ............................................... — 204,231 — 204,231
France .............................................. — 98,698 — 98,698
Germany ............................................ — 614,078 8,805 622,883
India ............................................... — 187,382 — 187,382
Israel ............................................... — 111,328 — 111,328
Italy ................................................ — 507,746 — 507,746
Luxembourg .......................................... — 162,698 — 162,698
Switzerland ........................................... — 134,438 — 134,438
Thailand ............................................. — 188,092 — 188,092

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Turkey .............................................. $ — $ — $ 62,000 $ 62,000
United Arab Emirates .................................... — 37,076 — 37,076
United Kingdom ........................................ — 1,346,562 — 1,346,562
United States .......................................... — 7,288,271 602,508 7,890,779
Floating Rate Loan Interests
Belgium ............................................. — 74,568 — 74,568
Canada ............................................. — 199,182 — 199,182
France .............................................. — 229,638 — 229,638
Germany ............................................ — 91,435 — 91,435
Jersey, Channel Islands ................................... — — 112,847 112,847
Luxembourg .......................................... — — 106,443 106,443
Netherlands ........................................... — 418,175 156,439 574,614
Sweden ............................................. — 72,183 — 72,183
United States .......................................... — 1,146,524 727,647 1,874,171
Foreign Government Obligations .............................. — 8,448,821 — 8,448,821
Investment Companies .................................... 5,480,452 — — 5,480,452
Non-Agency Mortgage-Backed Securities ........................ — 3,349,910 — 3,349,910
Other Interests .......................................... — — 180,572 180,572
Preferred Securities
Brazil ............................................... 37,558 — 188,456 226,014
China ............................................... — — 432,126 432,126
Germany ............................................ — 223,574 193,265 416,839
India ............................................... — — 23,405 23,405
Israel ............................................... — — 195,238 195,238
Sweden ............................................. — — 29,679 29,679
United Kingdom ........................................ — — 68,012 68,012
United States .......................................... 198,024 23,697 2,177,020 2,398,741
U.S. Government Sponsored Agency Securities .................... — 7,573,065 — 7,573,065
U.S. Treasury Obligations ................................... — 11,239,984 — 11,239,984
Warrants .............................................. 2,112 107 17,914 20,133
Short-Term Securities
Certificates of Deposit ..................................... — 219,676 — 219,676
Commercial Paper ....................................... — 500,181 — 500,181
Foreign Government Obligations .............................. — 3,606,499 — 3,606,499
Money Market Funds ...................................... 6,342,567 — — 6,342,567
Time Deposits .......................................... — 53,624 — 53,624
Options Purchased
Credit contracts .......................................... — 893 — 893
Equity contracts .......................................... 473,512 13,366 — 486,878
Foreign currency exchange contracts ........................... — 9,972 — 9,972
Interest rate contracts ...................................... — 25,682 — 25,682
Liabilities
Investments
TBA Sale Commitments .................................... — (1,502,216) — (1,502,216)
Investment Sold Short
Common Stocks
France .............................................. — (53,034) — (53,034)
United States .......................................... (60,840) — — (60,840)
$ 66,770,913 $ 77,639,134 $ 6,699,443 $ 151,109,490
Investments valued at NAV
(a)
...................................... 189,518
$ —
$ 151,299,008
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 37,537 $ — $ 37,537
Equity contracts ........................................... 28,856 16,237 — 45,093
Foreign currency exchange contracts ............................ — 574,122 — 574,122
Interest rate contracts ....................................... 388,215 2,114,107 — 2,502,322
Liabilities
Credit contracts ........................................... — (12,822) — (12,822)
Equity contracts ........................................... (214,307) (38,527) — (252,834)
Foreign currency exchange contracts ............................ — (506,989) — (506,989)
Interest rate contracts ....................................... (85,899) (3,149,223) — (3,235,122)
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (1,866) $ — $ (1,866)
$ 116,865 $ (967,424) $ — $ (850,559)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 .................. $ — $ 893,762 $ 1,227,700 $ 1,367,048 $ 12,408 $ 216,702 $ 3,228,781 $ 18,896 $ 6,965,297
Transfers into Level 3 ................................ — 20,289 8,336 114,249 — — — — 142,874
Transfers out of Level 3 ............................... — — — (184,279) — — — — (184,279)
Other
(a)
.......................................... 170,699 — (170,699) — — — —
Accrued discounts/premiums ............................ — — (13,019) 3,926 — — — — (9,093)
Net realized gain (loss) ............................... — — 218 (6,470) (15,063) — — — (21,315)
Net change in unrealized appreciation (depreciation)
(b)(c)
.......... 2,061 (115,362) (105,099) 19,306 2,655 (36,130) 51,880 (982) (181,671)
Purchases ........................................ — 42,595 149,631 42,631 — — 187,633 — 422,490
Sales ........................................... — (16,643) (4,089) (253,035) — — (161,093) — (434,860)
Closing balance, as of June 30, 2023 ......................
$ 172,760 $ 824,641 $ 1,092,979 $ 1,103,376 $ —
$ 180,572
$ 3,307,201 $ 17,914 $ 6,699,443
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023
(c)
.............................
$ 2,061 $ (130,613) $ (105,099) $ 16,015 $ —
$ (36,130)
$ 98,011 $ (982) $ (156,737)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $152,334. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 172,760 Income Discount Rate 9% —
Common Stocks ............................. 792,850 Market Revenue Multiple 1.70x - 23.00x 5.77x
Volatility 51% - 58% 55%
Time to Exit 1.3 - 1.6 years 1.4 years
Gross Profit Multiple 18.00x —
Corporate Bonds ............................. 1,084,174 Income Discount Rate 12% - 35% 18%
Floating Rate Loan Interests ...................... 991,638 Income Discount Rate 10% - 18% 13%
Other Interests .............................. 180,572 Income Discount Rate 8%-10% 9%
Preferred Stocks 3,307,201 Market Revenue Multiple 0.21x - 29.00x 13.42x
EBIDTAR Multiple 7.50x —
Volatility 42% - 80% 59%
Time to Exit 1.3 - 5.0 years 2.6 years
Market Adjustment
Multiple
0.90x —
Gross Profit Multiple 7.50x - 31.50x 22.97x
Income Discount Rate 13% —
Warrants 17,914 Market Revenue Multiple 3.75x - 29.00x 16.26x
Volatility 44% – 60% 59%
Time to Exit 0.5 - 4.3 years 4.1 years
Income Discount Rate 35% —
$ 6,547,109
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR + 0.04%), 5.10% ,  07/12/23 .. USD 75 $ 75,000
(1-day SOFR + 0.05%), 5.11% ,  07/20/23 .. 825 825,000
(1-day SOFR + 0.03%), 5.09% ,  07/25/23 .. 300 299,999
(1-day SOFR + 0.05%), 5.11% ,  08/22/23 .. 580 580,000
(1-day SOFR + 0.05%), 5.11% ,  09/28/23 .. 400 400,000
(1-day SOFR + 0.05%), 5.11% ,  10/16/23 .. 640 640,000
(1-day SOFR + 0.06%), 5.12% ,  11/22/23 .. 730 730,000
(1-day SOFR + 0.06%), 5.11% ,  01/10/24 .. 35 35,000
(1-day SOFR + 0.05%), 5.11% ,  02/20/24 .. 775 775,000
(1-day SOFR + 0.05%), 5.11% ,  05/09/24 .. 470 470,000
(1-day SOFR + 0.10%), 5.16% ,  08/01/24 .. 200 200,000
(1-day SOFR + 0.09%), 5.15% ,  08/26/24 .. 800 800,000
(1-day SOFR + 0.17%), 5.23% ,  01/23/25 .. 510 510,000
Federal Farm Credit Discount Notes
(b)
4.82% ,  09/11/23 .................. 235 232,650
4.93% ,  10/16/23 .................. 65 64,102
5.04% ,  11/13/23 .................. 65 63,866
Federal Home Loan Bank Bonds
3.38% ,  09/01/23 .................. 605 604,778
5.45% ,  03/08/24 .................. 310 309,866
5.40% ,  03/27/24 .................. 820 820,000
Federal Home Loan Bank Discount Notes
(b)
3.85% ,  07/14/23 .................. 155 154,728
4.32% ,  07/25/23 .................. 900 897,024
4.52% ,  08/03/23 .................. 4,000 3,981,685
4.53% ,  08/04/23 .................. 270 268,798
4.65% ,  08/16/23 .................. 2,000 1,987,197
4.69% ,  08/23/23 .................. 645 640,110
4.72% ,  08/29/23 .................. 275 272,828
4.79% ,  09/01/23 .................. 470 465,961
4.83% ,  09/15/23 .................. 1,840 1,820,616
5.17% ,  02/02/24 .................. 325 315,874
5.18% ,  02/09/24 .................. 1,470 1,424,764
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR + 0.02%), 5.07% ,  07/13/23 .. 2,500 2,500,000
(1-day SOFR + 0.00%), 5.06% ,  08/03/23 .. 2,300 2,300,000
(1-day SOFR + 0.00%), 5.06% ,  08/08/23 .. 2,100 2,100,000
(1-day SOFR + 0.07%), 5.13% ,  08/22/23 .. 375 375,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR + 0.01%), 5.07% ,  08/25/23 .. USD 1,220 $ 1,220,000
(1-day SOFR + 0.06%), 5.12% ,  09/05/23 .. 1,665 1,665,000
(1-day SOFR + 0.02%), 5.07% ,  09/08/23 .. 1,300 1,300,000
(1-day SOFR + 0.09%), 5.15% ,  09/08/23 .. 630 630,000
(1-day SOFR + 0.02%), 5.08% ,  09/18/23 .. 2,455 2,455,000
(1-day SOFR + 0.02%), 5.08% ,  09/19/23 .. 2,800 2,800,000
(1-day SOFR + 0.03%), 5.09% ,  09/19/23 .. 1,980 1,980,000
(1-day SOFR + 0.07%), 5.13% ,  09/25/23 .. 255 255,000
(1-day SOFR + 0.04%), 5.10% ,  09/26/23 .. 2,900 2,900,000
(1-day SOFR + 0.10%), 5.15% ,  10/06/23 .. 375 375,000
(1-day SOFR + 0.07%), 5.13% ,  11/30/23 .. 425 425,000
(1-day SOFR + 0.08%), 5.14% ,  01/24/24 .. 1,500 1,500,000
Total U.S. Government Sponsored Agency Obligations — 39.1%
(Cost: $45,444,846) ............................... 45,444,846
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
4.23%, 07/18/23 .................. 6,500 6,484,653
4.33%, 07/20/23 .................. 4,000 3,989,445
4.67%, 08/01/23 .................. 680 677,407
4.61%, 08/10/23 .................. 3,090 3,072,408
5.08%, 09/14/23 .................. 420 415,494
5.36%, 06/13/24 .................. 395 376,176
U.S. Treasury Notes
(a)
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.17%, 04/30/24 ...... 1,170 1,169,471
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.45%, 01/31/25 ..... 900 900,000
Total U.S. Treasury Obligations — 14.7%
(Cost: $17,085,054) ............................... 17,085,054
Total Repurchase Agreements — 42.9%
(Cost: $49,750,000) ............................... 49,750,000
Total Investments — 96.7%
(Cost: $112,279,900 )
(c)
............................. 112,279,900
Other Assets Less Liabilities — 3.3% .................... 3,844,241
Net Assets — 100.0% ............................... $ 116,124,141
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Government Money Market Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.06% 06/30/23 07/03/23 $ 10,000 $ 10,000 $ 10,004,217
U.S. Treasury
Obligation, 1.38%, due
10/31/28 ......... $ 11,691,400 $ 10,200,059
$ – $ –
Barclays Capital, Inc. . 5.22
(a)
06/30/23 08/07/23 1,000 1,000 1,005,510
U.S. Treasury
Obligation, 1.88%, due
02/15/32 ......... 1,185,100 1,020,066
$ – $ –
BNP Paribas SA .... 5.05 06/30/23 07/03/23 9,000 9,000 9,003,787
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
06/30/26 to 12/01/52 25,929,330 9,184,931
$ – $ –
JP Morgan Securities
LLC ........... 5.05 06/30/23 07/03/23 8,000 8,000 8,003,367
U.S. Treasury
Obligations, 0.00% to
6.00%, due 01/15/24 to
02/15/49 ......... 8,478,461 8,160,001
5.09
(a)
06/30/23 07/10/23 2,500 2,500 2,503,535
U.S. Government
Sponsored Agency
Obligations, 0.00% to
5.00%, due 08/25/33 to
07/25/52 ......... 167,096,407 2,625,001
$ – $ –
$ 10,500 $ 10,785,002
$ – $ –
Mizuho Securities USA
LLC ........... 5.06 06/30/23 07/03/23 9,250 9,250 9,253,900
U.S. Treasury
Obligation, 2.88%, due
05/15/49 ......... 11,500,600 9,435,020
$ – $ –
TD Securities USA LLC 5.05 06/30/23 07/03/23 10,000 10,000 10,004,208
U.S. Treasury
Obligations, 0.13% to
4.00%, due 11/15/23 to
01/31/30 ......... 10,789,200 10,200,059
$ – $ –
$ 49,750 $ 50,825,137
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 49,750,000 $ — $ 49,750,000
U.S. Government Sponsored Agency Obligations ................... — 45,444,846 — 45,444,846
U.S. Treasury Obligations ................................... — 17,085,054 — 17,085,054
$ — $ 112,279,900 $ — $ 112,279,900

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$25,124)
(a)(b)
.................... 2,555 $ 9,607
Chemicals — 0.1%
Element Solutions, Inc. ............... 629 12,077
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 58 3,861
Ground Transportation — 0.0%
Uber Technologies, Inc.
(a)
............. 201 8,677
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.
(a)
.................... 764 14,386
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 29 1,845
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
............. 1,837 31,596
Pharmaceuticals — 0.0%
Catalent, Inc.
(a)
.................... 240 10,406
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 702 12,987
Total Common Stocks — 0.5%
(Cost: $118,508) ................................ 105,442
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.2%
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. USD 78 77,474
7.88%, 04/15/27 ................. 42 41,892
6.00%, 02/15/28 ................. 68 64,267
7.50%, 02/01/29 ................. 28 27,674
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 10 9,123
4.13%, 04/15/29 ................. 19 17,148
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 11 10,192
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 2 1,977
9.38%, 11/30/29 ................. 49 52,458
TransDigm, Inc.
6.25%, 03/15/26
(c)
................ 323 321,421
6.38%, 06/15/26 ................. 5 4,935
7.50%, 03/15/27 ................. 10 10,014
6.75%, 08/15/28
(c)
................ 188 188,713
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 56 57,178
884,466
Automobile Components — 2.1%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 28 28,017
6.25%, 05/15/26 ................. 57 56,633
8.50%, 05/15/27 ................. 198 198,324
6.75%, 05/15/28 ................. 53 52,814
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 8 7,288
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 5 5,113
5.00%, 07/15/29 ................. 9 8,116
5.63%, 04/30/33 ................. 2 1,741
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 13 $ 12,421
6.25%, 05/15/26 ................. 10 9,101
5.25%, 05/15/27 ................. 40 34,496
4.38%, 02/01/29 ................. 23 18,071
432,135
Automobiles — 0.2%
Ford Motor Co.
4.35%, 12/08/26 ................. 5 4,832
3.25%, 02/12/32 ................. 46 36,188
6.10%, 08/19/32 ................. 13 12,599
53,619
Banks — 0.4%
(d)
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(e)(f)
EUR 100 25,098
Bank of America Corp., (1-day SOFR + 1.99%),
6.20%, 11/10/28 ................ USD 19 19,529
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%,
05/25/34 ..................... 30 30,261
74,888
Broadline Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 17 13,881
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 5 4,750
3.50%, 03/01/29 ................. 16 13,709
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 15 13,779
4.13%, 08/01/30 ................. 6 5,139
3.63%, 10/01/31 ................. 26 21,370
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 10 9,308
81,936
Building Products — 1.1%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 27 25,553
6.38%, 06/15/30 ................. 25 24,732
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 14 13,230
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 13 13,114
4.63%, 12/15/25 ................. 14 13,562
Masonite International Corp.
5.38%, 02/01/28 ................. 8 7,626
3.50%, 02/15/30 ................. 17 14,280
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 9 8,190
9.75%, 07/15/28 ................. 7 6,753
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 57 53,754
Standard Industries, Inc.
5.00%, 02/15/27 ................. 2 1,906
4.75%, 01/15/28 ................. 5 4,656
4.38%, 07/15/30 ................. 27 23,385
3.38%, 01/15/31 ................. 23 18,516
Summit Materials LLC, 5.25%, 01/15/29 ... 3 2,834
232,091
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 10 10,250
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 5 4,987
3.25%, 03/15/27 ................. 5 4,321
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 19 16,654

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.43%), 5.95%, 01/19/38
(d)
.......... USD 10 $ 9,870
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 9 7,761
3.25%, 08/15/33 ................. 7 5,638
Northern Trust Corp., 6.13%, 11/02/32 .... 14 14,514
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 5 4,633
3.40%, 07/15/26 ................. 4 3,543
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 11 10,585
3.13%, 09/23/26 ................. 3 2,585
7.75%, 09/16/27
(c)
................ 21 20,894
116,235
Chemicals — 2.0%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 13 10,384
Avient Corp., 7.13%, 08/01/30
(c)
........ 9 9,103
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 13 11,945
4.63%, 11/15/29 ................. 5 4,226
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 173 150,921
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 19 18,696
HB Fuller Co., 4.25%, 10/15/28 ........ 10 8,900
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 22 19,170
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 7,684
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
20 13,200
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 11 9,187
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 18,200
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 3,908
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 6 4,692
4.38%, 02/01/32 ................. 3 2,362
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 36 28,607
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 15 13,911
5.63%, 08/15/29 ................. 81 66,363
7.38%, 03/01/31 ................. 22 21,560
423,019
Commercial Services & Supplies — 3.8%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 2 1,728
4.88%, 07/15/32 ................. 2 1,710
Allied Universal Holdco LLC
(c)
9.75%, 07/15/27 ................. 137 121,102
4.63%, 06/01/28 ................. 200 169,294
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 14 12,075
4.75%, 10/15/29 ................. 8 7,205
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 14 13,720
5.75%, 07/15/29 ................. 22 19,094
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 8 7,883
6.38%, 05/01/25 ................. 17 16,984
5.00%, 02/01/28 ................. 37 34,874
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 3,952
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 2 1,915
5.13%, 07/15/29 ................. 11 10,407
6.38%, 02/01/31 ................. 7 7,044
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 12 10,380
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00%, 09/01/30 ................. USD 9 $ 7,633
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 25 22,875
9.50%, 11/01/27 ................. 4 3,864
7.75%, 02/15/28 ................. 37 36,727
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 10 9,650
3.75%, 08/01/25 ................. 16 15,222
5.13%, 12/15/26 ................. 23 22,190
4.00%, 08/01/28 ................. 38 33,974
3.50%, 09/01/28 ................. 7 6,230
4.38%, 08/15/29 ................. 37 32,943
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 8,100
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 28 22,677
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 18 16,524
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 16 15,706
6.25%, 01/15/28 ................. 29 27,167
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 13 11,543
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 61 56,547
788,939
Communications Equipment — 0.7%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 29 27,030
CommScope, Inc.
6.00%, 03/01/26 ................. 45 41,939
8.25%, 03/01/27 ................. 7 5,600
7.13%, 07/01/28 ................. 9 6,390
4.75%, 09/01/29 ................. 30 23,652
Viasat, Inc., 5.63%, 09/15/25 .......... 33 31,976
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 20 16,994
153,581
Construction & Engineering — 0.3%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 40 35,840
Dycom Industries, Inc., 4.50%, 04/15/29 ... 11 9,990
MasTec, Inc., 4.50%, 08/15/28 ......... 15 13,840
59,670
Consumer Finance — 1.7%
Capital One Financial Corp.
(d)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 10 9,933
(1-day SOFR + 2.86%), 6.38%, 06/08/34 10 9,928
Discover Financial Services, 6.70%, 11/29/32 5 5,151
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 189,281
Global Aircraft Leasing Co. Ltd.
(c)(g)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(d)
............... 15 13,279
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 21 19,033
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(c)
.................... 6 6,084
Navient Corp.
7.25%, 09/25/23 ................. 4 4,000
5.88%, 10/25/24 ................. 2 1,966
5.50%, 03/15/29 ................. 11 9,378
9.38%, 07/25/30 ................. 10 9,946
OneMain Finance Corp.
6.88%, 03/15/25 ................. 14 13,862
7.13%, 03/15/26 ................. 22 21,615
3.50%, 01/15/27 ................. 7 6,005
6.63%, 01/15/28 ................. 18 16,979
5.38%, 11/15/29 ................. 13 11,052
4.00%, 09/15/30 ................. 8 6,160

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
SLM Corp., 3.13%, 11/02/26 .......... USD 14 $ 12,110
365,762
Consumer Staples Distribution & Retail — 0.7%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 20 18,471
4.63%, 01/15/27 ................. 4 3,790
5.88%, 02/15/28 ................. 27 26,237
6.50%, 02/15/28 ................. 10 10,017
3.50%, 03/15/29 ................. 6 5,194
4.88%, 02/15/30 ................. 15 13,848
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 31 27,600
United Natural Foods, Inc., 6.75%, 10/15/28 6 4,973
US Foods, Inc.
6.25%, 04/15/25 ................. 6 5,997
4.75%, 02/15/29 ................. 27 24,720
4.63%, 06/01/30 ................. 3 2,689
143,536
Containers & Packaging — 3.8%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
............... 200 158,399
Ball Corp.
6.00%, 06/15/29 ................. 14 13,895
3.13%, 09/15/31 ................. 15 12,339
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 63 60,083
8.75%, 04/15/30 ................. 36 31,778
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,135
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 8,557
LABL, Inc.
(c)
5.88%, 11/01/28 ................. 17 15,461
9.50%, 11/01/28 ................. 30 30,522
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 217 215,591
9.25%, 04/15/27 ................. 6 5,538
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. 3 2,971
7.25%, 05/15/31 ................. 16 16,200
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 13 11,866
6.13%, 02/01/28 ................. 9 8,933
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
7 7,259
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(h)
................... 200 192,523
796,050
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 4 3,415
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 24 22,320
Resideo Funding, Inc., 4.00%, 09/01/29 ... 5 4,148
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 5 5,039
34,922
Diversified Consumer Services — 1.0%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 3 2,940
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 11 9,489
Service Corp. International
5.13%, 06/01/29 ................. 2 1,884
4.00%, 05/15/31 ................. 20 17,121
Sotheby's, 7.38%, 10/15/27
(c)
.......... 200 179,878
211,312
Security
Par (000)
Par (000) Value
Diversified REITs — 0.9%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. USD 7 $ 5,135
GLP Capital LP, 3.25%, 01/15/32 ....... 31 25,030
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 16 14,340
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 10 8,632
RHP Hotel Properties LP, 7.25%, 07/15/28
(c)
17 17,174
VICI Properties LP
5.63%, 05/01/24
(c)
................ 4 3,975
3.50%, 02/15/25
(c)
................ 9 8,600
4.25%, 12/01/26
(c)
................ 7 6,548
4.50%, 01/15/28
(c)
................ 7 6,432
3.88%, 02/15/29
(c)
................ 3 2,633
4.63%, 12/01/29
(c)
................ 28 25,420
4.13%, 08/15/30
(c)
................ 25 22,011
5.13%, 05/15/32 ................. 44 41,168
187,098
Diversified Telecommunication Services — 5.8%
Altice France Holding SA, 10.50%, 05/15/27
(c)
200 121,106
CCO Holdings LLC
(c)
5.38%, 06/01/29 ................. 22 19,890
6.38%, 09/01/29 ................. 51 48,050
4.75%, 03/01/30 ................. 20 17,102
4.50%, 08/15/30 ................. 5 4,163
4.25%, 02/01/31 ................. 36 29,123
7.38%, 03/01/31 ................. 120 116,932
4.75%, 02/01/32 ................. 50 40,774
4.25%, 01/15/34 ................. 34 25,696
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 28 25,697
5.00%, 05/01/28 ................. 49 42,278
8.75%, 05/15/30 ................. 79 77,212
Iliad Holding SASU, 6.50%, 10/15/26
(c)
.... 200 188,765
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 64 54,304
10.50%, 05/15/30 ................ 60 60,878
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
74 55,146
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 13 11,028
6.00%, 09/30/34 ................. 29 23,387
7.20%, 07/18/36 ................. 6 5,157
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 30 29,762
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 235 165,970
6.13%, 03/01/28 ................. 83 51,864
1,214,284
Electric Utilities — 0.6%
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 30 27,741
4.55%, 04/01/49 ................. 10 8,342
NRG Energy, Inc.
5.75%, 01/15/28 ................. 4 3,791
7.00%, 03/15/33
(c)
................ 15 15,124
Pacific Gas & Electric Co.
6.10%, 01/15/29 ................. 20 19,678
6.40%, 06/15/33 ................. 20 19,891
6.75%, 01/15/53 ................. 10 9,869
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 20 18,267
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 2 1,924
5.00%, 07/31/27 ................. 2 1,872
126,499

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.7%
(c)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. USD 10 $ 10,013
6.05%, 04/15/28 ................. 33 32,759
6.30%, 02/15/30 ................. 15 14,956
6.40%, 04/15/33 ................. 10 9,991
Sensata Technologies BV, 5.63%, 11/01/24 . 9 8,932
Vertiv Group Corp., 4.13%, 11/15/28 ..... 70 63,068
139,719
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC, 3.25%, 02/15/29 .......... 18 15,423
Coherent Corp., 5.00%, 12/15/29
(c)
...... 51 46,033
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 72 64,386
3.75%, 02/15/31 ................. 8 6,844
132,686
Energy Equipment & Services — 3.4%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 27 25,920
6.25%, 04/01/28 ................. 42 39,432
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 16 15,568
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 12 11,202
7.50%, 01/15/28 ................. 23 20,127
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 57 55,160
7.38%, 05/15/27
(c)
................ 38 36,158
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 22 22,367
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 5 4,518
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 7,426
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 12 12,255
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 18 17,100
11.50%, 01/30/27 ................ 14 14,508
8.75%, 02/15/30 ................. 71 72,065
USA Compression Partners LP
6.88%, 04/01/26 ................. 51 49,959
6.88%, 09/01/27 ................. 24 22,918
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 37 37,124
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ................. 82 83,282
8.38%, 06/01/31 ................. 128 129,045
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 13 13,056
8.63%, 04/30/30 ................. 27 27,411
716,601
Entertainment — 0.8%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 16 11,587
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 3 2,953
5.63%, 03/15/26 ................. 4 3,907
6.50%, 05/15/27 ................. 90 90,479
4.75%, 10/15/27 ................. 42 39,165
3.75%, 01/15/28 ................. 13 11,603
159,694
Financial Services — 2.7%
Block, Inc.
2.75%, 06/01/26 ................. 39 35,509
3.50%, 06/01/31 ................. 114 94,417
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 39 38,311
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. 3 3,011
Security
Par (000)
Par (000) Value
Financial Services (continued)
8.00%, 06/15/28 ................. USD 3 $ 3,002
Global Payments, Inc.
3.20%, 08/15/29 ................. 35 30,421
5.40%, 08/15/32 ................. 8 7,796
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 50 44,829
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 15,092
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 5 4,651
5.13%, 12/15/30 ................. 8 6,490
5.75%, 11/15/31 ................. 10 8,214
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 57 50,445
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 2 1,865
7.38%, 09/01/25 ................. 27 23,966
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 61 57,204
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 140 140,433
565,656
Food Products — 1.4%
(c)
Chobani LLC
7.50%, 04/15/25 ................. 91 90,546
4.63%, 11/15/28 ................. 82 74,620
Darling Ingredients, Inc., 6.00%, 06/15/30 .. 45 43,949
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 ................. 8 7,662
4.13%, 01/31/30 ................. 24 21,449
4.38%, 01/31/32 ................. 40 35,731
Post Holdings, Inc.
4.63%, 04/15/30 ................. 4 3,506
4.50%, 09/15/31 ................. 2 1,708
Simmons Foods, Inc., 4.63%, 03/01/29 ... 13 10,416
289,587
Gas Utilities — 0.2%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 17 17,266
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 17 17,085
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 8 6,697
41,048
Ground Transportation — 1.4%
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 10 9,025
5.00%, 12/01/29 ................. 6 4,960
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 21 18,795
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 52 52,622
0.00%, 12/15/25
(i)(j)
............... 27 24,625
8.00%, 11/01/26
(c)
................ 15 15,286
7.50%, 09/15/27
(c)
................ 32 32,731
6.25%, 01/15/28
(c)
................ 30 29,852
4.50%, 08/15/29
(c)
................ 68 62,587
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 11 10,918
4.63%, 08/15/28 ................. 25 22,852
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 6 6,131
XPO, Inc., 6.25%, 06/01/28
(c)
.......... 9 8,849
299,233
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 33 30,589
3.88%, 11/01/29 ................. 33 28,892
Embecta Corp., 6.75%, 02/15/30
(c)
...... 6 5,377
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 13 13,972

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. USD 27 $ 23,465
5.25%, 10/01/29 ................. 132 114,536
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,885
4.25%, 06/01/28
(c)
................ 10 9,137
227,853
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 5 4,782
5.00%, 04/15/29 ................. 6 5,532
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 6 5,197
5.13%, 03/01/30 ................. 2 1,620
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
28 24,143
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 6 3,750
Centene Corp.
2.45%, 07/15/28 ................. 11 9,402
3.00%, 10/15/30 ................. 23 19,166
2.50%, 03/01/31 ................. 41 32,696
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 22 19,387
6.00%, 01/15/29 ................. 33 27,761
5.25%, 05/15/30 ................. 34 26,783
4.75%, 02/15/31 ................. 25 18,895
Encompass Health Corp.
4.50%, 02/01/28 ................. 5 4,652
4.75%, 02/01/30 ................. 31 28,225
4.63%, 04/01/31 ................. 21 18,616
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 40 35,253
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 26 24,149
4.38%, 02/15/27 ................. 9 6,964
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 16 14,818
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 18 16,594
3.88%, 11/15/30 ................. 7 6,014
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 15 13,202
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 22 21,506
10.00%, 04/15/27 ................ 12 12,270
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 44 42,856
6.25%, 02/01/27 ................. 7 6,928
5.13%, 11/01/27 ................. 18 17,184
4.63%, 06/15/28 ................. 7 6,538
6.13%, 10/01/28 ................. 17 16,366
6.13%, 06/15/30 ................. 14 13,800
6.75%, 05/15/31
(c)
................ 82 82,200
587,249
Health Care REITs — 0.3%
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 27 20,411
3.50%, 03/15/31 ................. 75 51,676
72,087
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 35 32,585
4.50%, 02/15/29
(c)
................ 30 26,550
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 11 10,092
4.00%, 09/15/29 ................. 8 6,700
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
Service Properties Trust, 7.50%, 09/15/25 .. USD 6 $ 5,892
81,819
Hotels, Restaurants & Leisure — 7.7%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 11 10,056
4.38%, 01/15/28 ................. 26 24,003
4.00%, 10/15/30 ................. 16 13,693
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 12 11,370
4.75%, 06/15/31
(c)
................ 25 22,334
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 16 14,419
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 68 67,685
8.13%, 07/01/27 ................. 66 67,549
4.63%, 10/15/29 ................. 42 36,675
7.00%, 02/15/30 ................. 90 90,381
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 4 4,047
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 41 43,100
7.63%, 03/01/26 ................. 14 13,711
5.75%, 03/01/27 ................. 61 56,156
9.88%, 08/01/27 ................. 21 21,874
4.00%, 08/01/28 ................. 59 52,305
6.00%, 05/01/29 ................. 43 38,392
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 138 150,935
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 9 8,730
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 36 33,509
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 6 5,955
5.38%, 04/15/27 ................. 6 5,704
6.50%, 10/01/28 ................. 5 4,876
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 16 15,383
4.75%, 01/15/28 ................. 28 25,967
6.75%, 05/01/31 ................. 50 49,438
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 12 10,530
6.75%, 01/15/30 ................. 2 1,702
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 12 11,847
5.75%, 05/01/28
(c)
................ 15 14,771
3.75%, 05/01/29
(c)
................ 9 7,988
4.88%, 01/15/30 ................. 12 11,189
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 3,880
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 16,080
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 27 26,313
8.00%, 04/15/26 ................. 19 18,760
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 17 17,249
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
23 21,907
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 13,498
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 18 15,895
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 27 25,260
8.38%, 02/01/28 ................. 9 9,405
7.75%, 02/15/29 ................. 3 2,849
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 11 9,900
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 10 7,575
5.88%, 09/01/31 ................. 10 7,377

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. USD 15 $ 14,137
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 8 8,488
4.25%, 07/01/26 ................. 6 5,508
5.50%, 08/31/26 ................. 11 10,429
5.38%, 07/15/27 ................. 12 11,221
11.63%, 08/15/27 ................ 13 14,137
5.50%, 04/01/28 ................. 16 14,921
8.25%, 01/15/29 ................. 13 13,650
9.25%, 01/15/29 ................. 40 42,616
7.25%, 01/15/30 ................. 17 17,218
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 5 4,400
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 18 18,382
7.00%, 05/15/28 ................. 13 12,931
7.25%, 11/15/29 ................. 14 14,018
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 37 36,036
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
13 13,065
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 16 14,361
4.63%, 12/01/31 ................. 21 17,693
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 14,017
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ................. 16 14,706
9.13%, 07/15/31 ................. 39 39,390
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 10 9,150
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 14,611
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 26,523
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 49 43,913
7.13%, 02/15/31 ................. 22 21,867
1,609,610
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 7 6,691
4.63%, 08/01/29 ................. 8 6,818
4.63%, 04/01/30 ................. 8 6,828
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 17 13,613
4.88%, 02/15/30 ................. 15 11,767
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13 12,034
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 12,244
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 12 11,760
KB Home, 7.25%, 07/15/30 ........... 5 5,063
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 14 13,047
4.63%, 03/01/30 ................. 11 9,509
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 3,843
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
26 15,601
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 9 8,840
5.13%, 08/01/30 ................. 5 4,616
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 12 10,388
3.88%, 10/15/31 ................. 7 5,703
Tri Pointe Homes, Inc., 5.70%, 06/15/28 ... 5 4,830
163,195
Security
Par (000)
Par (000) Value
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. USD 18 $ 15,079
4.13%, 04/30/31
(c)
................ 16 13,191
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 9 8,033
5.50%, 07/15/30 ................. 3 2,738
39,041
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.13%, 03/15/28 ................. 34 30,342
5.00%, 02/01/31 ................. 5 4,135
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 15 13,839
3.75%, 01/15/32 ................. 22 17,906
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
9 9,315
TransAlta Corp., 7.75%, 11/15/29 ....... 7 7,207
82,744
Industrial Conglomerates — 0.9%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(c)
.................... 189 187,346
Insurance — 4.0%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 11 9,524
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 98 87,944
6.75%, 10/15/27 ................. 158 148,520
6.75%, 04/15/28 ................. 32 31,736
5.88%, 11/01/29 ................. 115 100,041
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 19,866
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 20 19,605
HUB International Ltd.
7.00%, 05/01/26 ................. 62 61,836
7.25%, 06/15/30 ................. 94 97,064
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 32 32,647
10.50%, 12/15/30 ................ 17 17,052
NFP Corp.
4.88%, 08/15/28 ................. 77 68,775
6.88%, 08/15/28 ................. 142 123,259
7.50%, 10/01/30 ................. 8 7,746
Ryan Specialty LLC, 4.38%, 02/01/30 .... 12 10,622
836,237
IT Services — 0.7%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 14 11,386
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 7,832
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 13 11,758
4.00%, 07/01/29 ................. 19 17,019
Gartner, Inc., 4.50%, 07/01/28
(c)
........ 11 10,276
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 18 15,897
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2 1,876
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 15 14,984
Twilio, Inc.
3.63%, 03/15/29 ................. 12 10,209
3.88%, 03/15/31 ................. 58 48,292
149,529
Leisure Products — 0.2%
Mattel, Inc.
6.20%, 10/01/40 ................. 14 12,517
5.45%, 11/01/41 ................. 26 21,555
34,072
Life Sciences Tools & Services — 0.1%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 10 9,156

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.00%, 03/15/31 ................. USD 2 $ 1,737
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 13 13,311
24,204
Machinery — 2.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 14,508
ATS Corp., 4.13%, 12/15/28
(c)
......... 9 8,055
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 61 62,236
9.50%, 01/01/31 ................. 6 6,366
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 15,520
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 4 3,250
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 18 17,865
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(g)
........ 31 28,210
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
3 2,662
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 5,625
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 10 8,959
Terex Corp., 5.00%, 05/15/29
(c)
........ 29 26,961
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 42 38,115
Titan International, Inc., 7.00%, 04/30/28 .. 7 6,545
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 184,774
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 14,741
444,392
Media — 4.3%
AMC Networks, Inc.
4.75%, 08/01/25 ................. 12 10,496
4.25%, 02/15/29 ................. 10 5,376
Block Communications, Inc., 4.88%, 03/01/28
(c)
7 5,793
Cable One, Inc.
0.00%, 03/15/26
(i)(j)
............... 5 4,088
1.13%, 03/15/28
(i)
................ 17 12,792
4.00%, 11/15/30
(c)
................ 17 13,281
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 154 139,815
7.75%, 04/15/28 ................. 15 11,775
7.50%, 06/01/29 ................. 59 43,659
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 20 14,017
CSC Holdings LLC
5.25%, 06/01/24 ................. 26 24,181
6.50%, 02/01/29
(c)
................ 200 161,607
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 44 39,848
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 51 40,911
5.13%, 06/01/29 ................. 27 12,537
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 48 46,844
GCI LLC, 4.75%, 10/15/28
(c)
.......... 12 10,231
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 14,987
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 35 31,770
4.25%, 01/15/29 ................. 23 19,328
4.63%, 03/15/30 ................. 4 3,332
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 24 19,134
6.50%, 09/15/28 ................. 52 30,346
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 40 26,200
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 24 21,486
5.00%, 08/01/27 ................. 45 41,750
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 8 6,846
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 2 1,910
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. USD 11 $ 10,766
6.63%, 06/01/27 ................. 5 4,833
7.38%, 06/30/30 ................. 13 12,378
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 56 45,598
5.39%, 03/15/62 ................. 30 24,449
912,364
Metals & Mining — 2.4%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 15 15,120
6.13%, 02/15/28 ................. 45 45,558
ATI, Inc.
5.88%, 12/01/27 ................. 13 12,581
4.88%, 10/01/29 ................. 8 7,202
5.13%, 10/01/31 ................. 21 18,709
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 129 127,428
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 6 5,880
7.63%, 03/15/30 ................. 21 21,237
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 14 12,043
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 29 25,362
4.50%, 06/01/31 ................. 31 24,713
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 39 36,417
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 58 52,500
4.75%, 01/30/30 ................. 46 40,881
3.88%, 08/15/31 ................. 79 64,986
510,617
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 3 2,833
4.25%, 02/01/27 ................. 8 6,951
4.75%, 06/15/29 ................. 4 3,256
Starwood Property Trust, Inc., 4.38%, 01/15/27 4 3,445
16,485
Oil, Gas & Consumable Fuels — 10.6%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 38 37,335
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 16 15,431
5.38%, 06/15/29 ................. 17 15,796
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 6 6,088
Apache Corp.
4.25%, 01/15/30 ................. 4 3,563
5.10%, 09/01/40 ................. 15 12,188
5.35%, 07/01/49 ................. 11 8,552
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 50 62,161
8.25%, 12/31/28 ................. 58 57,037
5.88%, 06/30/29 ................. 34 30,333
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 9 8,789
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 3 2,850
5.85%, 11/15/43 ................. 14 10,360
5.60%, 10/15/44 ................. 8 5,760
Callon Petroleum Co.
8.25%, 07/15/25 ................. 6 5,955
6.38%, 07/01/26 ................. 12 11,681
8.00%, 08/01/28
(c)
................ 43 42,523
7.50%, 06/15/30
(c)
................ 53 50,025
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 47 43,134
3.25%, 01/31/32 ................. 29 23,857

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. USD 1 $ 950
6.75%, 04/15/29 ................. 36 35,720
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 25 24,531
6.38%, 06/15/26 ................. 20 19,250
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ................. 2 1,885
8.38%, 07/01/28 ................. 50 50,565
8.75%, 07/01/31 ................. 41 41,566
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
15 12,723
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 7 6,810
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 23 21,044
5.88%, 01/15/30 ................. 36 31,254
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 73 68,511
9.25%, 02/15/28 ................. 16 15,524
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 12 11,376
6.00%, 02/01/29 ................. 19 17,741
8.00%, 04/01/29 ................. 2 2,025
7.38%, 02/01/31 ................. 6 5,914
CrownRock LP
(c)
5.63%, 10/15/25 ................. 56 55,171
5.00%, 05/01/29 ................. 2 1,873
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. 13 13,349
6.75%, 09/15/37 ................. 20 21,226
Diamondback Energy, Inc., 6.25%, 03/15/33 32 33,103
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 25 21,939
4.38%, 06/15/31 ................. 12 10,335
Earthstone Energy Holdings LLC
(c)
8.00%, 04/15/27 ................. 17 16,419
9.88%, 07/15/31 ................. 21 20,757
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 28 27,095
5.38%, 06/01/29 ................. 21 20,007
6.50%, 09/01/30
(c)
................ 18 17,978
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 2 1,930
5.60%, 04/01/44 ................. 22 18,419
5.45%, 06/01/47 ................. 2 1,644
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 9 8,900
4.13%, 12/01/26 ................. 5 4,650
6.50%, 07/01/27
(c)
................ 30 29,588
4.50%, 01/15/29
(c)
................ 3 2,676
7.50%, 06/01/30
(c)
................ 6 6,072
4.75%, 01/15/31
(c)
................ 22 19,272
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 7 6,875
Genesis Energy LP
6.50%, 10/01/25 ................. 6 5,909
7.75%, 02/01/28 ................. 16 15,218
8.88%, 04/15/30 ................. 9 8,793
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 3 2,512
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 5 4,957
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 20 17,450
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7 6,589
5.75%, 02/01/29 ................. 10 9,055
6.00%, 04/15/30 ................. 1 911
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... USD 27 $ 22,747
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 40 38,020
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 2 1,934
Matador Resources Co.
5.88%, 09/15/26 ................. 16 15,505
6.88%, 04/15/28
(c)
................ 17 16,826
Murphy Oil Corp.
5.75%, 08/15/25 ................. 3 2,961
5.88%, 12/01/27 ................. 4 3,886
5.87%, 12/01/42
(d)(h)
............... 3 2,493
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 78 73,167
6.50%, 09/30/26 ................. 84 75,154
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
16 15,758
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 25 26,651
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ................. 77 75,460
8.75%, 06/15/31 ................. 22 21,615
NuStar Logistics LP
5.75%, 10/01/25 ................. 12 11,700
6.00%, 06/01/26 ................. 13 12,663
6.38%, 10/01/30 ................. 2 1,908
Occidental Petroleum Corp.
6.45%, 09/15/36 ................. 15 15,395
6.20%, 03/15/40 ................. 27 26,611
4.63%, 06/15/45 ................. 2 1,547
PDC Energy, Inc.
6.13%, 09/15/24 ................. 2 1,999
5.75%, 05/15/26 ................. 2 1,992
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 9 8,557
7.75%, 02/15/26 ................. 41 41,174
6.88%, 04/01/27 ................. 22 21,670
5.88%, 07/01/29 ................. 30 28,260
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 24 22,139
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 2 1,830
SM Energy Co.
5.63%, 06/01/25 ................. 11 10,749
6.75%, 09/15/26 ................. 18 17,545
6.50%, 07/15/28 ................. 10 9,600
Southwestern Energy Co., 5.38%, 02/01/29 . 24 22,600
Sunoco LP
6.00%, 04/15/27 ................. 6 5,912
5.88%, 03/15/28 ................. 2 1,923
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 2 1,996
6.00%, 03/01/27 ................. 3 2,815
5.50%, 01/15/28 ................. 2 1,828
6.00%, 12/31/30 ................. 2 1,762
6.00%, 09/01/31 ................. 10 8,605
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
77 79,310
TerraForm Power Operating LLC, 4.75%,
01/15/30
(c)
.................... 9 7,942
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 65 56,783
4.13%, 08/15/31 ................. 33 28,379
3.88%, 11/01/33 ................. 51 41,763
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 11 10,139
Western Midstream Operating LP
6.15%, 04/01/33 ................. 5 5,039
5.45%, 04/01/44 ................. 10 8,448
5.30%, 03/01/48 ................. 19 15,860
5.50%, 08/15/48 ................. 10 8,362

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 02/01/50
(d)(h)
............... USD 39 $ 31,944
2,220,405
Passenger Airlines — 1.9%
Air Canada, 3.88%, 08/15/26
(c)
......... 41 38,001
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 8 7,970
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 86 94,301
5.50%, 04/20/26 ................. 17 17,064
7.25%, 02/15/28 ................. 4 3,976
5.75%, 04/20/29 ................. 49 47,902
Delta Air Lines, Inc., 4.75%, 10/20/28
(c)
.... 5 4,809
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 19 17,983
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
39 38,725
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 14 14,478
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 3 3,269
Series 2020-1, Class A, 5.88%, 10/15/27 33 32,776
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 33 31,353
4.63%, 04/15/29 ................. 39 35,536
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 ................. 9 8,086
6.38%, 02/01/30 ................. 12 9,663
405,892
Personal Care Products — 0.0%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 2 1,844
Prestige Brands, Inc., 3.75%, 04/01/31 .... 10 8,279
10,123
Pharmaceuticals — 0.4%
Catalent Pharma Solutions, Inc.
(c)
3.13%, 02/15/29 ................. 33 26,831
3.50%, 04/01/30 ................. 8 6,480
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 60 53,438
86,749
Professional Services — 0.7%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 6,976
CoreLogic, Inc., 4.50%, 05/01/28 ....... 63 50,794
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 75 66,130
KBR, Inc., 4.75%, 09/30/28 ........... 20 18,150
Science Applications International Corp.,
4.88%, 04/01/28 ................ 14 13,021
155,071
Real Estate Management & Development — 0.4%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 22 19,910
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 25 20,681
4.38%, 02/01/31 ................. 11 8,779
Realogy Group LLC
5.75%, 01/15/29 ................. 25 18,705
5.25%, 04/15/30 ................. 10 7,107
75,182
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 12 10,106
Semiconductors & Semiconductor Equipment — 0.7%
(c)
Entegris Escrow Corp.
4.75%, 04/15/29 ................. 120 111,399
5.95%, 06/15/30 ................. 21 20,131
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc., 4.00%, 06/15/29 ........ USD 15 $ 12,576
144,106
Software — 5.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 20 19,500
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 15 14,734
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
149 125,404
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
35 31,325
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 11 11,010
9.13%, 03/01/26 ................. 55 54,725
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 39 36,740
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 22 21,725
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 38 37,574
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 95 84,212
4.88%, 07/01/29 ................. 61 54,114
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. 261 232,389
9.00%, 09/30/29 ................. 110 96,078
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 5 4,538
6.50%, 10/15/28 ................. 6 5,130
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2 1,725
Elastic NV, 4.13%, 07/15/29
(c)
......... 30 25,880
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 19 17,431
McAfee Corp., 7.38%, 02/15/30
(c)
....... 77 66,953
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 39 34,967
NCR Corp.
(c)
5.00%, 10/01/28 ................. 9 8,032
6.13%, 09/01/29 ................. 13 13,011
Open Text Corp., 6.90%, 12/01/27
(c)
...... 58 59,046
PTC, Inc., 3.63%, 02/15/25
(c)
.......... 4 3,863
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
59 56,482
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 27 21,908
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
71 61,066
1,199,562
Specialized REITs — 0.5%
Iron Mountain, Inc., 7.00%, 02/15/29
(c)
.... 43 43,073
SBA Communications Corp.
3.88%, 02/15/27 ................. 25 23,030
3.13%, 02/01/29 ................. 43 36,449
102,552
Specialty Retail — 1.9%
Arko Corp., 5.13%, 11/15/29
(c)
......... 14 11,377
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 9 8,251
4.75%, 03/01/30 ................. 2 1,777
5.00%, 02/15/32
(c)
................ 9 7,837
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 31 27,280
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 9,675
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 24 20,538
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 11 9,557
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 13,771
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 30 28,515
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 5 4,724
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 51 45,531
6.13%, 07/01/29 ................. 39 33,682
6.00%, 12/01/29 ................. 42 36,248
Staples, Inc., 7.50%, 04/15/26
(c)
........ 14 11,563
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 123 111,469

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(g)
........... USD 20 $ 19,158
400,953
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 24 25,067
8.50%, 07/15/31 ................. 30 31,461
56,528
Textiles, Apparel & Luxury Goods — 0.4%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 16 12,920
Hanesbrands, Inc.
4.88%, 05/15/26 ................. 7 6,535
9.00%, 02/15/31 ................. 19 19,149
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 6,681
Levi Strauss & Co., 3.50%, 03/01/31 ..... 20 16,550
William Carter Co. (The), 5.63%, 03/15/27 .. 19 18,436
80,271
Trading Companies & Distributors — 1.5%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 10 8,850
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 38 37,436
9.75%, 08/01/27 ................. 16 16,525
5.50%, 05/01/28 ................. 41 37,515
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 7 5,845
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,732
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 35 33,535
Imola Merger Corp., 4.75%, 05/15/29 ..... 22 19,133
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 110 109,729
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 6 6,063
7.25%, 06/15/28 ................. 45 45,903
322,266
Wireless Telecommunication Services — 1.0%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 200 194,263
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(d)(g)
........ 18 6,736
200,999
Total Corporate Bonds — 96.1%
(Cost: $21,509,974) .............................. 20,173,875
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(k)
........................ 1,300 97,591
Total Investment Companies — 0.5%
(Cost: $94,432) ................................ 97,591
Security
Beneficial Interest
(000) Value
Other Interests
(l)
Capital Markets — 0.0%
(a)(e)
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(d)
.................. USD 110 $ 165
Lehman Brothers Holdings Capital Trust
Escrow Bonds ................... 30 45
Total Other Interests — 0.0%
(Cost: $—) .................................... 210
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.3%
Banks — 0.4%
(a)(d)(m)
Citigroup, Inc.
Series P, (3-mo. CME Term SOFR + 4.17%),
5.95% ...................... 5 4,795
Series Y, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.00%),
4.15% ...................... 10 8,045
JPMorgan Chase & Co., Series Q, (3-mo.
LIBOR USD + 3.25%), 8.55% ........ 20 20,075
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 20 18,643
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 17 15,262
66,820
Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(d)(m)
. 70 65,991
Consumer Finance — 0.2%
(d)(m)
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................. 60 49,800
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)
10 8,778
58,578
Electric Utilities — 0.2%
(d)(m)
Edison International, Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00% ........... 15 12,959
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 28 26,403
39,362
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(d)(m)
................... 17 14,833

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(d)(m)
......... USD 35 $ 31,791
Total Preferred Securities — 1.3%
(Cost: $306,528) ................................ 277,375
Total Long-Term Investments — 98.4%
(Cost: $22,029,442) .............................. 20,654,493
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(k)(n)
................. 126,042 126,042
Total Short-Term Securities — 0.6%
(Cost: $126,042) ................................ 126,042
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $5,557 ) ................................. $ 3,345
Total Investments Before Options Written — 99.0%
(Cost: $22,161,041 ) .............................. 20,783,880
Total Options Written — (0.0)%
(Premium Received — $(1,743)) ..................... (1,080)
Total Investments Net of Options Written — 99.0%
(Cost: $22,159,298 ) .............................. 20,782,800
Other Assets Less Liabilities — 1.0% ................... 209,754
Net Assets — 100.0% ..............................
$ 20,992,554
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,607, representing less than 0.05% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Affiliate of the Fund.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Perpetual security with no stated maturity date.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 378,880 $ — $ (252,838)
(a)
$ — $ — $ 126,042 126,042 $ 6,919 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 95,719 — — — 1,872 97,591 1,300 2,390 —
$ — $ 1,872 $ 223,633 $ 9,309 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Ultra Bond ..................................................... 1 09/20/23 $ 137 $ (1,291)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 442,971 Bank of America NA 09/20/23 $ (396)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 5 08/18/23 USD 425.00 USD 222 $ 1,235
SPDR S&P 500 ETF Trust ...................... 5 09/15/23 USD 425.00 USD 222 2,110
$ 3,345
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 5 08/18/23 USD 390.00 USD 222 $ (338)
SPDR S&P 500 ETF Trust ....................... 5 09/15/23 USD 390.00 USD 222 (742)
$ (1,080)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... N/A N/A 663 — (1,080)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated
(a)
............ $ — $ — $ 3,345 $ — $ — $ — $ 3,345
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(b)
...... $ — $ — $ — $ — $ 1,291 $ — $ 1,291
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 396 — — 396
Options written
Options written at value ..................... — — 1,080 — — — 1,080
$ — $ — $ 1,080 $ 396 $ 1,291 $ — $ 2,767
(a)
Includes options purchased at value as reported in the Schedule of Investments.
(b)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (16,270) $ — $ (3,722) $ — $ (19,992)
Forward foreign currency exchange contracts .... — — — 13,320 — — 13,320
Options purchased
(a)
..................... — — (22,988) — — — (22,988)
Options written ........................ — — 13,037 — — — 13,037
Swaps .............................. — 4,825 — — — — 4,825
$ — $ 4,825 $ (26,221) $ 13,320 $ (3,722) $ — $ (11,798)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (6,626) $ — $ (6,626)
Forward foreign currency exchange contracts .... — — — (396) — — (396)
Options purchased
(b)
..................... — — (2,455) — — — (2,455)
Options written ........................ — — (914) — — — (914)
Swaps .............................. — (29) — — — — (29)
$ — $ (29) $ (3,369) $ (396) $ (6,626) $ — $ (10,420)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 650,432
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ $ 436,773
Options
Average value of option contracts purchased ................................................................................ $ 3,440
Average value of option contracts written ................................................................................... $ 907
Credit default swaps
Average notional value — sell protection ................................................................................... $ 99,478

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio
Schedules of Investments

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 1,567
Forward foreign currency exchange contracts ................................................................. — 396
Options
(a)
......................................................................................... 3,345 1,080
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,345 $ 3,043
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,345) (2,647)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 396
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
Bank of America NA .............................. $ 396 $ — $ — $ — $ 396
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 9,607 $ — $ 9,607
Chemicals ............................................ 12,077 — — 12,077
Financial Services ...................................... 3,861 — — 3,861
Ground Transportation ................................... 8,677 — — 8,677
Hotels, Restaurants & Leisure .............................. 14,386 — — 14,386
IT Services ........................................... 1,845 — — 1,845
Metals & Mining ........................................ 31,596 — — 31,596
Pharmaceuticals ....................................... 10,406 — — 10,406
Software ............................................. 12,987 — — 12,987
Corporate Bonds ........................................ — 20,173,875 — 20,173,875
Investment Companies .................................... 97,591 — — 97,591
Other Interests .......................................... — 210 — 210
Preferred Securities ....................................... — 277,375 — 277,375
Short-Term Securities
Money Market Funds ...................................... 126,042 — — 126,042
Options Purchased
Equity contracts .......................................... 3,345 — — 3,345
$ 322,813 $ 20,461,067 $ — $ 20,783,880
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,080) $ — $ — $ (1,080)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ (396) $ — $ (396)
Interest rate contracts ....................................... (1,291) — — (1,291)
$ (2,371) $ (396) $ — $ (2,767)
(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. LIBOR
USD at 0.26% Floor + 0.26%), 5.41%,
05/25/37
(a)
..................... USD 43 $ 7,283
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. LIBOR USD at 0.48%
Floor + 0.48%), 5.63%, 05/25/35
(a)
..... 51 44,765
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 49 6,227
Series 2000-A, Class A4, 8.29%, 06/15/30 35 4,746
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 6.88%,
08/25/34 .................... —
(b)
414
Series 2007-HE2, Class 22A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
03/25/37 .................... 11 9,888
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
03/25/37 .................... 17 15,561
Series 2007-HE3, Class 1A3, (1-mo. LIBOR
USD at 0.25% Floor + 0.25%), 5.40%,
04/25/37 .................... 33 46,018
Carrington Mortgage Loan Trust, Series
2006-NC4, Class A3, (1-mo. LIBOR USD
at 0.16% Floor and 12.50% Cap + 0.16%),
5.31%, 10/25/36
(a)
................ 30 28,334
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo.
LIBOR USD at 0.20% Floor + 0.20%),
5.35%, 05/25/37 ............... 138 89,957
Series 2007-AHL2, Class A3C, (1-mo.
LIBOR USD at 0.27% Floor + 0.27%),
5.42%, 05/25/37 ............... 63 40,839
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ..... 36 10,687
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. LIBOR USD at
0.22% Floor + 0.22%), 5.37%, 12/25/25
(a)
—
(b)
618
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
..................... 13 12,433
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.67%,
01/25/29
(a)(c)
.................. 1 1,639
Series 2006-S5, Class A5, 6.16%, 06/25/35 1 1,690
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(d)
Series 2006-RES, Class 4Q1B, (1-mo.
LIBOR USD at 0.30% Floor and 16.00%
Cap + 0.30%), 5.49%, 12/15/33 ..... 3 3,134
Series 2006-RES, Class 5B1A, (1-mo.
LIBOR USD at 0.19% Floor and 16.00%
Cap + 0.19%), 5.38%, 05/15/35 ..... 5 5,145
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. LIBOR
USD at 0.18% Floor and 16.00% Cap +
0.18%), 5.37%, 05/15/35 ......... 3 3,023
Series 2006-H, Class 1A, (1-mo. LIBOR
USD at 0.15% Floor and 16.00% Cap +
0.15%), 5.34%, 11/15/36 .......... 6 5,832
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. LIBOR USD
at 0.60% Floor + 0.60%), 5.75%, 01/25/36
(a)
41 35,275
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.55%,
01/25/47 .................... USD 21 $ 10,886
Series 2007-HS1, Class M6, (1-mo. LIBOR
USD at 3.38% Floor + 3.38%), 8.53%,
02/25/47 .................... 25 23,465
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. LIBOR USD at 0.30% Floor +
0.30%), 5.45%, 05/25/37
(a)
.......... 30 22,250
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (1-mo. LIBOR USD at 0.23%
Floor + 0.23%), 5.38%, 05/25/37
(a)
..... 616 150,150
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
44 42,561
Series 2002-A, Class C, 0.00%, 06/15/33 4 3,431
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.45%,
06/25/36 .................... 21 9,722
Series 2006-7, Class 2A3, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.47%,
08/25/36 .................... 13 5,338
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
LIBOR USD at 0.48% Floor + 0.48%),
5.63%, 05/25/37
(a)
................ 18 13,189
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class A2MZ, (1-mo.
LIBOR USD at 0.60% Floor + 0.60%),
5.75%, 12/25/34
(a)
................ 78 68,028
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
... 8 4,495
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. LIBOR
USD at 0.21% Floor + 0.21%), 5.36%,
03/25/37
(a)
................... 40 31,525
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
................... 30 25,225
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
................... 34 29,911
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.39%, 10/15/37
(a)(d)
......... 9 8,515
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(a)(c)
....... 25 21,824
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. LIBOR USD at
0.32% Floor + 0.32%), 5.47%, 07/25/36
(a)
16 3,263
Total Asset-Backed Securities — 0.2%
(Cost: $1,096,012) .............................. 847,286
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.
(e)
............... 996 194,340
BAE Systems plc ................... 1,424 16,791
Saab AB, Class B .................. 8,031 434,766
Thales SA ........................ 1,295 194,028
839,925

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.1%
CJ Logistics Corp. .................. 2,869 $ 166,972
Expeditors International of Washington, Inc. . 60 7,268
Nippon Express Holdings, Inc. .......... 2,300 129,739
United Parcel Service, Inc., Class B ...... 1,372 245,931
549,910
Automobile Components — 0.2%
Apollo Tyres Ltd.
(e)
.................. 2,766 13,737
BorgWarner, Inc. ................... 7,572 370,347
Fuyao Glass Industry Group Co. Ltd., Class H
(d)
(f)
............................ 16,000 66,368
Hankook Tire & Technology Co. Ltd. ...... 1,543 40,482
HL Mando Co. Ltd. .................. 1,832 75,363
Hu Lane Associate, Inc. .............. 18,000 96,828
Hyundai Mobis Co. Ltd. ............... 273 48,334
Lear Corp. ....................... 1,139 163,503
Valeo ........................... 1,631 35,049
Visteon Corp.
(e)
.................... 125 17,951
927,962
Automobiles — 2.0%
Bayerische Motoren Werke AG ......... 2,030 249,704
BYD Co. Ltd., Class A ................ 43,000 1,532,337
BYD Co. Ltd., Class H ............... 10,000 320,647
Ford Motor Co. .................... 45,872 694,043
General Motors Co. ................. 32,526 1,254,203
Mercedes-Benz Group AG ............. 27,212 2,190,329
Renault SA ....................... 886 37,384
Tata Motors Ltd.
(e)
.................. 1,021 7,441
Tesla, Inc.
(e)
....................... 9,960 2,607,229
Yamaha Motor Co. Ltd. ............... 700 20,124
8,913,441
Banks — 3.1%
ABN AMRO Bank NV, CVA
(d)(f)
.......... 2,959 45,992
AU Small Finance Bank Ltd.
(d)(f)
......... 719 6,625
Banco Bilbao Vizcaya Argentaria SA ...... 116,806 897,386
Banco Bradesco SA ................. 3,121 9,562
Banco do Brasil SA ................. 10,849 112,156
Bancolombia SA ................... 4,068 30,229
Bank of America Corp. ............... 75,350 2,161,792
Bank of Nova Scotia (The)
(g)
........... 10,770 538,846
Bank Polska Kasa Opieki SA ........... 4,536 123,727
BAWAG Group AG
(d)(f)
................ 1,726 79,572
China Merchants Bank Co. Ltd., Class H ... 52,500 239,457
Citigroup, Inc. ..................... 15,676 721,723
Commonwealth Bank of Australia ........ 118 7,900
DBS Group Holdings Ltd. ............. 3,200 74,729
DNB Bank ASA .................... 36,321 679,228
Grupo Financiero Banorte SAB de CV, Class O 35,879 295,173
HDFC Bank Ltd. ................... 13,718 284,687
ICICI Bank Ltd. .................... 3,196 36,591
IndusInd Bank Ltd. .................. 4,995 84,018
ING Groep NV ..................... 55,813 752,448
Israel Discount Bank Ltd., Class A ....... 1,961 9,797
JPMorgan Chase & Co. .............. 1,500 218,160
KakaoBank Corp. .................. 294 5,345
Mediobanca Banca di Credito Finanziario SpA 13,291 159,126
Mitsubishi UFJ Financial Group, Inc. ...... 23,800 175,432
Mizuho Financial Group, Inc. ........... 14,900 227,754
National Australia Bank Ltd. ............ 79,588 1,399,783
Raiffeisen Bank International AG
(e)
....... 17,469 277,213
Societe Generale SA ................ 22,184 576,922
State Bank of India .................. 1,666 11,669
Svenska Handelsbanken AB, Class A ..... 1,152 9,645
Swedbank AB, Class A ............... 62,120 1,048,345
Security
Shares
Shares Value
Banks (continued)
Truist Financial Corp. ................ 663 $ 20,122
UniCredit SpA ..................... 23,644 549,808
US Bancorp ...................... 13,836 457,141
Westpac Banking Corp. .............. 96,633 1,375,920
13,704,023
Beverages — 1.4%
Ambev SA ....................... 111,870 360,268
Anadolu Efes Biracilik ve Malt Sanayii A/S,
Class A ....................... 21,512 54,742
Arca Continental SAB de CV ........... 4,068 41,752
China Resources Beer Holdings Co. Ltd. ... 4,000 26,433
Coca-Cola Co. (The) ................ 41,295 2,486,785
Coca-Cola Femsa SAB de CV .......... 16,656 139,090
Coca-Cola Icecek A/S ................ 598 6,057
Kirin Holdings Co. Ltd. ............... 2,000 29,205
PepsiCo, Inc. ..................... 13,742 2,545,293
Pernod Ricard SA .................. 3,069 678,172
Tsingtao Brewery Co. Ltd., Class H ....... 2,000 18,260
6,386,057
Biotechnology — 0.9%
AbbVie, Inc. ...................... 6,980 940,415
Amgen, Inc. ...................... 2,704 600,342
BeiGene Ltd.
(e)
.................... 900 12,340
Biogen, Inc.
(e)
..................... 147 41,873
Celltrion, Inc. ...................... 427 49,840
CSL Ltd. ......................... 1,252 231,844
Genmab A/S
(e)
..................... 603 228,512
Gilead Sciences, Inc. ................ 5,658 436,062
Incyte Corp.
(e)
..................... 2,773 172,619
Innovent Biologics, Inc.
(d)(e)(f)
............ 26,000 98,757
Moderna, Inc.
(e)
.................... 286 34,749
Neurocrine Biosciences, Inc.
(e)
.......... 1,711 161,347
PharmaEngine, Inc. ................. 4,000 12,575
Regeneron Pharmaceuticals, Inc.
(e)
....... 522 375,078
Shanghai Junshi Biosciences Co. Ltd., Class
H
(d)(e)(f)(g)
....................... 12,600 36,764
Vertex Pharmaceuticals, Inc.
(e)
.......... 1,405 494,434
3,927,551
Broadline Retail — 2.1%
Alibaba Group Holding Ltd.
(e)
........... 85,800 893,164
Amazon.com, Inc.
(e)
................. 45,546 5,937,377
eBay, Inc. ........................ 44,503 1,988,839
Etsy, Inc.
(e)
....................... 1,703 144,091
JD.com, Inc., Class A ................ 8,500 144,964
MercadoLibre, Inc.
(e)
................. 87 103,060
Poya International Co. Ltd. ............ 1,000 19,065
Shinsegae, Inc. .................... 196 26,587
9,257,147
Building Products — 0.1%
Assa Abloy AB, Class B .............. 4,632 111,339
Belimo Holding AG (Registered) ......... 253 126,453
Lennox International, Inc. ............. 61 19,890
Owens Corning .................... 780 101,790
359,472
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The) ..... 11,325 504,189
Deutsche Bank AG (Registered) ......... 1,230 12,931
Macquarie Group Ltd. ................ 15,173 1,805,403
Moody's Corp. ..................... 203 70,587
S&P Global, Inc. ................... 5,906 2,367,656
4,760,766

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals — 0.9%
Allied Supreme Corp. ................ 2,000 $ 20,562
Ashland, Inc. ...................... 586 50,929
Asian Paints Ltd. ................... 1,507 61,883
Clariant AG (Registered) .............. 2,705 39,132
CNGR Advanced Material Co. Ltd., Class A . 2,600 21,607
Croda International plc ............... 1,464 104,653
DuPont de Nemours, Inc. ............. 8,119 580,021
FMC Corp. ....................... 514 53,631
Givaudan SA (Registered) ............. 90 298,525
Hubei Feilihua Quartz Glass Co. Ltd., Class A 900 6,105
Jinan Acetate Chemical Co. Ltd. ......... 2,000 35,590
KCC Corp. ....................... 64 9,592
LG Chem Ltd. ..................... 882 448,993
LyondellBasell Industries NV, Class A ..... 110 10,101
Mitsubishi Gas Chemical Co., Inc. ....... 7,500 109,255
Navin Fluorine International Ltd. ......... 105 5,772
Nitto Denko Corp. .................. 3,900 289,480
Novozymes A/S, Class B .............. 28,236 1,317,466
Shanghai Putailai New Energy Technology Co.
Ltd., Class A .................... 31,030 163,545
Solvay SA ........................ 991 110,814
Sumitomo Chemical Co. Ltd. ........... 87,000 264,429
Weihai Guangwei Composites Co. Ltd., Class A 3,360 14,273
4,016,358
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 1,714 280,650
Communications Equipment — 0.4%
Accton Technology Corp. ............. 2,000 22,496
Arcadyan Technology Corp. ............ 7,000 27,721
BYD Electronic International Co. Ltd. ...... 5,000 15,210
Cisco Systems, Inc. ................. 32,140 1,662,924
Juniper Networks, Inc. ............... 7,540 236,228
1,964,579
Construction & Engineering — 0.7%
AECOM ......................... 22,589 1,913,062
Daewoo Engineering & Construction Co. Ltd.
(e)
10,563 32,759
Eiffage SA ....................... 1,137 118,713
EMCOR Group, Inc. ................. 380 70,216
JGC Holdings Corp. ................. 1,700 22,104
Samsung Engineering Co. Ltd.
(e)
......... 1,768 38,128
Stantec, Inc. ...................... 14,140 923,169
3,118,151
Consumer Finance — 0.6%
American Express Co. ............... 11,541 2,010,442
Bajaj Finance Ltd. .................. 175 15,328
Lufax Holding Ltd., ADR .............. 2,005 2,867
Synchrony Financial ................. 17,596 596,856
2,625,493
Consumer Staples Distribution & Retail — 1.4%
BIM Birlesik Magazalar A/S ............ 7,506 49,180
Cia Brasileira de Distribuicao
(e)
.......... 9,257 36,172
Costco Wholesale Corp. .............. 670 360,715
Lawson, Inc. ...................... 28,100 1,245,947
Migros Ticaret A/S, Class A ............ 25,386 207,450
Shoprite Holdings Ltd. ............... 3,282 39,366
Target Corp. ...................... 3,884 512,299
Tesco plc ........................ 3,397 10,716
Tsuruha Holdings, Inc. ............... 18,200 1,355,500
Walmart, Inc. ...................... 16,045 2,521,953
6,339,298
Security
Shares
Shares Value
Containers & Packaging — 0.0%
AptarGroup, Inc. ................... 622 $ 72,065
Diversified Consumer Services — 0.0%
(e)
New Oriental Education & Technology Group,
Inc. .......................... 5,100 20,103
YDUQS Participacoes SA ............. 4,422 18,230
38,333
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Registered) ...... 4,640 101,238
Koninklijke KPN NV ................. 41,550 148,332
Nippon Telegraph & Telephone Corp. ..... 440,000 520,655
770,225
Electric Utilities — 0.6%
Acciona SA ....................... 938 159,263
Centrais Eletricas Brasileiras SA ......... 1,288 10,703
CPFL Energia SA ................... 28,210 201,727
Edison International ................. 10,551 732,767
Elia Group SA/NV .................. 681 86,524
Enel SpA ........................ 82,761 558,010
Energisa SA ...................... 2,497 26,283
Hydro One Ltd.
(d)(f)
.................. 23,274 664,971
Iberdrola SA ...................... 436 5,694
NextEra Energy, Inc. ................ 2,995 222,229
SSE plc ......................... 3,363 78,863
Terna - Rete Elettrica Nazionale ......... 2,947 25,136
Transmissora Alianca de Energia Eletrica SA 1,074 8,447
2,780,617
Electrical Equipment — 1.0%
ABB Ltd. (Registered) ................ 54,803 2,155,996
AMETEK, Inc. ..................... 1,952 315,990
Bizlink Holding, Inc. ................. 22,587 234,181
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 26,860 848,004
Eve Energy Co. Ltd., Class A ........... 12,600 105,203
Guangzhou Great Power Energy & Technology
Co. Ltd., Class A
(e)
................ 11,600 76,845
Legrand SA ...................... 166 16,468
Schneider Electric SE ................ 1,393 253,076
Shenzhen Kstar Science & Technology Co.
Ltd., Class A .................... 17,800 98,224
Signify NV
(d)(f)
..................... 6,520 182,781
Sungrow Power Supply Co. Ltd., Class A ... 2,100 33,800
Sunwoda Electronic Co. Ltd., Class A ..... 13,300 29,959
Suzhou Maxwell Technologies Co. Ltd., Class A 2,560 59,723
4,410,250
Electronic Equipment, Instruments & Components — 0.5%
Chroma ATE, Inc. ................... 31,000 250,177
Delta Electronics, Inc. ................ 44,000 487,623
FLEXium Interconnect, Inc. ............ 39,000 116,233
Keysight Technologies, Inc.
(e)
........... 3,731 624,756
KH Vatec Co. Ltd. .................. 641 10,537
Omron Corp. ...................... 6,100 374,551
Simplo Technology Co. Ltd. ............ 28,000 296,148
Sinbon Electronics Co. Ltd. ............ 2,000 23,761
Spectris plc ....................... 4,968 226,991
Sunny Optical Technology Group Co. Ltd. .. 900 9,024
2,419,801
Energy Equipment & Services — 0.2%
ChampionX Corp. .................. 205 6,363
Schlumberger NV .................. 13,545 665,330
Tenaris SA ....................... 2,958 44,249
715,942

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.1%
Electronic Arts, Inc. ................. 2,718 $ 352,524
NetEase, Inc. ..................... 1,000 19,369
Nintendo Co. Ltd. ................... 700 31,912
Studio Dragon Corp.
(e)
............... 201 8,232
412,037
Financial Services — 1.4%
Bajaj Finserv Ltd. ................... 1,240 23,161
Berkshire Hathaway, Inc., Class B
(e)
...... 3,598 1,226,918
Block, Inc., Class A
(e)
................ 6,659 443,290
FirstRand Ltd. ..................... 4,449 16,211
Groupe Bruxelles Lambert NV .......... 1,814 143,004
Mastercard, Inc., Class A .............. 7,626 2,999,306
Meritz Financial Group, Inc.
(e)
........... 220 6,975
Visa, Inc., Class A
(g)
................. 5,123 1,216,610
6,075,475
Food Products — 1.1%
Anjoy Foods Group Co. Ltd., Class A ...... 300 6,070
BRF SA
(e)
........................ 1,755 3,284
Chocoladefabriken Lindt & Spruengli AG ... 19 238,887
Conagra Brands, Inc. ................ 184 6,205
General Mills, Inc. .................. 14,760 1,132,092
Hershey Co. (The) .................. 2,166 540,850
Kellogg Co. ....................... 10,633 716,664
Marfrig Global Foods SA .............. 27,242 41,305
Nestle SA (Registered) ............... 15,785 1,898,803
Sao Martinho SA ................... 12,912 92,036
4,676,196
Gas Utilities — 0.0%
Gujarat Gas Ltd. ................... 3,876 22,005
Ground Transportation — 0.3%
CSX Corp. ....................... 527 17,971
Landstar System, Inc. ................ 135 25,993
Localiza Rent a Car SA ............... 11,660 166,784
TFI International, Inc. ................ 202 23,014
Uber Technologies, Inc.
(e)
............. 22,556 973,742
1,207,504
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories ................. 13,490 1,470,680
Align Technology, Inc.
(e)
............... 100 35,364
Boston Scientific Corp.
(e)
.............. 40,888 2,211,632
Edwards Lifesciences Corp.
(e)
.......... 3,252 306,761
Medtronic plc ..................... 5,892 519,085
Stryker Corp. ..................... 376 114,714
4,658,236
Health Care Providers & Services — 1.4%
Cigna Group (The) .................. 2,861 802,797
CVS Health Corp.
(g)
................. 21,341 1,475,303
Elevance Health, Inc. ................ 3,384 1,503,477
Fleury SA ........................ 37,023 125,029
Qualicorp Consultoria e Corretora de Seguros
SA .......................... 10,931 11,072
UnitedHealth Group, Inc. .............. 4,417 2,122,987
6,040,665
Health Care Technology — 0.0%
(e)
Teladoc Health, Inc. ................. 4,112 104,116
Veeva Systems, Inc., Class A ........... 53 10,480
114,596
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. ................ 51,253 1,326,060
Boyd Gaming Corp.
(g)
................ 112 7,769
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.
(g)
............ 32 $ 5,347
Domino's Pizza, Inc. ................. 242 81,552
InterContinental Hotels Group plc ........ 2,442 168,807
MakeMyTrip Ltd.
(e)
.................. 2,768 74,681
McDonald's Corp.
(g)
................. 3,196 953,718
Meituan
(d)(e)(f)
...................... 16,420 257,481
MGM Resorts International ............ 1,519 66,714
Starbucks Corp. .................... 222 21,991
Travel + Leisure Co. ................. 11,281 455,076
Trip.com Group Ltd.
(e)
................ 5,307 185,264
Yum China Holdings, Inc. ............. 2,237 126,391
Yum! Brands, Inc. .................. 1,450 200,897
3,931,748
Household Durables — 0.1%
Arcelik A/S
(e)
...................... 1,058 5,294
Barratt Developments plc ............. 60,335 317,104
Bellway plc ....................... 1,445 36,537
Sekisui House Ltd. .................. 800 16,160
375,095
Household Products — 0.1%
Colgate-Palmolive Co. ............... 6,303 485,583
Kimberly-Clark Corp. ................ 169 23,332
Procter & Gamble Co. (The) ........... 33 5,008
513,923
Independent Power and Renewable Electricity Producers — 0.0%
Atlantica Sustainable Infrastructure plc .... 939 22,010
Drax Group plc .................... 18,825 138,665
160,675
Industrial Conglomerates — 1.2%
3M Co. .......................... 9,147 915,523
AG Anadolu Grubu Holding A/S ......... 388 1,638
Doosan Co. Ltd. ................... 515 35,596
General Electric Co. ................. 553 60,747
Honeywell International, Inc.
(g)
.......... 12,195 2,530,463
Siemens AG (Registered) ............. 7,565 1,261,092
Siemens Ltd. ...................... 208 9,566
Smiths Group plc ................... 15,590 326,170
Toshiba Corp. ..................... 1,600 50,207
5,191,002
Industrial REITs — 0.1%
Segro plc ........................ 46,975 428,403
Tritax Big Box REIT plc ............... 22,643 36,037
464,440
Insurance — 1.9%
AIA Group Ltd. .................... 171,400 1,740,824
Allstate Corp. (The) ................. 2,172 236,835
Aon plc, Class A ................... 1,893 653,464
ASR Nederland NV ................. 3,139 141,580
AXA SA ......................... 6,294 185,996
Direct Line Insurance Group plc ......... 25,231 43,624
Manulife Financial Corp. .............. 79,685 1,506,180
Marsh & McLennan Cos., Inc. .......... 906 170,400
Max Financial Services Ltd.
(e)
........... 662 6,553
MetLife, Inc. ...................... 37,385 2,113,374
NN Group NV ..................... 221 8,181
Ping An Insurance Group Co. of China Ltd.,
Class H ....................... 44,500 284,218
Prudential Financial, Inc.
(g)
............. 1,475 130,125
Sompo Holdings, Inc. ................ 900 40,382
Tokio Marine Holdings, Inc. ............ 1,600 36,886

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Travelers Cos., Inc. (The) ............. 5,965 $ 1,035,882
8,334,504
Interactive Media & Services — 2.6%
AfreecaTV Co. Ltd. ................. 355 19,875
Alphabet, Inc., Class A
(e)
.............. 29,185 3,493,444
Alphabet, Inc., Class C
(e)
.............. 24,977 3,021,468
Auto Trader Group plc
(d)(f)
............. 41,417 321,583
Baidu, Inc., Class A
(e)
................ 21,850 372,669
Joyy, Inc., ADR .................... 916 28,130
Kakao Corp. ...................... 1,278 48,002
Kuaishou Technology
(d)(e)(f)
............. 13,700 94,162
Meta Platforms, Inc., Class A
(e)
.......... 8,206 2,354,958
NAVER Corp. ..................... 1,005 140,685
Scout24 SE
(d)(f)
.................... 1,490 94,415
Tencent Holdings Ltd. ................ 39,200 1,662,126
11,651,517
IT Services — 1.2%
Accenture plc, Class A ............... 4,536 1,399,719
Capgemini SE ..................... 301 56,992
Coforge Ltd. ...................... 135 7,783
Cognizant Technology Solutions Corp., Class A 15,654 1,021,893
Gartner, Inc.
(e)
..................... 3,350 1,173,538
Infosys Ltd. ....................... 2,852 46,453
Nomura Research Institute Ltd. ......... 6,600 182,341
VeriSign, Inc.
(e)
.................... 7,145 1,614,556
5,503,275
Leisure Products — 0.0%
Brunswick Corp. ................... 63 5,458
Sega Sammy Holdings, Inc. ............ 5,400 115,683
121,141
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 17,333 2,084,293
Danaher Corp. .................... 1,327 318,480
Mettler-Toledo International, Inc.
(e)
....... 8 10,493
Pharmaron Beijing Co. Ltd., Class H
(d)(e)(f)
... 1,500 4,651
Syngene International Ltd.
(d)(f)
........... 595 5,558
WuXi AppTec Co. Ltd., Class H
(d)(f)
....... 9,400 75,336
Wuxi Biologics Cayman, Inc.
(d)(e)(f)
........ 21,500 103,330
2,602,141
Machinery — 1.2%
Amada Co. Ltd. .................... 69,200 682,718
ANDRITZ AG ..................... 11,296 629,976
Caterpillar, Inc. .................... 1,625 399,831
Cummins India Ltd. ................. 3,707 87,992
Cummins, Inc. ..................... 455 111,548
Deere & Co. ...................... 578 234,200
GEA Group AG .................... 658 27,548
Graco, Inc. ....................... 430 37,131
Illinois Tool Works, Inc. ............... 576 144,092
Otis Worldwide Corp. ................ 15,707 1,398,080
Sandvik AB ....................... 342 6,677
Spirax-Sarco Engineering plc ........... 381 50,217
Turk Traktor ve Ziraat Makineleri A/S ...... 603 9,415
Wartsila OYJ Abp ................... 12,019 135,526
Xylem, Inc. ....................... 12,572 1,415,859
5,370,810
Marine Transportation — 0.1%
Evergreen Marine Corp. Taiwan Ltd. ...... 7,000 21,102
Kuehne + Nagel International AG (Registered) 890 263,642
Orient Overseas International Ltd. ....... 1,500 20,149
Security
Shares
Shares Value
Marine Transportation (continued)
Star Bulk Carriers Corp. .............. 1,139 $ 20,160
325,053
Media — 0.4%
Fox Corp., Class A .................. 35,816 1,217,744
Fox Corp., Class B .................. 13,633 434,756
1,652,500
Metals & Mining — 1.3%
Anglo American plc ................. 33,201 945,981
APERAM SA ...................... 420 13,115
APL Apollo Tubes Ltd. ............... 1,130 18,010
ArcelorMittal SA .................... 20,945 571,466
Aurubis AG ....................... 676 58,042
Boliden AB ....................... 16,077 465,882
Endeavour Mining plc ................ 306 7,334
Fortescue Metals Group Ltd. ........... 29,467 437,253
Franco-Nevada Corp. ................ 1,182 168,465
Freeport-McMoRan, Inc. .............. 813 32,520
Grupo Mexico SAB de CV ............. 3,975 19,112
Newmont Corp. .................... 8,980 383,087
Outokumpu OYJ ................... 8,352 44,707
POSCO Holdings, Inc. ............... 520 153,895
Reliance Steel & Aluminum Co. ......... 198 53,775
Rio Tinto Ltd. ..................... 951 72,827
Rio Tinto plc ...................... 1,920 122,015
Royal Gold, Inc. .................... 124 14,233
Southern Copper Corp. ............... 457 32,785
Steel Dynamics, Inc. ................. 177 19,281
thyssenkrupp AG ................... 63,294 495,747
Tibet Summit Resources Co. Ltd., Class A
(e)
. 4,900 12,351
Wheaton Precious Metals Corp. ......... 33,928 1,467,247
Zhejiang Huayou Cobalt Co. Ltd., Class A .. 5,000 31,663
5,640,793
Multi-Utilities — 0.2%
Engie SA ........................ 51,040 849,965
Public Service Enterprise Group, Inc. ..... 912 57,100
Sempra Energy .................... 1,264 184,026
1,091,091
Oil, Gas & Consumable Fuels — 2.5%
Aker BP ASA ...................... 2,301 53,985
ARC Resources Ltd. ................. 3,265 43,550
BP plc .......................... 44,611 259,742
Chevron Corp. ..................... 12,154 1,912,432
ConocoPhillips .................... 15,210 1,575,908
Crescent Point Energy Corp. ........... 16,131 108,616
Enbridge, Inc. ..................... 59,704 2,219,154
Enerplus Corp. .................... 9,269 134,338
EOG Resources, Inc. ................ 4,871 557,437
Equinor ASA ...................... 17,974 523,383
Exxon Mobil Corp. .................. 18,179 1,949,698
Marathon Oil Corp. .................. 10,222 235,310
Petroleo Brasileiro SA ................ 30,824 213,403
Shell plc ......................... 252 7,517
SK Innovation Co. Ltd.
(e)
.............. 990 120,022
TORM plc, Class A .................. 3,253 78,384
Tourmaline Oil Corp.
(g)
............... 6,866 323,514
Turkiye Petrol Rafinerileri A/S ........... 27,820 85,543
Valero Energy Corp. ................. 4,843 568,084
Var Energi ASA
(g)
................... 4,193 11,400
10,981,420
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd. ........... 1,326 113,917

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(e)
............... 153 $ 8,137
ANA Holdings, Inc.
(e)
................. 4,900 116,719
Qantas Airways Ltd.
(e)
................ 16,518 68,452
Singapore Airlines Ltd. ............... 39,800 210,862
404,170
Personal Care Products — 0.3%
LG H&H Co. Ltd. ................... 38 13,280
L'Oreal SA ....................... 143 66,706
Natura & Co. Holding SA
(e)
............ 3,188 11,165
Unilever plc ....................... 20,929 1,089,862
1,181,013
Pharmaceuticals — 3.4%
Astellas Pharma, Inc. ................ 80,100 1,192,887
AstraZeneca plc ................... 1,129 161,847
Asymchem Laboratories Tianjin Co. Ltd., Class
A ........................... 300 4,875
Bristol-Myers Squibb Co. .............. 20,207 1,292,238
Eli Lilly & Co. ..................... 2,968 1,391,933
GSK plc ......................... 14,112 250,101
Johnson & Johnson ................. 15,210 2,517,559
Merck & Co., Inc. ................... 16,361 1,887,896
Novartis AG (Registered) ............. 27,277 2,750,052
Novo Nordisk A/S, Class B ............ 11,433 1,846,885
Ono Pharmaceutical Co. Ltd. ........... 2,900 52,326
Otsuka Holdings Co. Ltd. ............. 10,500 385,157
Pfizer, Inc. ....................... 18,743 687,493
Roche Holding AG .................. 1,748 539,162
Shionogi & Co. Ltd. ................. 6,800 286,820
Takeda Pharmaceutical Co. Ltd. ......... 1,300 40,849
15,288,080
Professional Services — 1.0%
ExlService Holdings, Inc.
(e)
............ 38 5,740
Experian plc ...................... 30,421 1,167,589
Genpact Ltd. ...................... 15,022 564,377
Insperity, Inc. ...................... 524 62,335
ManpowerGroup, Inc. ................ 3,181 252,571
Paychex, Inc. ..................... 2,352 263,118
Recruit Holdings Co. Ltd. ............. 25,900 826,607
Robert Half International, Inc. ........... 3,104 233,483
Wolters Kluwer NV .................. 7,825 993,568
4,369,388
Real Estate Management & Development — 0.7%
China Resources Land Ltd. ............ 26,000 110,647
Country Garden Services Holdings Co. Ltd. . 23,000 29,846
Daito Trust Construction Co. Ltd. ........ 700 70,914
Daiwa House Industry Co. Ltd. .......... 14,300 377,834
FirstService Corp. .................. 877 135,064
Jones Lang LaSalle, Inc.
(e)
............. 1,436 223,729
Longfor Group Holdings Ltd.
(d)
.......... 2,500 6,105
Mitsubishi Estate Co. Ltd. ............. 24,600 292,256
Mitsui Fudosan Co. Ltd. .............. 72,700 1,449,014
Nomura Real Estate Holdings, Inc. ....... 14,700 349,487
Sun Hung Kai Properties Ltd. ........... 5,000 63,173
Tokyo Tatemono Co. Ltd. .............. 7,300 94,006
3,202,075
Retail REITs — 0.0%
Klepierre SA ...................... 2,607 64,769
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc. ................. 57 11,104
Applied Materials, Inc. ............... 17,399 2,514,851
ASML Holding NV .................. 1,996 1,447,756
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ASPEED Technology, Inc. ............. 1,000 $ 92,105
Broadcom, Inc. .................... 421 365,188
Disco Corp. ....................... 400 63,418
Formosa Sumco Technology Corp. ....... 9,000 48,677
Global Unichip Corp. ................ 11,000 569,341
Intel Corp. ....................... 9,995 334,233
JA Solar Technology Co. Ltd., Class A ..... 59,680 342,582
KLA Corp. ........................ 430 208,559
Koh Young Technology, Inc. ............ 432 5,088
Lam Research Corp. ................ 292 187,715
MediaTek, Inc. ..................... 3,000 66,408
Microchip Technology, Inc. ............. 338 30,281
NVIDIA Corp. ..................... 14,690 6,214,164
Parade Technologies Ltd. ............. 1,000 34,665
Power Integrations, Inc.
(g)
............. 133 12,591
QUALCOMM, Inc. .................. 4,439 528,419
Realtek Semiconductor Corp. .......... 14,000 174,561
RichWave Technology Corp. ........... 5,000 28,550
Risen Energy Co. Ltd., Class A
(e)
........ 2,900 10,248
Shenzhen SC New Energy Technology Corp.,
Class A ....................... 1,400 21,684
Silergy Corp. ...................... 1,000 12,457
Sino-American Silicon Products, Inc. ...... 21,000 109,521
StarPower Semiconductor Ltd., Class A .... 1,000 29,687
Taiwan Semiconductor Manufacturing Co. Ltd. 99,000 1,828,860
United Microelectronics Corp. .......... 1,000 1,571
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd. .......................... 2,500 24,470
15,318,754
Software — 4.2%
Adobe, Inc.
(e)
...................... 5,699 2,786,754
Autodesk, Inc.
(e)
.................... 556 113,763
Birlasoft Ltd. ...................... 2,210 9,713
Box, Inc., Class A
(e)
................. 1,983 58,261
Cadence Design Systems, Inc.
(e)
........ 303 71,060
Dropbox, Inc., Class A
(e)
.............. 11,602 309,425
Fortinet, Inc.
(e)
..................... 2,281 172,421
KPIT Technologies Ltd. ............... 10 133
Manhattan Associates, Inc.
(e)
........... 6,582 1,315,610
Microsoft Corp. .................... 34,075 11,603,901
Salesforce, Inc.
(e)
................... 461 97,391
SAP SE ......................... 14,903 2,035,860
Splunk, Inc.
(e)
..................... 181 19,202
Teradata Corp.
(e)
................... 1,691 90,316
Workday, Inc., Class A
(e)
.............. 592 133,727
18,817,537
Specialized REITs — 0.1%
VICI Properties, Inc. ................. 15,427 484,871
Specialty Retail — 0.9%
Best Buy Co., Inc. .................. 17,347 1,421,587
Dogus Otomotiv Servis ve Ticaret A/S ..... 1,052 6,894
Home Depot, Inc. (The) .............. 6,541 2,031,896
Industria de Diseno Textil SA ........... 164 6,361
Lojas Renner SA ................... 2,016 8,446
ZOZO, Inc. ....................... 15,000 311,170
3,786,354
Technology Hardware, Storage & Peripherals — 4.0%
Advantech Co. Ltd. ................. 1,000 13,166
Apple, Inc. ....................... 69,903 13,559,085
Dell Technologies, Inc., Class C
(g)
........ 13,353 722,531
Hewlett Packard Enterprise Co. ......... 48,843 820,562
HP, Inc. ......................... 42,138 1,294,058
Samsung Electronics Co. Ltd. .......... 19,094 1,051,378

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Wiwynn Corp. ..................... 2,000 $ 91,405
17,552,185
Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd. ............ 20,000 205,519
Burberry Group plc .................. 2,641 71,263
Hermes International ................ 506 1,099,902
Kering SA ........................ 1,681 928,247
Lululemon Athletica, Inc.
(e)
............. 4,116 1,557,906
LVMH Moet Hennessy Louis Vuitton SE .... 432 407,338
Makalot Industrial Co. Ltd. ............. 28,000 272,309
Mavi Giyim Sanayi ve Ticaret A/S, Class B
(d)(f)
3,600 10,786
Moncler SpA ...................... 3,434 237,591
Tapestry, Inc. ...................... 503 21,528
4,812,389
Trading Companies & Distributors — 0.1%
Mitsubishi Corp. .................... 1,600 77,355
Travis Perkins plc .................. 611 6,328
WW Grainger, Inc. .................. 419 330,419
414,102
Transportation Infrastructure — 0.0%
Flughafen Zurich AG (Registered) ........ 180 37,441
Grupo Aeroportuario del Centro Norte SAB de
CV .......................... 1,360 14,460
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 3,415 61,459
113,360
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa
MG
(e)
......................... 40,434 178,517
Cia de Saneamento do Parana
(e)
........ 2,380 10,870
United Utilities Group plc .............. 27,410 335,156
524,543
Wireless Telecommunication Services — 0.2%
Freenet AG ....................... 11,340 284,778
MTN Group Ltd. .................... 24,516 180,128
SK Telecom Co. Ltd. ................. 5,946 210,403
SoftBank Corp. .................... 11,500 122,881
SoftBank Group Corp. ............... 4,200 198,070
996,260
Total Common Stocks — 57.2%
(Cost: $234,595,716) ............................. 253,739,625
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
(d)
Rolls-Royce plc, 5.75%, 10/15/27 ....... USD 75 73,332
Spirit AeroSystems, Inc., 9.38%, 11/30/29 .. 30 32,117
105,449
Air Freight & Logistics — 0.0%
United Parcel Service, Inc.
4.45%, 04/01/30 ................. 20 19,922
6.20%, 01/15/38 ................. 15 16,767
36,689
Automobile Components — 0.0%
Allison Transmission, Inc., 5.88%, 06/01/29
(d)
173 168,731
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 ... 280 257,791
Security
Par (000)
Par (000) Value
Banks — 3.7%
Banco Santander SA
2.75%, 05/28/25 ................. USD 200 $ 187,759
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18%,
03/24/28
(a)
................... 400 374,442
Bank of America Corp.
7.25%, 10/15/25 ................. 38 38,854
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25
(a)
................... 269 256,842
(3-mo. LIBOR USD + 0.81%), 3.37%,
01/23/26
(a)
................... 34 32,576
(1-day SOFR + 1.15%), 1.32%, 06/19/26
(a)
186 170,380
(1-day SOFR + 1.01%), 1.20%, 10/24/26
(a)
131 117,873
(1-day SOFR + 0.96%), 1.73%, 07/22/27
(a)
390 348,178
(3-mo. LIBOR USD + 1.58%), 3.82%,
01/20/28
(a)
................... 78 73,753
(1-day SOFR + 1.05%), 2.55%, 02/04/28
(a)
379 342,080
(3-mo. LIBOR USD + 1.51%), 3.71%,
04/24/28
(a)
................... 89 83,416
(1-day SOFR + 1.58%), 4.38%, 04/27/28
(a)
240 230,396
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28
(a)
................... 39 36,253
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
210 215,848
(1-day SOFR + 1.06%), 2.09%, 06/14/29
(a)
335 285,808
(3-mo. LIBOR USD + 1.31%), 4.27%,
07/23/29
(a)
................... 145 137,575
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 107 99,067
(1-day SOFR + 2.16%), 5.02%, 07/22/33
(a)
430 420,645
Bank of Montreal, (5-Year USD Swap Semi +
1.43%), 3.80%, 12/15/32
(a)
.......... 340 299,709
Bank of Nova Scotia (The)
1.05%, 03/02/26 ................. 100 89,044
1.30%, 09/15/26 ................. 230 202,408
Barclays plc
(a)
(1-day SOFR + 2.71%), 2.85%, 05/07/26 370 346,536
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27 .................... 230 202,323
BPCE SA, 2.70%, 10/01/29
(d)
.......... 274 232,735
Citigroup, Inc.
4.40%, 06/10/25 ................. 94 91,304
(1-day SOFR + 0.69%), 2.01%, 01/25/26
(a)
538 505,394
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
460 423,311
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28
(a)
................... 266 248,681
(3-mo. CME Term SOFR + 1.45%), 4.08%,
04/23/29
(a)
................... 16 15,062
HSBC Holdings plc
(a)
(1-day SOFR + 1.43%), 3.00%, 03/10/26 370 350,783
(1-day SOFR + 1.29%), 1.59%, 05/24/27 490 432,455
(1-day SOFR + 1.10%), 2.25%, 11/22/27 570 505,767
(3-mo. LIBOR USD + 1.53%), 4.58%,
06/19/29 .................... 301 283,265
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(h)
..................... 200 149,582
(1-day SOFR + 1.19%), 2.80%, 05/24/32 490 396,317
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
.................... 470 440,955
JPMorgan Chase & Co.
(1-day SOFR + 1.85%), 2.08%, 04/22/26
(a)
25 23,413
2.95%, 10/01/26 ................. 80 74,983
(1-day SOFR + 0.80%), 1.05%, 11/19/26
(a)
180 161,231
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28
(a)
................... 127 120,807

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.17%), 2.95%, 02/24/28
(a)
USD 266 $ 244,232
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(a)
6 5,332
(1-day SOFR + 1.99%), 4.85%, 07/25/28
(a)
590 582,096
(3-mo. LIBOR USD + 1.33%), 4.45%,
12/05/29
(a)
................... 13 12,458
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(a)
650 659,421
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.00%), 2.44%, 02/05/26
(a)
.......... 730 687,270
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 200 183,115
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.54%,
07/20/27
(a)
................... 490 432,457
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
................... 380 339,871
Mizuho Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.65%,
05/22/26 .................... 460 430,296
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.55%,
07/09/27 .................... 500 441,099
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67%,
09/13/33 .................... 210 211,502
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 1.64%,
06/14/27 .................... 200 176,008
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52%,
09/30/28 .................... 860 843,006
Royal Bank of Canada, 0.88%, 01/20/26 ... 380 339,990
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50%, 03/09/29 40 39,565
(1-day SOFR + 2.70%), 6.57%, 06/12/29 250 245,147
Santander UK Group Holdings plc, (1-day
SOFR + 0.79%), 1.09%, 03/15/25
(a)
.... 237 227,053
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/26 ................. 116 110,874
5.52%, 01/13/28 ................. 200 200,765
5.71%, 01/13/30 ................. 200 202,395
5.77%, 01/13/33 ................. 510 524,755
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................ 370 332,595
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a)(d)
......... 90 84,800
Washington Mutual Escrow Bonds
(e)(i)(j)
0.00%, 11/06/09 ................. 100 250
0.00%, 09/29/17 ................. 400 —
16,604,162
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 343 331,681
Coca-Cola Co. (The)
2.25%, 01/05/32 ................. 290 246,755
3.00%, 03/05/51 ................. 1,460 1,112,340
Diageo Capital plc
1.38%, 09/29/25 ................. 470 432,318
2.00%, 04/29/30 ................. 780 657,314
2.13%, 04/29/32 ................. 270 219,369
5.50%, 01/24/33 ................. 1,030 1,089,031
Security
Par (000)
Par (000) Value
Beverages (continued)
PepsiCo, Inc.
4.20%, 07/18/52 ................. USD 670 $ 623,949
4.65%, 02/15/53 ................. 490 493,537
5,206,294
Biotechnology — 0.7%
Amgen, Inc., 2.20%, 02/21/27 ......... 200 181,707
Biogen, Inc.
2.25%, 05/01/30 ................. 790 659,983
3.25%, 02/15/51 ................. 430 300,174
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ..................... 2,440 1,944,849
3,086,713
Broadline Retail — 0.0%
eBay, Inc., 1.40%, 05/10/26 .......... 87 78,549
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(d)
86 78,475
157,024
Building Products — 0.4%
Builders FirstSource, Inc., 6.38%, 06/15/32
(d)
83 82,461
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,457
Johnson Controls International plc
3.90%, 02/14/26 ................. 870 836,574
2.00%, 09/16/31 ................. 100 79,942
Owens Corning, 3.40%, 08/15/26 ....... 110 103,834
Trane Technologies Luxembourg Finance SA,
3.80%, 03/21/29 ................ 560 527,565
1,639,833
Capital Markets — 1.9%
Ares Capital Corp., 2.88%, 06/15/27 ..... 145 125,633
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
.... 40 38,418
Blackstone Private Credit Fund, 4.00%,
01/15/29 ..................... 129 109,346
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ..................... 25 25,380
FactSet Research Systems, Inc.
2.90%, 03/01/27 ................. 790 724,745
3.45%, 03/01/32 ................. 37 31,474
FS KKR Capital Corp., 2.63%, 01/15/27 ... 125 106,554
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.51%), 0.66%, 09/10/24
(a)
21 20,764
3.75%, 02/25/26 ................. 37 35,513
3.50%, 11/16/26 ................. 27 25,313
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(a)
565 504,831
(1-day SOFR + 0.82%), 1.54%, 09/10/27
(a)
1,640 1,441,401
(1-day SOFR + 1.11%), 2.64%, 02/24/28
(a)
886 803,907
(3-mo. LIBOR USD + 1.51%), 3.69%,
06/05/28
(a)
................... 206 193,546
Moody's Corp., 3.25%, 01/15/28 ........ 69 64,253
Morgan Stanley
(1-day SOFR + 1.15%), 2.72%, 07/22/25
(a)
57 54,964
(1-day SOFR + 1.67%), 4.68%, 07/17/26
(a)
325 318,919
3.13%, 07/27/26 ................. 4 3,746
3.63%, 01/20/27 ................. 281 266,812
(1-day SOFR + 0.88%), 1.59%, 05/04/27
(a)
96 85,941
(1-day SOFR + 0.86%), 1.51%, 07/20/27
(a)
81 71,763
(1-day SOFR + 1.00%), 2.48%, 01/21/28
(a)
280 252,682
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28
(a)
................... 35 32,294
(3-mo. LIBOR USD + 1.14%), 3.77%,
01/24/29
(a)
................... 407 379,965
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30
(a)
................... 357 339,663
(1-day SOFR + 1.14%), 2.70%, 01/22/31
(a)
355 301,925
(1-day SOFR + 1.03%), 1.79%, 02/13/32
(a)
130 100,841

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.02%), 1.93%, 04/28/32
(a)
USD 24 $ 18,735
(1-day SOFR + 1.20%), 2.51%, 10/20/32
(a)
56 45,232
(1-day SOFR + 2.08%), 4.89%, 07/20/33
(a)
730 702,588
(1-day SOFR + 1.87%), 5.25%, 04/21/34
(a)
155 153,054
Morgan Stanley Domestic Holdings, Inc.,
3.80%, 08/24/27 ................ 62 58,779
Nasdaq, Inc.
5.65%, 06/28/25 ................. 55 55,159
5.55%, 02/15/34 ................. 125 125,491
Nomura Holdings, Inc., 3.00%, 01/22/32 ... 344 278,730
S&P Global, Inc.
2.45%, 03/01/27 ................. 280 258,259
4.75%, 08/01/28 ................. 125 124,242
3.90%, 03/01/62 ................. 3 2,479
8,283,341
Chemicals — 0.2%
Linde, Inc., 1.10%, 08/10/30 .......... 720 572,324
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
... 183 162,066
734,390
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
.................... 87 81,502
RELX Capital, Inc.
4.00%, 03/18/29 ................. 108 102,971
3.00%, 05/22/30 ................. 3 2,675
Republic Services, Inc.
2.90%, 07/01/26 ................. 42 39,356
3.95%, 05/15/28 ................. 47 45,054
271,558
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 162 156,844
2.30%, 11/15/30 ................. 610 492,736
2.75%, 05/24/31 ................. 440 360,474
5.60%, 06/01/32 ................. 240 237,812
1,247,866
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30 ... 980 832,544
Consumer Finance — 0.2%
American Express Co.
2.55%, 03/04/27 ................. 199 181,171
(1-day SOFR + 1.84%), 5.04%, 05/01/34
(a)
130 127,156
OneMain Finance Corp., 9.00%, 01/15/29 .. 25 25,211
Synchrony Financial
4.50%, 07/23/25 ................. 2 1,885
3.70%, 08/04/26 ................. 22 19,740
2.88%, 10/28/31 ................. 200 145,430
Toyota Motor Credit Corp.
3.05%, 03/22/27 ................. 270 252,862
1.90%, 04/06/28 ................. 290 253,996
1,007,451
Consumer Staples Distribution & Retail — 0.0%
(d)
Albertsons Cos., Inc., 6.50%, 02/15/28 .... 67 67,111
US Foods, Inc., 4.75%, 02/15/29 ....... 73 66,835
133,946
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25 ..... 150 140,491
Diversified REITs — 0.1%
Essential Properties LP, 2.95%, 07/15/31 .. 120 89,928
VICI Properties LP
5.63%, 05/01/24
(d)
................ 62 61,618
4.50%, 09/01/26
(d)
................ 18 17,005
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.75%, 02/01/27
(d)
................ USD 30 $ 29,362
5.13%, 05/15/32 ................. 280 261,980
459,893
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 8.38%, 10/01/30 .... 140 161,423
Level 3 Financing, Inc., 10.50%, 05/15/30
(d)
. 36 36,527
Uniti Group LP, 10.50%, 02/15/28
(d)
...... 40 39,683
Verizon Communications, Inc.
4.13%, 03/16/27 ................. 96 93,211
2.10%, 03/22/28 ................. 53 46,559
4.33%, 09/21/28 ................. 115 110,860
2.85%, 09/03/41 ................. 50 35,561
523,824
Electric Utilities — 0.4%
Avangrid, Inc.
3.20%, 04/15/25 ................. 620 589,437
3.80%, 06/01/29 ................. 140 127,583
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 14,978
Eversource Energy
Series U, 1.40%, 08/15/26 .......... 60 53,265
2.90%, 03/01/27 ................. 270 248,762
3.38%, 03/01/32 ................. 220 191,752
Exelon Corp.
2.75%, 03/15/27 ................. 19 17,386
5.10%, 06/15/45 ................. 10 9,262
4.10%, 03/15/52 ................. 7 5,643
NSTAR Electric Co.
3.25%, 05/15/29 ................. 280 256,348
3.95%, 04/01/30 ................. 300 283,128
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 80 74,941
2.05%, 08/01/50 ................. 31 18,243
1,890,728
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 13,872
CDW LLC, 3.57%, 12/01/31 .......... 66 55,692
Keysight Technologies, Inc.
4.60%, 04/06/27 ................. 620 610,074
3.00%, 10/30/29 ................. 720 630,643
1,310,281
Energy Equipment & Services — 0.0%
(d)
CGG SA, 8.75%, 04/01/27 ........... 200 167,345
Enerflex Ltd., 9.00%, 10/15/27 ......... 29 28,216
Venture Global LNG, Inc.
8.13%, 06/01/28 ................. 15 15,235
8.38%, 06/01/31 ................. 15 15,122
225,918
Entertainment — 0.1%
Electronic Arts, Inc.
4.80%, 03/01/26 ................. 250 247,969
1.85%, 02/15/31 ................. 122 98,817
346,786
Financial Services — 0.2%
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................ 58 48,945
Fiserv, Inc.
5.45%, 03/02/28 ................. 130 130,635
5.60%, 03/02/33 ................. 275 279,898
Mastercard, Inc.
3.30%, 03/26/27 ................. 100 95,521
2.00%, 11/18/31 ................. 390 321,997
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 14 13,008
Rocket Mortgage LLC, 4.00%, 10/15/33
(d)
.. 42 32,854

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Visa, Inc., 3.65%, 09/15/47 ........... USD 180 $ 152,325
1,075,183
Food Products — 0.8%
General Mills, Inc.
3.20%, 02/10/27 ................. 350 330,376
2.25%, 10/14/31 ................. 1,100 902,191
4.95%, 03/29/33 ................. 510 505,444
Kellogg Co.
3.40%, 11/15/27 ................. 190 177,909
4.30%, 05/15/28 ................. 850 820,425
2.10%, 06/01/30 ................. 90 74,575
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(d)
93 83,075
Unilever Capital Corp., 1.75%, 08/12/31 ... 600 484,318
3,378,313
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75%, 05/20/27 ................. 175 160,865
9.38%, 06/01/28
(d)
................ 30 30,468
ONE Gas, Inc., 4.25%, 09/01/32 ........ 45 42,527
233,860
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 160 148,933
Ryder System, Inc., 5.65%, 03/01/28 ..... 25 25,010
173,943
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 4.90%, 11/30/46 ..... 50 50,482
DH Europe Finance II Sarl, 2.60%, 11/15/29 1,360 1,196,874
1,247,356
Health Care Providers & Services — 1.1%
Community Health Systems, Inc., 6.88%,
04/15/29
(d)
.................... 52 32,475
DaVita, Inc., 4.63%, 06/01/30
(d)
........ 98 84,131
Elevance Health, Inc.
3.65%, 12/01/27 ................. 260 245,470
4.10%, 03/01/28 ................. 53 50,873
Encompass Health Corp., 4.75%, 02/01/30 . 110 100,155
HCA, Inc.
3.13%, 03/15/27
(d)
................ 160 146,934
5.20%, 06/01/28 ................. 170 168,617
3.63%, 03/15/32
(d)
................ 140 121,521
5.50%, 06/01/33 ................. 360 359,389
4.63%, 03/15/52
(d)
................ 160 131,480
5.90%, 06/01/53 ................. 110 108,971
Humana, Inc.
1.35%, 02/03/27 ................. 490 426,337
3.70%, 03/23/29 ................. 360 329,715
4.88%, 04/01/30 ................. 57 55,846
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 ..................... 40 35,729
Quest Diagnostics, Inc., 3.45%, 06/01/26 .. 100 95,263
Tenet Healthcare Corp., 6.13%, 10/01/28 .. 88 84,718
UnitedHealth Group, Inc.
5.30%, 02/15/30 ................. 350 358,577
4.20%, 05/15/32 ................. 1,500 1,431,992
4.50%, 04/15/33 ................. 90 87,660
5.88%, 02/15/53 ................. 60 66,644
5.05%, 04/15/53 ................. 250 248,487
4,770,984
Health Care REITs — 0.1%
Welltower OP LLC, 4.00%, 06/01/25 ..... 300 289,848
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.
(d)
8.13%, 07/01/27 ................. USD 95 $ 97,230
7.00%, 02/15/30 ................. 81 81,343
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ..................... 88 82,053
Hilton Grand Vacations Borrower Escrow LLC,
5.00%, 06/01/29
(d)
............... 91 80,758
Sands China Ltd., 5.90%, 08/08/28
(a)(c)
.... 75 71,297
Starbucks Corp., 2.00%, 03/12/27 ....... 250 224,510
Yum! Brands, Inc., 5.38%, 04/01/32 ...... 88 83,640
720,831
Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27 ......... 400 388,101
NVR, Inc., 3.00%, 05/15/30 ........... 470 407,085
Toll Brothers Finance Corp., 3.80%, 11/01/29 310 277,632
1,072,818
Household Products — 0.0%
Colgate-Palmolive Co., 3.25%, 08/15/32 ... 15 13,776
Industrial Conglomerates — 0.1%
nVent Finance SARL, 5.65%, 05/15/33 .... 410 403,073
Industrial REITs — 0.0%
Prologis LP, 5.25%, 06/15/53 .......... 25 24,566
Insurance — 0.6%
Alleghany Corp., 3.63%, 05/15/30 ....... 30 27,848
Ambac Assurance Corp., 5.10%
(d)(h)
...... 5 7,034
Arthur J Gallagher & Co., 3.50%, 05/20/51 . 330 236,016
Manulife Financial Corp., 4.15%, 03/04/26 .. 340 329,177
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 816 792,632
2.25%, 11/15/30 ................. 541 449,702
5.45%, 03/15/53 ................. 70 71,243
Progressive Corp. (The)
2.50%, 03/15/27 ................. 180 165,030
3.70%, 03/15/52 ................. 300 234,638
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 300 293,817
Trinity Acquisition plc, 4.40%, 03/15/26 .... 20 19,268
Willis North America, Inc., 2.95%, 09/15/29 . 190 163,440
2,789,845
IT Services — 0.3%
CGI, Inc., 2.30%, 09/14/31 ........... 520 406,688
Cogent Communications Group, Inc., 7.00%,
06/15/27
(d)
.................... 250 241,875
Gartner, Inc., 4.50%, 07/01/28
(d)
........ 185 172,829
International Business Machines Corp.
2.20%, 02/09/27 ................. 280 254,579
4.40%, 07/27/32 ................. 130 124,636
Open Text Holdings, Inc., 4.13%, 02/15/30
(d)
99 83,834
VeriSign, Inc., 2.70%, 06/15/31 ........ 180 149,821
1,434,262
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
3.05%, 09/22/26 ................. 545 504,539
2.10%, 06/04/30 ................. 97 79,702
2.30%, 03/12/31 ................. 1,040 851,085
1,435,326
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 01/01/31
(d)
... 77 81,698
Cummins, Inc.
0.75%, 09/01/25 ................. 190 172,976
1.50%, 09/01/30 ................. 420 339,812
Otis Worldwide Corp., 2.57%, 02/15/30 ... 23 19,829

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Wabash National Corp., 4.50%, 10/15/28
(d)
. USD 200 $ 173,424
787,739
Media — 0.1%
DirecTV Financing LLC, 5.88%, 08/15/27
(d)
. 93 84,224
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/24 ................. 15 14,758
4.65%, 10/01/28 ................. 170 163,539
2.40%, 03/01/31 ................. 32 26,049
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
... 92 82,989
371,559
Metals & Mining — 0.6%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 720 613,707
FMG Resources August 2006 Pty. Ltd.
(d)
5.88%, 04/15/30 ................. 85 80,941
6.13%, 04/15/32 ................. 84 80,052
Mineral Resources Ltd., 8.50%, 05/01/30
(d)
. 250 250,983
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 .... 760 821,006
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51 380 258,783
Rio Tinto Finance USA plc, 5.13%, 03/09/53 150 151,251
Steel Dynamics, Inc.
2.80%, 12/15/24 ................. 35 33,401
2.40%, 06/15/25 ................. 330 308,221
2,598,345
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 24 18,929
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 30 29,492
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(d)
.................... 52 48,555
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 ................. 16 17,765
5.00%, 08/15/42 ................. 20 16,959
MPLX LP, 5.65%, 03/01/53 ........... 110 102,770
ONEOK, Inc.
5.85%, 01/15/26 ................. 330 331,221
6.35%, 01/15/31 ................. 380 391,378
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
.. 176 162,217
1,100,357
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
1.75%, 09/30/25
(d)
................ 22 20,199
0.95%, 05/15/26
(d)
................ 10 8,841
7.75%, 11/15/29 ................. 20 22,570
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
. 200 175,070
226,680
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 64 63,569
Series 2016-1, Class B, 5.25%, 01/15/24 39 38,305
Series 2017-1, Class B, 4.95%, 02/15/25 13 12,575
Series 2019-1, Class B, 3.85%, 02/15/28 54 45,591
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ..... 29 25,898
185,938
Pharmaceuticals — 1.0%
Astrazeneca Finance LLC
1.20%, 05/28/26 ................. 380 342,890
1.75%, 05/28/28 ................. 390 337,910
2.25%, 05/28/31 ................. 280 236,263
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.88%, 03/03/33 ................. USD 420 $ 426,030
Bausch Health Cos., Inc., 11.00%, 09/30/28
(d)
42 29,832
Bristol-Myers Squibb Co., 2.95%, 03/15/32 . 200 176,736
Eli Lilly & Co.
4.88%, 02/27/53 ................. 80 82,169
4.95%, 02/27/63 ................. 465 474,541
Jazz Securities DAC, 4.38%, 01/15/29
(d)
... 200 178,438
Johnson & Johnson, 2.25%, 09/01/50 .... 370 245,155
Merck & Co., Inc.
2.15%, 12/10/31 ................. 420 347,987
2.45%, 06/24/50 ................. 30 19,677
2.75%, 12/10/51 ................. 19 13,105
5.00%, 05/17/53 ................. 85 86,108
Novartis Capital Corp., 2.20%, 08/14/30 ... 855 739,072
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 ................. 30 31,190
5.34%, 05/19/63 ................. 20 20,239
Zoetis, Inc.
4.50%, 11/13/25 ................. 370 363,942
3.00%, 09/12/27 ................. 110 102,470
2.00%, 05/15/30 ................. 70 58,412
4,312,166
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(d)
.. 37 32,266
Automatic Data Processing, Inc., 1.70%,
05/15/28 ..................... 1,510 1,325,394
Thomson Reuters Corp., 3.35%, 05/15/26 .. 530 504,296
1,861,956
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26 .... 170 165,119
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
90 80,107
245,226
Retail REITs — 0.0%
Realty Income Corp.
3.00%, 01/15/27 ................. 5 4,610
3.25%, 01/15/31 ................. 40 34,962
39,572
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.
(d)
2.60%, 02/15/33 ................. 120 93,779
3.75%, 02/15/51 ................. 300 220,615
Lam Research Corp., 3.75%, 03/15/26 .... 56 54,352
NVIDIA Corp.
1.55%, 06/15/28 ................. 190 165,818
2.00%, 06/15/31 ................. 870 728,639
3.50%, 04/01/50 ................. 50 40,632
3.70%, 04/01/60 ................. 180 148,399
NXP BV
3.88%, 06/18/26 ................. 25 24,011
4.30%, 06/18/29 ................. 172 161,222
3.40%, 05/01/30 ................. 70 61,911
2.50%, 05/11/31 ................. 189 154,167
Texas Instruments, Inc.
1.90%, 09/15/31 ................. 97 79,728
3.65%, 08/16/32 ................. 1,020 946,942
4.90%, 03/14/33 ................. 220 225,409
3,105,624
Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30 .......... 1,010 885,982
Autodesk, Inc.
3.50%, 06/15/27 ................. 81 76,702
2.40%, 12/15/31 ................. 54 44,188
Gen Digital, Inc., 7.13%, 09/30/30
(d)
...... 113 113,189

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Intuit, Inc.
1.35%, 07/15/27 ................. USD 860 $ 753,637
1.65%, 07/15/30 ................. 1,060 859,859
Oracle Corp.
4.50%, 05/06/28 ................. 60 58,377
4.65%, 05/06/30 ................. 40 38,648
4.90%, 02/06/33 ................. 210 203,848
5.55%, 02/06/53 ................. 115 111,360
Roper Technologies, Inc., 1.75%, 02/15/31 . 26 20,625
Salesforce, Inc., 3.05%, 07/15/61 ....... 10 6,782
ServiceNow, Inc., 1.40%, 09/01/30 ...... 850 672,996
VMware, Inc.
1.80%, 08/15/28 ................. 784 657,108
2.20%, 08/15/31 ................. 150 117,870
4,621,171
Specialized REITs — 0.1%
American Tower Corp., 1.45%, 09/15/26 ... 120 105,568
Equinix, Inc.
1.00%, 09/15/25 ................. 151 136,322
1.45%, 05/15/26 ................. 160 142,848
Iron Mountain, Inc., 5.25%, 07/15/30
(d)
.... 200 180,211
564,949
Specialty Retail — 0.3%
Bath & Body Works, Inc., 6.95%, 03/01/33 . 37 33,191
Home Depot, Inc. (The)
1.50%, 09/15/28 ................. 300 256,762
1.38%, 03/15/31 ................. 31 24,483
1.88%, 09/15/31 ................. 400 325,365
4.50%, 12/06/48 ................. 17 15,752
Lowe's Cos., Inc.
4.00%, 04/15/25 ................. 170 165,495
3.35%, 04/01/27 ................. 450 424,980
3.65%, 04/05/29 ................. 93 86,174
1,332,202
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.95%, 08/08/52 ................. 185 163,050
4.10%, 08/08/62 ................. 40 35,014
Xerox Holdings Corp., 5.50%, 08/15/28
(d)
.. 96 81,679
279,743
Total Corporate Bonds — 19.2%
(Cost: $89,732,610) .............................. 85,387,843
Floating Rate Loan Interests
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (3-mo. LIBOR USD + 3.75%),
0.00%
,
 02/21/24
(a)(e)(i)(j)
............. 7 910
Total Floating Rate Loan Interests — 0.0%
(Cost: $7,000) ................................. 910
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(k)
....... 55,212 8,714,110
Total Investment Companies — 2.0%
(Cost: $8,730,480) .............................. 8,714,110
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. LIBOR
USD at 0.35% Floor and 5.42% Cap +
0.35%), 5.42%, 06/25/35
(a)
........ USD 40 $ 32,505
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 19 9,881
Series 2006-OC10, Class 2A3, (1-mo.
LIBOR USD at 0.46% Floor + 0.46%),
5.61%, 11/25/36
(a)
.............. 23 19,807
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.43%,
04/25/47
(a)
................... 20 17,731
Series 2007-OA3, Class 2A2, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.51%,
04/25/47
(a)
................... 1 114
Series 2007-OA8, Class 2A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.51%,
06/25/47
(a)
................... 12 9,369
Series 2007-OH2, Class A2A, (1-mo. LIBOR
USD at 0.48% Floor and 10.00% Cap +
0.48%), 5.63%, 08/25/47
(a)
........ 6 4,676
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 4.92%, 10/25/46
(a)
44 30,483
APS Resecuritization Trust
(a)(d)
Series 2016-1, Class 1MZ, 2.99%, 07/31/57 140 56,499
Series 2016-3, Class 3A, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.00%,
09/27/46 .................... 14 14,139
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(d)
..... 52 14,431
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. LIBOR USD
at 0.28% Floor and 11.00% Cap + 0.28%),
5.43%, 08/25/36
(a)
................ 11 10,734
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 266 119,343
Citicorp Mortgage Securities Trust, Series
2008-2, Class 1A1, 6.50%, 06/25/38 .... 23 17,632
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
..................... 109 45,877
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, (1-
mo. LIBOR USD at 1.35% Floor and 6.25%
Cap + 1.35%), 6.25%, 11/25/35
(a)
...... 18 4,214
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
........ 23 14,700
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.49%,
08/25/47
(a)
..................... 80 71,017
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
5.98%, 03/25/36
(a)
................ 5 4,387
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 1 1,086
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.38%, 09/25/37
(a)
28 17,959

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (1-mo. LIBOR USD at 0.42%
Floor and 11.50% Cap + 0.42%), 5.57%,
03/25/37
(a)
..................... USD 32 $ 28,753
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(d)
. 33 30,905
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
LIBOR USD at 0.42% Floor + 0.42%),
5.57%, 06/25/37
(a)
................ 4 3,771
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.85%,
04/25/36
(a)
..................... 7 4,385
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.53%, 06/25/36
(a)
.......... 11 9,374
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 32 28,734
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(a)(c)
.................. 40 33,624
656,130
Commercial Mortgage-Backed Securities — 0.0%
(a)(d)
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.60%,
01/25/36 .................... 14 12,616
Series 2005-4A, Class M1, (1-mo. LIBOR
USD at 0.45% Floor + 0.68%), 5.83%,
01/25/36 .................... 10 9,461
Series 2006-1A, Class A2, (1-mo. LIBOR
USD at 0.54% Floor + 0.54%), 5.69%,
04/25/36 .................... 6 5,527
Series 2006-3A, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.38%), 5.53%,
10/25/36 .................... 8 6,925
Series 2006-3A, Class A2, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.60%,
10/25/36 .................... 8 6,941
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class
1A, (1-mo. LIBOR USD at 0.25% Floor +
0.25%), 5.40%, 03/25/37 ............ 1 837
42,307
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a)(d)
....... 1,000 28
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(d)(l)
.... 37 3,959
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $863,019) ................................ 702,424
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Capital Trust VII . 130 —
Lehman Brothers Holdings, Inc. ......... 490 —
Total Other Interests — 0.0%
(Cost: $6) .................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.2%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) 138 $ 15,726
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 93,441 322,385
Bancolombia SA (Preference) .......... 11,335 76,051
Itau Unibanco Holding SA (Preference) .... 5,890 34,935
433,371
Chemicals — 0.1%
Braskem SA (Preference), Series A
(e)
..... 18,042 105,203
Sociedad Quimica y Minera de Chile SA
(Preference) .................... 5,525 402,435
507,638
Passenger Airlines — 0.0%
Azul SA (Preference)
(e)
............... 26,852 122,870
Total Preferred Securities — 0.2%
(Cost: $1,207,277) .............................. 1,079,605
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 8.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... USD 144 134,068
3.00%, 09/01/27 - 12/01/46 .......... 250 230,766
3.50%, 04/01/31 - 01/01/48 .......... 394 370,713
4.00%, 08/01/40 - 12/01/45 .......... 62 59,625
4.50%, 02/01/39 - 04/01/49 .......... 459 451,383
5.00%, 10/01/41 - 11/01/48 .......... 90 91,139
5.50%, 06/01/41 ................. 41 42,329
6.00%, 01/01/34 ................. 30 30,168
Federal National Mortgage Association,
4.00%, 01/01/41 ................. 4 4,260
Government National Mortgage Association
2.00%, 07/20/23
(n)
................ 663 557,373
2.00%, 08/20/50 - 04/20/52 .......... 3,500 2,944,766
2.50%, 07/20/23
(n)
................ 600 519,516
2.50%, 07/20/51 - 07/20/52 .......... 5,178 4,484,571
3.00%, 07/20/23
(n)
................ 770 688,393
3.00%, 02/15/45 - 09/20/52 .......... 3,125 2,801,145
3.50%, 07/20/23
(n)
................ 711 656,203
3.50%, 01/15/42 - 02/20/52 .......... 1,132 1,060,305
4.00%, 07/20/23
(n)
................ 694 656,670
4.00%, 04/20/39 - 12/20/47 .......... 202 194,944
4.50%, 07/20/23
(n)
................ 172 166,007
4.50%, 12/20/39 - 04/20/50 .......... 266 261,476
5.00%, 07/20/23
(n)
................ 275 270,230
5.00%, 12/15/38 - 07/20/42 .......... 56 56,552
5.50%, 07/20/23
(n)
................ 650 646,953
7.50%, 03/15/32 ................. 1 1,208
Uniform Mortgage-Backed Securities
2.00%, 07/13/23 - 07/18/23
(n)
......... 1,025 890,580
2.00%, 10/01/31 - 02/01/52 .......... 3,741 3,098,482
2.50%, 07/13/23 - 07/18/23
(n)
......... 700 615,385
2.50%, 09/01/27 - 02/01/52 .......... 1,913 1,683,419
3.00%, 04/01/29 - 03/01/52 .......... 1,965 1,789,461
3.50%, 07/18/23
(n)
................ 61 57,995
3.50%, 08/01/30 - 01/01/51 .......... 2,581 2,393,972
4.00%, 07/13/23 - 07/18/23
(n)
......... 250 235,272
4.00%, 10/01/33 - 01/01/51 .......... 1,275 1,222,432
4.50%, 07/13/23
(n)
................ 75 72,105
4.50%, 02/01/25 - 05/01/49 .......... 2,142 2,107,648

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 07/13/23
(n)
................ USD 3,250 $ 3,184,492
5.00%, 09/01/35 - 05/01/49 .......... 160 160,617
5.50%, 02/01/35 - 04/01/41 .......... 263 268,515
6.00%, 12/01/27 - 06/01/41 .......... 151 156,561
6.50%, 05/01/40 ................. 42 43,929
Total U.S. Government Sponsored Agency Securities — 8.0%
(Cost: $38,046,897) .............................. 35,361,628
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 66 69,006
4.50%, 08/15/39 ................. 82 88,144
4.38%, 11/15/39 ................. 82 86,817
1.13%, 05/15/40 - 08/15/40 .......... 694 448,050
1.38%, 11/15/40 ................. 347 232,165
2.25%, 05/15/41 - 02/15/52 .......... 13,000 9,537,031
2.38%, 02/15/42 ................. 4,000 3,114,219
3.13%, 02/15/43 ................. 332 289,527
2.88%, 05/15/43 - 11/15/46 .......... 597 496,108
3.63%, 08/15/43 ................. 332 311,626
3.75%, 11/15/43 ................. 332 317,293
2.50%, 02/15/45 ................. 593 459,112
3.00%, 02/15/47 ................. 1,500 1,262,930
1.63%, 11/15/50 ................. 3 1,863
1.88%, 11/15/51 ................. 1,000 660,078
U.S. Treasury Inflation Linked Notes ,
1.25%, 04/15/28 ................. 2,630 2,544,126
U.S. Treasury Notes
0.50%, 05/31/27 ................. 129 111,530
2.25%, 08/15/27 ................. 798 737,682
1.25%, 03/31/28 - 09/30/28 .......... 1,047 915,432
2.88%, 08/15/28 ................. 188 177,087
3.13%, 11/15/28 ................. 363 345,800
1.75%, 01/31/29 - 11/15/29 .......... 1,239 1,086,477
2.63%, 02/15/29 ................. 63 58,376
1.88%, 02/28/29 - 02/15/32 .......... 12,352 10,850,847
2.38%, 05/15/29 ................. 7,063 6,439,469
1.63%, 08/15/29 - 05/15/31 .......... 492 424,028
1.50%, 02/15/30 ................. 23 19,699
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13%, 02/15/31 ................. USD 179 $ 147,200
1.38%, 11/15/31 ................. 3 2,474
Total U.S. Treasury Obligations — 9.3%
(Cost: $48,365,772) .............................. 41,234,196
Total Long-Term Investments — 96.3%
(Cost: $422,644,789) ............................. 427,067,627
Shares
Shares
Short-Term Securities
Money Market Funds — 3.2%
(k)(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 12,493,946 12,493,946
SL Liquidity Series, LLC, Money Market Series,
5.28%
(p)
....................... 1,655,572 1,655,738
Total Money Market Funds — 3.2%
(Cost: $14,149,809) .............................. 14,149,684
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills
(q)
5.36%, 10/03/23 ................. 1,300 1,282,832
4.88%, 10/26/23 ................. 2,300 2,261,795
5.02%, 11/09/23 ................. 1,725 1,692,940
5.16%, 11/16/23 ................. 1,400 1,372,604
5.43%, 12/28/23 ................. 2,000 1,948,219
Total U.S. Treasury Obligations — 1.9%
(Cost: $8,560,985) .............................. 8,558,390
Total Short-Term Securities — 5.1%
(Cost: $22,710,794) .............................. 22,708,074
Total Investments — 101.4%
(Cost: $445,355,583 ) ............................. 449,775,701
Liabilities in Excess of Other Assets — (1.4)% ............ (6,033,779)
Net Assets — 100.0% ..............................
$ 443,741,922
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Affiliate of the Fund.
(l)
Zero-coupon bond.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 21,365,821 $ — $ (8,871,875)
(a)
$ — $ — $ 12,493,946 12,493,946 $ 326,836 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,141,813 — (6,487,376)
(a)
2,141 (840) 1,655,738 1,655,572 21,448
(b)
—
iShares MSCI India ETF
(c)
..... 2,777,296 502,981 (3,218,244) (339,701) 277,668 — — — —
iShares Russell 1000 Value ETF — 8,730,480 — — (16,370) 8,714,110 55,212 76,748 —
$ (337,560) $ 260,458 $ 22,863,794 $ 425,032 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ......................................................... 3 09/14/23 $ 552 $ 8,796
MSCI EAFE E-Mini Index ..................................................... 6 09/15/23 647 3,760
MSCI Emerging Markets E-Mini Index ............................................ 6 09/15/23 299 (3,284)
S&P 500 E-Mini Index ....................................................... 7 09/15/23 1,571 48,500
U.S. Treasury 10-Year Note ................................................... 49 09/20/23 5,503 (93,819)
U.S. Treasury Long Bond ..................................................... 52 09/20/23 6,609 (8,129)
U.S. Treasury 2-Year Note .................................................... 66 09/29/23 13,423 (195,953)
(240,129)
Short Contracts
MSCI EAFE E-Mini Index ..................................................... 24 09/15/23 2,587 (20,587)
MSCI Emerging Markets E-Mini Index ............................................ 40 09/15/23 1,996 24,269
S&P 500 E-Mini Index ....................................................... 39 09/15/23 8,752 (152,397)
U.S. Treasury 10-Year Note ................................................... 136 09/20/23 15,272 277,879
U.S. Treasury 10-Year Ultra Note ............................................... 26 09/20/23 3,081 28,778
U.S. Treasury Ultra Bond ..................................................... 41 09/20/23 5,598 (74,868)
U.S. Treasury 5-Year Note .................................................... 186 09/29/23 19,925 379,908
462,982
$ 222,853
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 5,860,654 USD 4,377,248 Toronto Dominion Bank 09/20/23 $ 52,160
EUR 7,594,727 USD 8,223,209 Barclays Bank plc 09/20/23 96,693
USD 1,229,212 JPY 168,903,000 Bank of America NA 09/20/23 44,252
193,105
AUD 6,616,796 USD 4,425,803 Barclays Bank plc 09/20/23 (8,283)
USD 122,351 EUR 113,000 Barclays Bank plc 09/20/23 (1,439)
USD 124,574 GBP 99,100 Bank of America NA 09/20/23 (1,309)
(11,031)
$ 182,074
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 3,900 $ (114,887) $ (9,683) $ (105,204)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 21,000 (320,592) (187,267) (133,325)
$ (435,479) $ (196,950) $ (238,529)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.02% ......... Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/24 USD 23,728 $ 1,146,001 $ — $ 1,146,001
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ (196,950) $ — $ (238,529)
OTC Swaps ................................................................... — — 1,146,001 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 85,325 $ — $ 686,565 $ — $ 771,890
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 193,105 — — 193,105
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,146,001 — — — 1,146,001
$ — $ — $ 1,231,326 $ 193,105 $ 686,565 $ — $ 2,110,996
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 176,268 $ — $ 372,769 $ — $ 549,037
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 11,031 — — 11,031
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 238,529 — — — — 238,529
$ — $ 238,529 $ 176,268 $ 11,031 $ 372,769 $ — $ 798,597
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (46,681) $ — $ 679,598 $ — $ 632,917
Forward foreign currency exchange contracts .... — — — 198,674 — — 198,674
Swaps .............................. — (407,903) 3,419,918 — — — 3,012,015
$ — $ (407,903) $ 3,373,237 $ 198,674 $ 679,598 $ — $ 3,843,606
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 55,205 $ — $ 262,144 $ — $ 317,349
Forward foreign currency exchange contracts .... — — — 210,232 — — 210,232
Swaps .............................. — 8,398 (884,787) — — — (876,389)
$ — $ 8,398 $ (829,582) $ 210,232 $ 262,144 $ — $ (348,808)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 19,277,092
Average notional value of contracts — short ................................................................................. $ 50,286,041
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,483,986
Average amounts sold — in USD ........................................................................................ $ 12,541,736
Credit default swaps
Average notional value — buy protection ................................................................................... $ 12,450,000
Total return swaps
Average notional value ............................................................................................... $ 23,305,400
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 74,136 $ 199,116
Forward foreign currency exchange contracts ................................................................. 193,105 11,031
Swaps — centrally cleared .............................................................................. — 71,920
Swaps — OTC
(a)
..................................................................................... 1,146,001 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,413,242 $ 282,067
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(74,136) (271,036)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,339,106 $ 11,031
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 44,252 $ (1,309) $ — $ — $ 42,943
Barclays Bank plc ................................ 96,693 (9,722) — — 86,971
BNP Paribas SA ................................. 1,146,001 — — (990,000) 156,001
Toronto Dominion Bank ............................ 52,160 — — — 52,160
$ 1,339,106 $ (11,031) $ — $ (990,000) $ 338,075

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 1,309 $ (1,309) $ — $ — $ —
Barclays Bank plc ................................ 9,722 (9,722) — — —
$ 11,031 $ (11,031) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 847,286 $ — $ 847,286
Common Stocks
Aerospace & Defense .................................... 194,340 645,585 — 839,925
Air Freight & Logistics .................................... 253,199 296,711 — 549,910
Automobile Components .................................. 551,801 376,161 — 927,962
Automobiles .......................................... 4,555,475 4,357,966 — 8,913,441
Banks ............................................... 4,564,904 9,139,119 — 13,704,023
Beverages ........................................... 5,573,188 812,869 — 6,386,057
Biotechnology ......................................... 3,256,919 670,632 — 3,927,551
Broadline Retail ........................................ 8,173,367 1,083,780 — 9,257,147
Building Products ....................................... 121,680 237,792 — 359,472
Capital Markets ........................................ 2,942,432 1,818,334 — 4,760,766
Chemicals ............................................ 694,682 3,321,676 — 4,016,358
Commercial Services & Supplies ............................. 280,650 — — 280,650
Communications Equipment ................................ 1,899,152 65,427 — 1,964,579
Construction & Engineering ................................ 2,906,447 211,704 — 3,118,151
Consumer Finance ...................................... 2,610,165 15,328 — 2,625,493
Consumer Staples Distribution & Retail ........................ 3,638,589 2,700,709 — 6,339,298
Containers & Packaging .................................. 72,065 — — 72,065
Diversified Consumer Services .............................. 18,230 20,103 — 38,333
Diversified Telecommunication Services ........................ — 770,225 — 770,225
Electric Utilities ........................................ 1,867,127 913,490 — 2,780,617
Electrical Equipment ..................................... 315,990 4,094,260 — 4,410,250
Electronic Equipment, Instruments & Components ................. 624,756 1,795,045 — 2,419,801
Energy Equipment & Services .............................. 671,693 44,249 — 715,942
Entertainment ......................................... 352,524 59,513 — 412,037
Financial Services ...................................... 5,886,124 189,351 — 6,075,475
Food Products ......................................... 2,532,436 2,143,760 — 4,676,196
Gas Utilities ........................................... — 22,005 — 22,005
Ground Transportation ................................... 1,207,504 — — 1,207,504
Health Care Equipment & Supplies ........................... 4,658,236 — — 4,658,236
Health Care Providers & Services ............................ 6,040,665 — — 6,040,665
Health Care Technology .................................. 114,596 — — 114,596
Hotels, Restaurants & Leisure .............................. 1,994,136 1,937,612 — 3,931,748
Household Durables ..................................... — 375,095 — 375,095
Household Products ..................................... 513,923 — — 513,923
Independent Power and Renewable Electricity Producers ............ 160,675 — — 160,675
Industrial Conglomerates .................................. 3,506,733 1,684,269 — 5,191,002
Industrial REITs ........................................ — 464,440 — 464,440

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ 5,846,260 $ 2,488,244 $ — $ 8,334,504
Interactive Media & Services ............................... 8,898,000 2,753,517 — 11,651,517
IT Services ........................................... 5,209,706 293,569 — 5,503,275
Leisure Products ....................................... 5,458 115,683 — 121,141
Life Sciences Tools & Services .............................. 2,413,266 188,875 — 2,602,141
Machinery ............................................ 3,750,156 1,620,654 — 5,370,810
Marine Transportation .................................... 20,160 304,893 — 325,053
Media ............................................... 1,652,500 — — 1,652,500
Metals & Mining ........................................ 2,197,839 3,442,954 — 5,640,793
Multi-Utilities .......................................... 241,126 849,965 — 1,091,091
Oil, Gas & Consumable Fuels ............................... 9,841,444 1,139,976 — 10,981,420
Paper & Forest Products .................................. 113,917 — — 113,917
Passenger Airlines ...................................... 8,137 396,033 — 404,170
Personal Care Products .................................. 11,165 1,169,848 — 1,181,013
Pharmaceuticals ....................................... 7,777,119 7,510,961 — 15,288,080
Professional Services .................................... 1,381,624 2,987,764 — 4,369,388
Real Estate Management & Development ....................... 358,793 2,843,282 — 3,202,075
Retail REITs .......................................... — 64,769 — 64,769
Semiconductors & Semiconductor Equipment .................... 10,407,105 4,911,649 — 15,318,754
Software ............................................. 16,771,831 2,045,706 — 18,817,537
Specialized REITs ...................................... 484,871 — — 484,871
Specialty Retail ........................................ 3,468,823 317,531 — 3,786,354
Technology Hardware, Storage & Peripherals .................... 16,396,236 1,155,949 — 17,552,185
Textiles, Apparel & Luxury Goods ............................ 1,590,220 3,222,169 — 4,812,389
Trading Companies & Distributors ............................ 330,419 83,683 — 414,102
Transportation Infrastructure ............................... 75,919 37,441 — 113,360
Water Utilities ......................................... 189,387 335,156 — 524,543
Wireless Telecommunication Services ......................... — 996,260 — 996,260
Corporate Bonds
Aerospace & Defense .................................... — 105,449 — 105,449
Air Freight & Logistics .................................... — 36,689 — 36,689
Automobile Components .................................. — 168,731 — 168,731
Automobiles .......................................... — 257,791 — 257,791
Banks ............................................... — 16,603,912 250 16,604,162
Beverages ........................................... — 5,206,294 — 5,206,294
Biotechnology ......................................... — 3,086,713 — 3,086,713
Broadline Retail ........................................ — 157,024 — 157,024
Building Products ....................................... — 1,639,833 — 1,639,833
Capital Markets ........................................ — 8,283,341 — 8,283,341
Chemicals ............................................ — 734,390 — 734,390
Commercial Services & Supplies ............................. — 271,558 — 271,558
Communications Equipment ................................ — 1,247,866 — 1,247,866
Construction & Engineering ................................ — 832,544 — 832,544
Consumer Finance ...................................... — 1,007,451 — 1,007,451
Consumer Staples Distribution & Retail ........................ — 133,946 — 133,946
Distributors ........................................... — 140,491 — 140,491
Diversified REITs ....................................... — 459,893 — 459,893
Diversified Telecommunication Services ........................ — 523,824 — 523,824
Electric Utilities ........................................ — 1,890,728 — 1,890,728
Electronic Equipment, Instruments & Components ................. — 1,310,281 — 1,310,281
Energy Equipment & Services .............................. — 225,918 — 225,918
Entertainment ......................................... — 346,786 — 346,786
Financial Services ...................................... — 1,075,183 — 1,075,183
Food Products ......................................... — 3,378,313 — 3,378,313
Gas Utilities ........................................... — 233,860 — 233,860
Ground Transportation ................................... — 173,943 — 173,943
Health Care Equipment & Supplies ........................... — 1,247,356 — 1,247,356
Health Care Providers & Services ............................ — 4,770,984 — 4,770,984
Health Care REITs ...................................... — 289,848 — 289,848
Hotels, Restaurants & Leisure .............................. — 720,831 — 720,831
Household Durables ..................................... — 1,072,818 — 1,072,818
Household Products ..................................... — 13,776 — 13,776
Industrial Conglomerates .................................. — 403,073 — 403,073
Industrial REITs ........................................ — 24,566 — 24,566
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 2,789,845 $ — $ 2,789,845
IT Services ........................................... — 1,434,262 — 1,434,262
Life Sciences Tools & Services .............................. — 1,435,326 — 1,435,326
Machinery ............................................ — 787,739 — 787,739
Media ............................................... — 371,559 — 371,559
Metals & Mining ........................................ — 2,598,345 — 2,598,345
Office REITs .......................................... — 18,929 — 18,929
Oil, Gas & Consumable Fuels ............................... — 1,100,357 — 1,100,357
Paper & Forest Products .................................. — 226,680 — 226,680
Passenger Airlines ...................................... — 185,938 — 185,938
Pharmaceuticals ....................................... — 4,312,166 — 4,312,166
Professional Services .................................... — 1,861,956 — 1,861,956
Real Estate Management & Development ....................... — 245,226 — 245,226
Retail REITs .......................................... — 39,572 — 39,572
Semiconductors & Semiconductor Equipment .................... — 3,105,624 — 3,105,624
Software ............................................. — 4,621,171 — 4,621,171
Specialized REITs ...................................... — 564,949 — 564,949
Specialty Retail ........................................ — 1,332,202 — 1,332,202
Technology Hardware, Storage & Peripherals .................... — 279,743 — 279,743
Floating Rate Loan Interests ................................. — — 910 910
Investment Companies .................................... 8,714,110 — — 8,714,110
Non-Agency Mortgage-Backed Securities ........................ — 702,424 — 702,424
Other Interests .......................................... — — — —
Preferred Securities
Automobiles .......................................... — 15,726 — 15,726
Banks ............................................... 433,371 — — 433,371
Chemicals ............................................ 507,638 — — 507,638
Passenger Airlines ...................................... 122,870 — — 122,870
U.S. Government Sponsored Agency Securities .................... — 35,361,628 — 35,361,628
U.S. Treasury Obligations ................................... — 41,234,196 — 41,234,196
Short-Term Securities
Money Market Funds ...................................... 12,493,946 — — 12,493,946
U.S. Treasury Obligations ................................... — 8,558,390 — 8,558,390
$ 194,467,819 $ 253,650,984 $ 1,160 $ 448,119,963
Investments valued at NAV
(a)
...................................... 1,655,738
$ —
$ 449,775,701
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 85,325 $ 1,146,001 $ — $ 1,231,326
Foreign currency exchange contracts ............................ — 193,105 — 193,105
Interest rate contracts ....................................... 686,565 — — 686,565
Liabilities
Credit contracts ........................................... — (238,529) — (238,529)
Equity contracts ........................................... (176,268) — — (176,268)
Foreign currency exchange contracts ............................ — (11,031) — (11,031)
Interest rate contracts ....................................... (372,769) — — (372,769)
$ 222,853 $ 1,089,546 $ — $ 1,312,399
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 180,947,423 $ 199,907,775 $ 144,017,905 $ 62,529,900
Investments, at value — affiliated
(d)
............................................ 2,085,836 259,406 8,897,193 —
Cash   ............................................................... — — 491,441 4,788,092
Cash held for investments sold short ........................................... — — 126,083 —
Cash pledged:
Collateral — exchange-traded options written .................................... — — 60,000 —
Futures contracts ...................................................... 91,000 — 1,064,000 —
Centrally cleared swaps .................................................. — — 793,000 —
Foreign currency, at value
(e)
................................................. — — 318,706 —
Repurchase agreements, at value
(f)
............................................ — — — 49,750,000
Receivables: – – – –
Investments sold ...................................................... 1,780,197 14,310 4,826,450 —
Securities lending income — affiliated ........................................ 417 173 570 —
TBA sale commitments .................................................. — — 1,513,812 —
Capital shares sold ..................................................... 136 4,054 1,311 —
Dividends — unaffiliated ................................................. 111,872 19,647 69,261 —
Dividends — affiliated ................................................... 6,234 585 22,580 —
Interest — unaffiliated ................................................... — — 353,994 215,536
Variation margin on futures contracts ......................................... 20,899 — 89,214 —
Swap premiums paid ..................................................... — — 16,753 —
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 574,122 —
OTC swaps .......................................................... — — 85,363 —
Prepaid expenses ....................................................... 1,179 1,174 106,615 4,129
Other assets ........................................................... — — — 29,625
Total assets ...........................................................
185,045,193 200,207,124 163,428,373 117,317,282
LIABILITIES
Investments sold short, at value
(g)
............................................. — — 113,874 —
Collateral on securities loaned ............................................... 428,090 — 14,723 —
Options written, at value
(h)
.................................................. — — 509,726 —
TBA sale commitments, at value
(i)
............................................. — — 1,502,216 —
Payables: – – – –
Investments purchased .................................................. 1,741,728 — 12,870,068 677,407
Swaps   ............................................................ — — 64,113 —
Accounting services fees ................................................. 23,051 23,054 79,970 9,793
Capital shares redeemed ................................................. 2,522 3,063 19,200 436,043
Custodian fees ........................................................ 16,665 5,389 208,478 5,161
Deferred foreign capital gain tax ............................................ — — 2,414 —
Investment advisory fees ................................................. 55,485 60,599 8,092 36,214
Printing and postage fees ................................................ 4,485 11,682 12,088 11,837
Professional fees ...................................................... 28,064 20,903 33,404 13,753
Registration fees ...................................................... — — — 2,933
Transfer agent fees .................................................... 62,651 73,086 — —
Other accrued expenses ................................................. 175 1,184 — —
Variation margin on futures contracts ......................................... — — 164,240 —
Variation margin on centrally cleared swaps .................................... — — 2,443 —
Swap premiums received .................................................. — — 479 —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 504,806 —
OTC swaps .......................................................... — — 110,425 —
Total liabilities ..........................................................
2,362,916 198,960 16,220,759 1,193,141
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 182,682,277 $ 200,008,164 $ 147,207,614 $ 116,124,141

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 161,130,860 $ 136,952,348 $ 143,761,342 $ 116,119,975
Accumulated earnings .................................................... 21,551,417 63,055,816 3,446,272 4,166
NET ASSETS ..........................................................
$ 182,682,277 $ 200,008,164 $ 147,207,614 $ 116,124,141
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................... $ 161,107,593 $ 138,009,340 $ 140,810,378 $ 62,529,900
(c)
  Securities loaned, at value ................................................ $ 423,356 $ — $ 6,682 $ —
(d)
  Investments, at cost — affiliated ............................................ $ 2,085,836 $ 259,406 $ 8,919,118 $ —
(e)
  Foreign currency, at cost ................................................. $ — $ — $ 319,325 $ —
(f)
  Repurchase agreements, at cost ........................................... $ — $ — $ — $ 49,750,000
(g)
  Proceeds received from short sales ......................................... $ — $ — $ 93,592 $ —
(h)
  Premiums received .................................................... $ — $ — $ 430,866 $ —
(i)
  Proceeds received from TBA sale commitments .................................. $ — $ — $ 1,513,812 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage Large
Cap Core
Portfolio
BlackRock
Capital Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSET VALUE
Net assets ...........................................................
$ 182,682,277 $ 200,008,164 $ 147,207,614 $ 116,124,141
Shares outstanding ....................................................
7,574,691 4,650,080 9,987,209 116,119,981
Net asset value .......................................................
$ 24.12 $ 43.01 $ 14.74 $ 1.00
Shares authorized .....................................................
100 million 100 million 100 million 2.0 billion
Par value ...........................................................
$ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023

Financial Statements
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 20,560,247 $ 426,911,907
Investments, at value — affiliated
(c)
........................................................................... 223,633 22,863,794
Cash   .............................................................................................. — 15,414
Cash pledged:
Futures contracts ..................................................................................... 7,000 1,252,000
Centrally cleared swaps ................................................................................. — 550,000
Foreign currency, at value
(d)
................................................................................ 1,374 1,285,154
Receivables: – –
Investments sold ..................................................................................... 33,977 4,911,208
Securities lending income — affiliated ....................................................................... — 1,883
Swaps   ........................................................................................... — 160
Capital shares sold .................................................................................... — 564
Dividends — unaffiliated ................................................................................ — 527,045
Dividends — affiliated .................................................................................. 1,542 40,003
Interest — unaffiliated .................................................................................. 358,501 1,257,496
From the Manager .................................................................................... 6,003 —
Due from broker ...................................................................................... — 520,000
Variation margin on futures contracts ........................................................................ — 74,136
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 193,105
OTC swaps ......................................................................................... — 1,146,001
Prepaid expenses ...................................................................................... 2,464 28,194
Total assets ..........................................................................................
21,194,741 461,578,064
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 990,000
Collateral on securities loaned .............................................................................. — 1,664,477
Options written, at value
(e)
................................................................................. 1,080 —
Payables: – –
Investments purchased ................................................................................. 27,521 14,273,038
Accounting services fees ................................................................................ 20,114 30,994
Capital shares redeemed ................................................................................ 373 172,284
Custodian fees ....................................................................................... 7,381 64,564
Deferred foreign capital gain tax ........................................................................... — 6,979
Income dividend distributions ............................................................................. 108,226 —
Investment advisory fees ................................................................................ — 134,711
Directors' and Officer's fees .............................................................................. 357 547
Printing and postage fees ............................................................................... 8,154 1,921
Professional fees ..................................................................................... 16,327 45,078
Transfer agent fees ................................................................................... 9,115 169,482
Other accrued expenses ................................................................................ 1,576 —
Variation margin on futures contracts ........................................................................ 1,567 199,116
Variation margin on centrally cleared swaps ................................................................... — 71,920
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 396 11,031
Total liabilities .........................................................................................
202,187 17,836,142
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 20,992,554 $ 443,741,922

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 25,098,553 $ 430,241,923
Accumulated earnings (loss) ............................................................................... (4,105,999) 13,499,999
NET ASSETS .........................................................................................
$ 20,992,554 $ 443,741,922
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 21,940,567 $ 422,475,294
(b)
  Securities loaned, at value ............................................................................... $ — $ 1,609,798
(c)
  Investments, at cost — affiliated ........................................................................... $ 220,474 $ 22,880,289
(d)
  Foreign currency, at cost ................................................................................ $ 1,369 $ 1,288,082
(e)
  Premiums received ................................................................................... $ 1,743 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023

Financial Statements
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSET VALUE
Net assets ..........................................................................................
$ 20,992,554 $ 443,741,922
Shares outstanding ...................................................................................
4,346,517 29,280,970
Net asset value ......................................................................................
$ 4.83 $ 15.15
Shares authorized ....................................................................................
100 million 300 million
Par value ..........................................................................................
$ 0.0001 $ 0.10

Statements of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 1,264,226 $ 610,175 $ 964,277 $ —
Dividends — affiliated ................................................... 35,182 6,570 223,639 —
Interest — unaffiliated ................................................... — — 1,181,252 2,373,762
Securities lending income — affiliated — net ................................... 6,057 6,210 7,626 —
Foreign taxes withheld .................................................. (100) (20,386) (70,359) —
Total investment income ...................................................
1,305,365 602,569 2,306,435 2,373,762
EXPENSES
Investment advisory .................................................... 325,915 332,941 276,045 189,645
Transfer agent ........................................................ 110,055 113,192 101,338 70,739
Professional ......................................................... 29,830 31,678 52,893 29,100
Accounting services .................................................... 27,275 27,129 69,506 18,853
Custodian ........................................................... 17,600 4,591 152,104 5,015
Printing and postage ................................................... 11,777 8,861 8,826 8,362
Directors and Officer ................................................... 3,950 3,944 3,802 3,673
Registration ......................................................... 595 595 595 595
Miscellaneous ........................................................ 2,373 2,086 24,953 1,626
Total expenses excluding dividend expense ......................................
529,370 525,017 690,062 327,608
Dividend expense — unaffiliated ............................................ — — 1,020 —
Total expenses .........................................................
529,370 525,017 691,082 327,608
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (676) (98) (178,974) (10,888)
Transfer agent fees reimbursed by the Manager ................................. (101,741) (75,817) (98,861) (68,255)
Total expenses after fees waived and/or reimbursed ................................
426,953 449,102 413,247 248,465
Net investment income ....................................................
878,412 153,467 1,893,188 2,125,297
REALIZED AND UNREALIZED GAIN (LOSS) $ 24,309,365 $ 51,458,325 $ 8,393,659 $ 6
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................ $ 1,707,368 $ 1,188,147 $ 2,943,490 $ 6
Investments — affiliated ............................................... 195 (499) (2,693) —
Forward foreign currency exchange contracts ................................. — — (544,870) —
Foreign currency transactions ........................................... — (605) (8,325) —
Futures contracts .................................................... 140,467 — (897,545) —
Options written ..................................................... — — 791,152 —
Short sales — unaffiliated .............................................. — — 4,330 —
Swaps   .......................................................... — — 18,307 —
1,848,030 1,187,043 2,303,846 6
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
............................................ 22,387,591 50,271,420 5,619,961 —
Investments — affiliated ............................................... (108) (181) 79,670 —
Forward foreign currency exchange contracts ................................. — — 576,071 —
Foreign currency translations ............................................ — 44 3,180 —
Futures contracts .................................................... 73,852 — 182,686 —
Options written ..................................................... — — 482,413 —
Short sales — unaffiliated .............................................. — — (4,296) —
Swaps   .......................................................... — — (849,872) —
22,461,335 50,271,283 6,089,813 —
Net realized and unrealized gain .............................................
24,309,365 51,458,326 8,393,659 6
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 25,187,777 $ 51,611,793 $ 10,286,847 $ 2,125,303
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................. $ — $ — $ (74) $ —
(c)
Net of reduction in deferred foreign capital gain tax of .............................. $ — $ — $ 2,259 $ —
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2023

Financial Statements
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 101 $ 3,359,971
Dividends — affiliated .................................................................................. 9,309 403,584
Interest — unaffiliated .................................................................................. 657,719 3,049,307
Securities lending income — affiliated — net .................................................................. — 21,448
Foreign taxes withheld ................................................................................. — (252,253)
Total investment income ..................................................................................
667,129 6,582,057
EXPENSES
Investment advisory ................................................................................... 39,025 822,979
Professional ........................................................................................ 36,530 61,601
Accounting services ................................................................................... 23,778 31,735
Transfer agent ....................................................................................... 15,973 287,815
Printing and postage .................................................................................. 9,528 12,052
Custodian .......................................................................................... 6,007 64,216
Registration ........................................................................................ 595 595
Directors and Officer .................................................................................. 429 4,962
Miscellaneous ....................................................................................... 4,335 19,342
Total expenses excluding interest expense ......................................................................
136,200 1,305,297
Interest expense ..................................................................................... — 12,074
Total expenses ........................................................................................
136,200 1,317,371
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (71,587) (19,971)
Transfer agent fees reimbursed by the Manager ................................................................ (13,493) (208,324)
Total expenses after fees waived and/or reimbursed ...............................................................
51,120 1,089,076
Net investment income ...................................................................................
616,009 5,492,981
REALIZED AND UNREALIZED GAIN (LOSS) $ 438,266 $ 36,524,714
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................... $ (474,206) $ 2,247,124
Investments — affiliated .............................................................................. — (337,560)
Forward foreign currency exchange contracts ................................................................ 13,320 198,674
Foreign currency transactions .......................................................................... (3,766) (13,433)
Futures contracts ................................................................................... (19,992) 632,917
Options written .................................................................................... 13,037 —
Swaps   ......................................................................................... 4,825 3,012,015
(466,782) 5,739,737
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................... 914,945 30,866,556
Investments — affiliated .............................................................................. 1,872 260,458
Forward foreign currency exchange contracts ................................................................ (396) 210,232
Foreign currency translations ........................................................................... (3,804) 6,771
Futures contracts ................................................................................... (6,626) 317,349
Options written .................................................................................... (914) —
Swaps   ......................................................................................... (29) (876,389)
905,048 30,784,977
Net realized and unrealized gain ............................................................................
438,266 36,524,714
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 1,054,275 $ 42,017,695
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (116)
(c)
Net of increase in deferred foreign capital gain tax of ............................................................. $ — $ (6,979)
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage Large Cap Core
Portfolio BlackRock Capital Appreciation Portfolio
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 878,412 $ 2,144,765 $ 153,467 $ 413,574
Net realized gain (loss) .................................................... 1,848,030 (894,270) 1,187,043 9,238,427
Net change in unrealized appreciation (depreciation) ................................ 22,461,335 (46,351,944) 50,271,283 (110,082,871)
Net increase (decrease) in net assets resulting from operations ...........................
25,187,777 (45,101,449) 51,611,793 (100,430,870)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
— (7,571,720) — (16,908,540)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(8,548,865) (13,944,593) (7,399,418) (2,946,214)
NET ASSETS
Total increase (decrease) in net assets ........................................... 16,638,912 (66,617,762) 44,212,375 (120,285,624)
Beginning of period ........................................................
166,043,365 232,661,127 155,795,789 276,081,413
End of period ............................................................
$ 182,682,277 $ 166,043,365 $ 200,008,164 $ 155,795,789
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Global Allocation Portfolio
(a)
BlackRock Government Money Market
Portfolio
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,893,188 $ 2,650,525 $ 2,125,297 $ 1,186,997
Net realized gain ........................................................ 2,303,846 602,794 6 1,505
Net change in unrealized appreciation (depreciation) ................................ 6,089,813 (32,819,594) — —
Net increase (decrease) in net assets resulting from operations ...........................
10,286,847 (29,566,275) 2,125,303 1,188,502
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income ................................................ — (4,558,257) (2,123,188) (1,186,997)
Return of capital ......................................................... — (246,211) — —
Decrease in net assets resulting from distributions to shareholders .........................
— (4,804,468) (2,123,188) (1,186,997)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(7,741,107) (13,467,077) 22,026,217 (9,691,484)
NET ASSETS
Total increase (decrease) in net assets ........................................... 2,545,740 (47,837,820) 22,028,332 (9,689,979)
Beginning of period ........................................................
144,661,874 192,499,694 94,095,809 103,785,788
End of period ............................................................
$ 147,207,614 $ 144,661,874 $ 116,124,141 $ 94,095,809
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock High Yield Portfolio BlackRock Sustainable Balanced Portfolio
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 616,009 $ 1,131,816 $ 5,492,981 $ 8,212,988
Net realized gain (loss) .................................................... (466,782) (803,484) 5,739,737 (6,671,445)
Net change in unrealized appreciation (depreciation) ................................ 905,048 (3,061,454) 30,784,977 (86,683,599)
Net increase (decrease) in net assets resulting from operations ...........................
1,054,275 (2,733,122) 42,017,695 (85,142,056)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain .................................. (627,653) (1,119,738) — (8,697,965)
Return of capital ......................................................... — (41,567) — —
Decrease in net assets resulting from distributions to shareholders .........................
(627,653) (1,161,305) — (8,697,965)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
756,007 (1,147,111) (20,798,519) (35,720,713)
NET ASSETS
Total increase (decrease) in net assets ........................................... 1,182,629 (5,041,538) 21,219,176 (129,560,734)
Beginning of period ........................................................
19,809,925 24,851,463 422,522,746 552,083,480
End of period ............................................................
$ 20,992,554 $ 19,809,925 $ 443,741,922 $ 422,522,746
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Large Cap Core Portfolio
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 20.86  $ 27.24  $ 26.14  $ 23.90  $ 19.76  $ 24.31
Net investment income
(a)
........................
0.11  0.26  0.25  0.28  0.35  0.38
(b)
Net realized and unrealized gain (loss) ...............
3.15  (5.69) 6.98  4.43  5.38  (1.62)
Net increase (decrease) from investment operations ....... 3.26  (5.43) 7.23  4.71  5.73  (1.24)
Distributions
(c)
– – – – – –
From net investment income .....................
—  (0.27) (0.25) (0.34) (0.34) (0.39)
From net realized gain ..........................
—  (0.68) (5.88) (2.13) (1.25) (2.92)
Total distributions .............................. —  (0.95) (6.13) (2.47) (1.59) (3.31)
Net asset value, end of period ..................... $ 24.12  $ 20.86  $ 27.24  $ 26.14  $ 23.90  $ 19.76
Total Return
(d)
— — — — — —
Based on net asset value ......................... 15.63%
(e)
(19.89)% 28.43% 19.99% 29.09% (5.11)%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.62%
(g)
0.60% 0.57% 0.59% 0.60% 0.63%
Total expenses after fees waived and/or reimbursed .......
0.50%
(g)
0.50% 0.47% 0.49% 0.50% 0.50%
Net investment income ...........................
1.03%
(g)
1.14% 0.85% 1.18% 1.52% 1.51%
(b)
Supplemental Data
Net assets, end of period (000) ..................... $ 182,682  $ 166,043  $ 232,661  $ 196,166  $ 188,907  $ 161,413
Portfolio turnover rate ............................ 60% 117% 116% 124% 131% 151%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 32.11  $ 57.19  $ 56.30  $ 43.39  $ 36.63  $ 40.56
Net investment income (loss)
(a)
....................
0.03  0.09  (0.01) 0.00
(b)
0.06  0.15
(c)
Net realized and unrealized gain (loss) ...............
10.87  (21.45) 11.61  17.32  11.86  0.83
Net increase (decrease) from investment operations ....... 10.90  (21.36) 11.60  17.32  11.92  0.98
Distributions
(d)
– – – – – –
From net investment income .....................
—  (0.09) (0.02) (0.01) (0.05) (0.14)
From net realized gain ..........................
—  (3.63) (10.69) (4.40) (5.11) (4.77)
Total distributions .............................. —  (3.72) (10.71) (4.41) (5.16) (4.91)
Net asset value, end of period ..................... $ 43.01  $ 32.11  $ 57.19  $ 56.30  $ 43.39  $ 36.63
Total Return
(e)
— — — — — —
Based on net asset value ......................... 33.95%
(f)
(37.59)% 21.22% 40.16% 32.79% 2.42%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.60%
(h)
0.59% 0.57% 0.59% 0.58% 0.59%
Total expenses after fees waived and/or reimbursed .......
0.51%
(h)
0.50% 0.47% 0.49% 0.48% 0.49%
Net investment income (loss) .......................
0.18%
(h)
0.21% (0.02)% (0.01)% 0.13% 0.33%
(c)
Supplemental Data
Net assets, end of period (000) ..................... $ 200,008  $ 155,796  $ 276,081  $ 247,240  $ 195,938  $ 162,866
Portfolio turnover rate ............................ 13% 63% 41% 38% 42% 45%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.22%, respectively, resulting from a non-recurring dividend.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
BlackRock Global Allocation Portfolio
(a)
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 13.74  $ 16.85  $ 17.96  $ 16.03  $ 14.20  $ 16.42
Net investment income
(b)
........................
0.19  0.24  0.25  0.18  0.27  0.27
Net realized and unrealized gain (loss) ...............
0.81  (2.89) 0.97  3.15  2.28  (1.44)
Net increase (decrease) from investment operations ....... 1.00  (2.65) 1.22  3.33  2.55  (1.17)
Distributions
(c)
– – – – – –
From net investment income .....................
—  —  (0.22) (0.26) (0.24) (0.24)
From net realized gain ..........................
—  (0.44) (2.11) (1.14) (0.48) (0.81)
Return of capital .............................. —  (0.02) —  —  —  —
Total distributions .............................. —  (0.46) (2.33) (1.40) (0.72) (1.05)
Net asset value, end of period ..................... $ 14.74  $ 13.74  $ 16.85  $ 17.96  $ 16.03  $ 14.20
Total Return
(d)
— — — — — —
Based on net asset value ......................... 7.28%
(e)
(15.73)% 6.79% 20.95% 18.05% (7.27)%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.96%
(g)
1.02% 0.87% 0.83% 0.79% 0.78%
Total expenses after fees waived and/or reimbursed .......
0.57%
(g)
0.57% 0.58% 0.58% 0.57% 0.58%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and broker fees and expenses on short sales .....................
0.57%
(g)
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ...........................
2.62%
(g)
1.65% 1.34% 1.08% 1.72% 1.67%
Supplemental Data
Net assets, end of period (000) ..................... $ 147,208  $ 144,662  $ 192,500  $ 200,541  $ 185,582  $ 173,983
Portfolio turnover rate
(h)
........................... 120%
(i)
114% 134% 159% 207% 145%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
84% 105% 123% 158% 207% 145%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0212  0.0121  0.0000
(a)
0.0026  0.0177  0.0139
Net realized gain (loss) ..........................
(0.0001)
(b)
0.0003  0.0001  0.0000
(a)
0.0000
(a)
0.0000
(a)
Net increase from investment operations ................ 0.0211  0.0124  0.0001  0.0026  0.0177  0.0139
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0211) (0.0124) (0.0001) (0.0026) (0.0177) (0.0139)
From net realized gain ...........................
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
—
Total distributions ............................... (0.0211) (0.0124) (0.0001) (0.0026) (0.0177) (0.0139)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 2.13%
(f)
1.26% 0.01% 0.26% 1.78% 1.41%
Ratios to Average Net Assets
Total expenses .................................
0.66%
(g)
0.51% 0.50% 0.62% 0.62% 0.64%
Total expenses after fees waived and/or reimbursed ........
0.50%
(g)
0.40% 0.08% 0.33% 0.50% 0.50%
Net investment income ............................
4.28%
(g)
1.21% 0.00%
(h)
0.28% 1.77% 1.41%
Supplemental Data
Net assets, end of period (000) ...................... $ 116,124  $ 94,096  $ 103,786  $ 108,915  $ 112,454  $ 131,361
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 4.73  $ 5.59  $ 5.54  $ 5.43  $ 5.00  $ 5.42
Net investment income
(a)
.......................
0.14  0.26  0.27  0.29  0.31  0.30
Net realized and unrealized gain (loss) ..............
0.11  (0.85) 0.05  0.11  0.43  (0.42)
Net increase (decrease) from investment operations ...... 0.25  (0.59) 0.32  0.40  0.74  (0.12)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.15) (0.26) (0.27) (0.29) (0.31) (0.30)
Return of capital ............................. —  (0.01) (0.00)
(c)
—  —  (0.00)
(c)
Total distributions ............................. (0.15) (0.27) (0.27) (0.29) (0.31) (0.30)
Net asset value, end of period .................... $ 4.83  $ 4.73  $ 5.59  $ 5.54  $ 5.43  $ 5.00
Total Return
(d)
— — — — — —
Based on net asset value ........................ 5.25%
(e)
(10.64)% 5.93% 7.80% 15.04% (2.31)%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.33%
(h)
1.26% 1.46% 1.27% 1.15% 1.98%
Total expenses after fees waived and/or reimbursed ......
0.50%
(h)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ..........................
6.03%
(h)
5.27% 4.83% 5.48% 5.76% 5.66%
Supplemental Data
Net assets, end of period (000) .................... $ 20,993  $ 19,810  $ 24,851  $ 28,919  $ 30,673  $ 27,068
Portfolio turnover rate ........................... 25% 55% 55% 89% 74% 67%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Balanced Portfolio
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 13.76  $ 16.67  $ 16.79  $ 15.86  $ 13.97  $ 15.81
Net investment income
(a)
........................
0.18  0.26  0.19  0.25  0.33  0.32
Net realized and unrealized gain (loss) ...............
1.21  (2.89) 2.59  2.23  2.75  (0.73)
Net increase (decrease) from investment operations ....... 1.39  (2.63) 2.78  2.48  3.08  (0.41)
Distributions
(b)
– – – – – –
From net investment income .....................
—  (0.13) (0.19) (0.29) (0.33) (0.31)
From net realized gain ..........................
—  (0.15) (2.71) (1.26) (0.86) (1.12)
Total distributions .............................. —  (0.28) (2.90) (1.55) (1.19) (1.43)
Net asset value, end of period ..................... $ 15.15  $ 13.76  $ 16.67  $ 16.79  $ 15.86  $ 13.97
Total Return
(c)
— — — — — —
Based on net asset value ......................... 10.10%
(d)
(15.76)% 16.65% 15.75% 22.06% (2.66)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.61%
(f)
0.62% 0.59% 0.61% 0.63% 0.64%
Total expenses after fees waived and/or reimbursed .......
0.51%
(f)
0.50% 0.49% 0.50% 0.52% 0.52%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.50%
(f)
0.48% 0.48% 0.48% 0.49% 0.49%
Net investment income ...........................
2.55%
(f)
1.78% 1.08% 1.56% 2.08% 1.98%
Supplemental Data
Net assets, end of period (000) ..................... $ 443,742  $ 422,523  $ 552,083  $ 523,771  $ 500,622  $ 453,030
Portfolio turnover rate
(g)
........................... 57% 229% 343% 345% 320% 280%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
46% 187% 218% 238% 228% 211%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of 1 separate portfolio. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Capital Appreciation, Global Allocation, Government Money Market and Sustainable Balanced, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
High Yield, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation  include the accounts of BlackRock Cayman Global Allocation Portfolio
I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Global Allocation  and primarily invests in commodity-related instruments and other derivatives .
The Cayman Subsidiary enables  Global Allocation  to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global
Allocation  may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $6,372,037 , which is 4.3%  of
Global Allocation's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  Global Allocation , except that the Cayman Subsidiary may invest without limitation in commodity -related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates") . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock Sustainable Balanced Portfolio ....................... Series Fund Sustainable Balanced Diversified

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  For Government Money Market and High Yield, distributions from net investment income are declared daily and paid monthly. For Advantage Large Cap
Core, Capital Appreciation, Global Allocation and Sustainable Balanced, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the
Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the directors who are not
“interested persons” of High Yield, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Global Allocation has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Global Allocation may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market’s) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Boards of Directors of the Companies (each a "Board" and together the "Boards") have approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market’s) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2023 , Global Allocation had outstanding commitmen ts of $220,287. These commitments are not included in the net assets of Global Allocation as of June 30, 2023 .
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Valu e
Net
Amount
(b)
Advantage Large Cap Core
Citigroup Global Markets, Inc. .................... $ 58,164 $ (57,746) $ — $ 418
Goldman Sachs & Co. LLC ...................... 365,192 (357,458) — 7,734
$ 423,356 $ (415,204) $ — $ 8,152
Global Allocation
J.P. Morgan Securities LLC ...................... $ 6,682 $ (5,654) $ — $ 1,028
Sustainable Balanced
BofA Securities, Inc. ........................... 11,286 (10,310) — 976
Goldman Sachs & Co. LLC ...................... 591,994 (591,994) — —
J.P. Morgan Securities LLC ...................... 277,487 (276,482) — 1,005
Jefferies LLC ............................... 477,456 (477,456) — —
National Financial Services LLC ................... 114,686 (114,686) — —
SG Americas Securities LLC ..................... 29,177 (29,177) — —
State Street Bank & Trust Co. .................... 107,712 (107,712) — —
$ 1,609,798 $ (1,607,817) $ — $ 1,981
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2023. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the six combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the six combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the six combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.
With respect to High Yield, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of High Yield for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by High Yield to the Manager.
With respect to Sustainable Balanced, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BSL”) (collectively, the
“Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Sustainable Balanced for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Sustainable Balanced to the Manager.
With respect to Global Allocation, the Manager entered into a sub-advisory agreement with BSL, an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of Global Allocation for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Average Daily Net Assets of the Six Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................ 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Distribution Fees: The Company , on behalf of each Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of each Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the six months ended June 30, 2023 , the Funds did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s (other than Government Money Market’s) assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a
Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statements of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name
Fees Waived
by the Manager
Advantage Large Cap Core .............................................................................................. $ 566
Capital Appreciation ................................................................................................... 98
Global Allocation ..................................................................................................... 2,804
High Yield .......................................................................................................... 112
Sustainable Balanced .................................................................................................. 5,332
Fund Name
Fees Waived
by the Manager
Global Allocation ......................................................................................................... $ 3,523
High Yield .............................................................................................................. 49
Sustainable Balanced ...................................................................................................... 12,718
Fund Name
Advantage Large Cap Core ........................................................................................... 0.04%
Capital Appreciation ................................................................................................ 0.04
Global Allocation .................................................................................................. 0.04
Government Money Market ........................................................................................... 0.02
High Yield ....................................................................................................... 0.05
Sustainable Balanced ............................................................................................... 0.04
Fund Name
Advantage Large Cap Core .................................................................................................. $ 73, 416
Capital Appreciation ....................................................................................................... 75 , 817
Global Allocation ......................................................................................................... 69 , 933
Government Money Market .................................................................................................. 60,541
High Yield .............................................................................................................. 8 , 381
Sustainable Balanced ...................................................................................................... 199, 089
Fund Name
Advantage Large Cap Core ................................................................................................... 0.50%
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.50
High Yield ............................................................................................................... 0.50
Sustainable Balanced ....................................................................................................... 0.50

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2023, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the Statements of Operations:
.
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended
June 30, 2023, there were no fees waived and/or reimbursed by the Manager under this agreement for Government Money Market.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Large Cap Core and Capital Appreciation retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Large Cap Core and Capital Appreciation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Allocation and Sustainable Balanced retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset or Fixed-Income
Complexes, as applicable, in a calendar year exceeds a specified threshold, Global Allocation and Sustainable Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2023, Sustainable Balanced retained 81% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70%
of the total of securities lending income plus the collateral investment expenses.
Fund Name
Fees Waived
and/or reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 110
Global Allocation ......................................................................................................... 172,647
Government Money Market .................................................................................................. 10,888
High Yield .............................................................................................................. 71,426
Sustainable Balanced ...................................................................................................... 1,921
Fund Name
Transfer agent
fees reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 28,325
Global Allocation ......................................................................................................... 28,928
Government Money Market .................................................................................................. 7,714
High Yield .............................................................................................................. 5,112
Sustainable Balanced ...................................................................................................... 9,235

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2023, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Boards.
During the six months ended June 30, 2023, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Companies’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 1,312
Capital Appreciation ....................................................................................................... 1,311
Global Allocation ......................................................................................................... 1,653
Sustainable Balanced ...................................................................................................... 4,671
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 8,042,319 $ 10,556,000 $ 405,781
Sustainable Balanced ................................................................... 14,756,603 18,852,381 1,535,258
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 102,286,720 $ 109,598,537
Capital Appreciation .................................................... — — 23,191,154 30,405,866
Global Allocation ...................................................... 2,602,957 3,239,586 164,719,774 159,661,758
High Yield ........................................................... — — 6,372,768 5,054,053
Sustainable Balanced ................................................... 2,595,376 592,000 235,240,650 240,149,382
Fund Name Purchases Sales
Global Allocation ...................................................................................... $ 49,413,999 $ 49,391,508
Sustainable Balanced ................................................................................... 43,884,018 43,857,755

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

As of December 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Companies, on behalf of each Fund (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), are party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified
Late-Year
Losses
Advantage Large Cap Core ................................................................................ $ — $ 810,994
Global Allocation ....................................................................................... — 1,045,340
High Yield ............................................................................................ 2,089,063 —
Sustainable Balanced .................................................................................... — 1,503,784
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 163,516,987 $ 25,281,172 $ (5,725,508) $ 19,555,664
Capital Appreciation ............................................... 138,635,092 63,651,822 (2,119,733) 61,532,089
Global Allocation .................................................. 151,222,787 14,119,668 (12,855,736) 1,263,932
High Yield ...................................................... 22,227,406 94,046 (1,538,595) (1,444,550)
Sustainable Balanced .............................................. 446,303,909 29,507,984 (24,723,793) 4,784,191

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds' performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 41,839 $ 933,426 78,770 $ 1,841,676
Shares issued in reinvestment of distributions ........................ — — 365,617 7,571,720
Shares redeemed (427,864) (9,482,291) (1,023,998) (23,357,989)
(386,025) $ (8,548,865) (579,611) $ (13,944,593)
Capital Appreciation
Shares sold 49,842 $ 1,846,381 47,901 $ 1,867,854
Shares issued in reinvestment of distributions ........................ — — 494,946 16,908,540
Shares redeemed (252,061) (9,245,799) (517,622) (21,722,608)
(202,219) $ (7,399,418) 25,225 $ (2,946,214)
Global Allocation
Shares sold 48,110 $ 685,087 59,670 $ 899,232
Shares issued in reinvestment of distributions ........................ — — 350,636 4,804,468
Shares redeemed (588,551) (8,426,194) (1,308,329) (19,170,777)
(540,441) $ (7,741,107) (898,023) $ (13,467,077)
Government Money Market
Shares sold 53,404,109 $ 53,404,109 59,765,270 $ 59,765,270
Shares issued in reinvestment of distributions ........................ 2,133,821 2,133,821 1,205,982 1,205,982
Shares redeemed (33,511,713) (33,511,713) (70,662,736) (70,662,736)
22,026,217 $ 22,026,217 (9,691,484) $ (9,691,484)
High Yield
Shares sold 373,760 $ 1,807,674 844,847 $ 4,211,698
Shares issued in reinvestment of distributions ........................ 127,490 614,883 231,925 1,161,305
Shares redeemed (343,618) (1,666,550) (1,334,338) (6,520,114)
157,632 $ 756,007 (257,566) $ (1,147,111)
Sustainable Balanced
Shares sold 92,109 $ 1,345,120 185,922 $ 2,641,248
Shares issued in reinvestment of distributions ........................ — — 632,250 8,697,965
Shares redeemed (1,526,258) (22,143,639) (3,223,979) (47,059,926)
(1,434,149) $ (20,798,519) (2,405,807) $ (35,720,713)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Funds, Inc. (the “Corporation”) met on April
18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Corporation, on behalf of BlackRock Advantage Large Cap Core Portfolio (“Large Cap Core Portfolio”), BlackRock Sustainable Balanced Portfolio (“Sustainable
Balanced Portfolio”), BlackRock Capital Appreciation Portfolio (“Capital Appreciation Portfolio”), BlackRock Global Allocation Portfolio (“Global Allocation Portfolio”) and
BlackRock Government Money Market Portfolio (“Government Money Market Portfolio” and together with the Large Cap Core Portfolio, the Sustainable Balanced Portfolio,
the Capital Appreciation Portfolio and the Global Allocation Portfolio, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to Sustainable
Balanced Portfolio (the “BIL Sub-Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to Sustainable
Balanced Portfolio and Global Allocation Portfolio (the “BSL Sub-Advisory Agreements” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”).
The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable):
investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight;
and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to Global Allocation Portfolio and Sustainable Balanced Portfolio, BSL, and, with respect to Sustainable
Balanced Portfolio, BIL, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to Large Cap Core Portfolio, Sustainable Balanced Portfolio, Capital Appreciation Portfolio and Global Allocation
Portfolio, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Government Money Market Portfolio, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Sustainable Balanced Portfolio ranked in the third, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period. The Board also noted that effective April 8, 2022, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Balanced Capital Portfolio to BlackRock Sustainable Balanced Portfolio.
The Board noted that for each of the one-, three- and five-year periods reported, Global Allocation Portfolio ranked in the third quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core Portfolio ranked in the fourth, second, and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation Portfolio ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by significant style factor rotation in 2021 and early 2022 out of growth and momentum and into value. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance.
Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board reviewed the Government Money Market Portfolio’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio.
The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Large Cap Core Portfolio’s, Capital Appreciation Portfolio’s, Global Allocation Portfolio’s and Sustainable Balanced Portfolio’s
contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the
Fund’s Expense Peers.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market
Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the pertinent Fund, combined with the assets of such other funds, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to Sustainable Balanced Portfolio, and (iii) the BSL Sub-Advisory
Agreements between the Manager and BSL with respect to Sustainable Balanced Portfolio and Global Allocation Portfolio, each for a one-year term ending June 30, 2024.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund II, Inc. (the “Company”) met on May
4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Company, on behalf of BlackRock High Yield Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable):
investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight;
and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Adviser with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its Performance Oversight Committee
regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The
Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund, combined with the assets of such other funds, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders

Tailored Shareholder Reports for Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market Portfolio) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The  BlackRock Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(c)
New York, NY 10019
Willkie Farr & Gallagher LLP
(d)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield Portfolio and BlackRock Sustainable Balanced Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Sustainable Balanced Portfolio.
(c)
For all Funds except BlackRock High Yield Portfolio.
(d)
For BlackRock High Yield Portfolio.

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency.
BlackRock Government Money Market Portfolio's sponsor has no legal obligation to provide financial support to the
Portfolio. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960. BlackRock Government
Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.
Series6-6/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: August 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: August 14, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund II, Inc.

Date: August 14, 2023